             As filed with the Securities and Exchange Commission
                                on May 28, 1999
                      Registration No. 33-42927; 811-6419

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                      ----------------------------------
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [_]

Pre-Effective Amendment No.                                                  [_]

Post-Effective Amendment No. 54                                              [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [_]

Amendment No. 55                                                             [X]

                           ________________________

                            STAGECOACH FUNDS, INC.
              (Exact Name of Registrant as specified in Charter)
                               111 Center Street
                          Little Rock, Arkansas 72201
         (Address of Principal Executive Offices, including Zip Code)
      Registrant's Telephone Number, including Area Code: (800) 643-9691
                             Richard H. Blank, Jr.
                               c/o Stephens Inc.
                               111 Center Street
                          Little Rock, Arkansas 72201
                    (Name and Address of Agent for Service)
                                With a copy to:
                            Robert M. Kurucza, Esq.
                            Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                         2000 Pennsylvania Ave., N.W.
                            Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

[_]  Immediately upon filing pursuant to Rule 485(b), or

[_]  on _________ pursuant to Rule 485(b)

[X]  60 days after filing pursuant to Rule 485(a)(1), or

[_]  on _________ pursuant to Rule 485(a)(1)

[_]  75 days after filing pursuant to Rule 485(a)(2), or

[_]  on ___________pursuant to Rule 485(a)(2)

If appropriate, check  the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               EXPLANATORY NOTE
                               ----------------

     This Post-Effective Amendment No. 54 (the "Amendment") to the Registration Statement of Stagecoach Funds, Inc. (the "Company") is being filed to add to the Company's Registration Statement audited financial statements and certain other financial information for the year ended March 31, 1999 for the money market Funds of the Company, and to make certain other changes to the prospectuses and statement of additional information for these Funds.

     This Post Effective Amendment does not affect the Registration Statement for any of the Company's other funds.

                            STAGECOACH FUNDS, INC.
                            ----------------------
                             Cross Reference Sheet
                             ---------------------


Form N-1A Item Number
---------------------

Part A                   Prospectus Captions
------                   -------------------

1                        Front and Back Cover Pages
2                        Objectives and Principal Strategies
                         Important Risks
3                        Summary of Expenses
                         Example of Expenses
4                        Objectives and Principal Strategies
                         Important Risks
                         See Individual Fund Summaries
                         General Investment Risks
5                        Not applicable
6                        Organization and Management of the Funds
7                        Your Account
                         How to Buy Shares
                         How to Sell Shares
                         Dividends and Distributions
                         Taxes
8                        A Choice of Share Classes
                         Reduced Sales Charges
                         Distribution Plan
                         Exchanges
9                        See Individual Fund Summaries

Part B                   Statement of Additional Information Captions
------                   --------------------------------------------

10                       Cover Page and Table of Contents
11                       Historical Fund Information
12                       Investment Restrictions
                         Additional Investment Policies
                         Risk Factors
13                       Management
14                       Capital Stock
15                       Management
16                       Portfolio Transactions
17                       Capital Stock
18                       Determination of Net Asset Value
                         Additional Purchase and Redemption Information
19                       Federal Income Taxes
20                       Management
21                       Performance Calculations
22                       Financial Information

Part C                   Other Information
------                   -----------------

23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                                                               AUGUST 1, 1999
FRONT COVER

             Stagecoach
                Money Market Funds
             Prospectus


                           Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if the Fund's goals match your own.
Money Market
 Fund                      These securities have not been approved
                           or disapproved by the U.S. Securities and Exchange Commission ("SEC"), any state securities commission or any other regulatory authority, nor have any of these authorities passed upon the accuracy or adequacy of this Prospectus. Any
Class S                    representation to the contrary is a
                           criminal offense.

                           Fund shares are NOT deposits of Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

INSIDE FRONT COVER

 Table of Contents

Overview

This section contains             Objective and Principal
important summary                  Strategy
information about the              Summary of Important Risks
Fund.                              Performance History
                                   Summary of Expenses

-------------------------------------------------------------------------------

The Fund

This section contains             Money Market Fund
important information             General Investment Risks
about the Fund.                   Organization and Management of the Fund

-------------------------------------------------------------------------------

Your Account

Turn to this section for          Your Account
information on how to             How to Buy Shares
open and maintain                 How to Sell Shares
your account, including           Exchanges
how to buy, sell and              Additional Services and
exchange Fund shares.              Other Information

-------------------------------------------------------------------------------

Glossary

                          MONEY MARKET FUND OVERVIEW

Money Market Fund

Objective
Seeks to provide investors with a high level of income, while preserving capital and liquidity.

Principal Strategy
We invest in U.S. dollar-denominated, high quality money market instruments and repurchase agreements.

SUMMARY OF IMPORTANT RISKS

 This section summarizes important risks that are associated with the Fund described in this Prospectus. Additional information about these and other risks is included in the Fund Description later in this Prospectus and under General Investment Risks beginning on page __. An investment in the Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the FDIC or any other government agency.

 The Fund invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in the Fund's investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in the Fund, unless the securities have adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment.

 Although the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance it will be able to do so.

PERFORMANCE HISTORY

   Money Market Fund



                                  [BAR CHART]



                        -------------------------------

                        -------------------------------

                                    [TABLE]

                        -------------------------------

Summary of Expenses

Shareholder Fees
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

-------------------------------------------------------
 Minimum sales charge
 (load)
   imposed on purchases (as
 a percentage of
   offering price)                        None
-------------------------------------------------------
 Maximum deferred sales
 charge (load)
   (as a percentage of
 purchase price)                          None
-------------------------------------------------------



Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

----------------------------------------
Management
Fees
----------------------------------------
Distribution
(12b-1) Fees
----------------------------------------
Other
Expenses
----------------------------------------
TOTAL
ANNUAL
 FUND
OPERATING

EXPENSES/1/
----------------------------------------

/1/ The actual expenses incurred by the Fund will be lower than the contract amounts shown above as a result of voluntary fee waivers. The Fund's actual expenses after waivers are currently as follows: (__%). Fee waivers are voluntary and may be discontinued or modified at any time.

Example of Expenses
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:


--------------------------------
 1 YEAR
--------------------------------
 3 YEARS
--------------------------------
 5 YEARS
--------------------------------
 10 YEARS
--------------------------------



You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of the periods shown:


--------------------------------
 1 YEAR
--------------------------------
 3 YEARS
--------------------------------
 5 YEARS
--------------------------------
 10 YEARS
--------------------------------

The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund. Words appearing in italicized print and highlighted in color are defined in the Glossary.

Important information you should look for:

Investment Objective and Investment Policies
What is the Fund trying to achieve? How do we intend to invest your money? What makes the Fund different from other funds?

Permitted Investments
A summary of the Fund's key permitted investments and practices.

Important Risk Factors
What are key risk factors for the Fund? This will include the factors described in "General Investment Risks" together with any special risk factors for the Fund.

Financial Highlights
Provides important financial information about each class of shares of the Fund.

Money Market Fund

Investment Objective
The Money Market Fund seeks to provide investors with a high level of income, while preserving capital and liquidity, by investing in high quality, short-term instruments.

Investment Policies
We actively manage a portfolio of U.S. dollar-denominated, high quality money market instruments, including debt obligations with remaining maturities of 397 days or less. We maintain an overall dollar-weighted average maturity of 90 days or less. We may also make certain other investments including, for example, repurchase agreements.

Permitted Investments
Under normal market conditions, we invest in:

 .   commercial paper rated at the date of purchase as "P-1" by Moody's or "A-1+
    " or "A-1" by S&P;
 .   negotiable certificates of deposits and banker's acceptances;
 .   repurchase agreements;
 .   U.S. Government obligations;
 .   short-term, U.S. dollar-denominated debt obligations of U.S. branches of foreign banks and foreign branches of U.S. banks;
 .   municipal obligations; and
 .   share of other money market funds.

Important Risk Factors
You should consider both the General Investment Risks listed on page __ and the specific risks listed below. They are both important to your investment choice.

There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.


MONEY MARKET FUND              FINANCIAL HIGHLIGHTS
Class S
-------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
-------------------------------------------------------------------------------

                                                                                              SIX MONTHS
                                                              YEAR ENDED      YEAR ENDED           ENDED
                                                               MARCH 31,       MARCH 31,       MARCH 31,
                                                                    1999            1998        1997 (1)

--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $1.00           $1.00           $1.00
                                                              ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                      0.04            0.04            0.02
  Net realized gain (loss) on investments                           0.00            0.00            0.00
                                                              ----------      ----------      ----------
TOTAL FROM INVESTMENT OPERATIONS                                    0.04            0.04            0.02
LESS DISTRIBUTIONS:
  Dividends from net investment income                             (0.04)          (0.04)          (0.02)
  Distributions from net realized gain                              0.00            0.00            0.00
                                                              ----------      ----------      ----------
TOTAL FROM DISTRIBUTIONS                                           (0.04)          (0.04)          (0.02)
                                                              ----------      ----------      ----------
NET ASSET VALUE, END OF PERIOD                                     $1.00           $1.00           $1.00
                                                              ----------      ----------      ----------
                                                              ----------      ----------      ----------
TOTAL RETURN (NOT ANNUALIZED)                                       4.10%           4.37%           2.02%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                            $1,158,589        $951,172        $707,781
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                           1.42%           1.42%           1.43%
  Ratio of net investment income to average net assets              4.01%           4.28%           4.02%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses                            1.62%           1.62%           1.56%
Ratio of net investment income (loss) to average net
  assets prior to waived fees and reimbursed expenses               3.81%           4.08%           3.89%
-----------------------------------------------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MAY 25, 1995.
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                           NINE
                                         MONTHS        PERIOD
                                          ENDED         ENDED
                                      SEPT. 30,      DEC. 31,
                                       1996 (2)      1995 (3)
-------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                               $1.00         $1.00
                                     ----------    ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                                 0.03          0.03
  Net realized gain (loss)
    on investments                         0.00          0.00
                                     ----------    ----------
TOTAL FROM INVESTMENT
  OPERATIONS                               0.03          0.03
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                     (0.03)        (0.03)
  Distributions from net
    realized gain                          0.00          0.00
                                     ----------    ----------
TOTAL FROM DISTRIBUTIONS                  (0.03)        (0.03)
                                     ----------    ----------
NET ASSET VALUE, END OF
  PERIOD                                  $1.00         $1.00
                                     ----------    ----------
TOTAL RETURN (NOT
  ANNUALIZED)                              3.03%         2.73%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                             $699,231      $618,899
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets                     1.42%         1.43%
  Ratio of net investment
    income to average net
    assets                                 3.98%         4.40%
-------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                                 1.55%         1.53%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                                 3.85%         4.30%

General Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Stagecoach Funds. Certain common risks are identified in the Summary of Important Risks on page ___. Other risks of mutual fund investing include the following:

 .    Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.
 .    We cannot guarantee that we will meet our investment objectives. In particular, we cannot guarantee that we will be able to maintain a $1.00 per share net asset value.
 .    We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.
 .    Share prices -- and therefore the value of your investment -- will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.
 .    Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.
 .    An investment in a single Fund, by itself, does not constitute a complete investment plan.
 .    The Fund may invest a portion of its assets in U.S. Government obligations.
     It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Fund itself.
 .    The Fund may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

What follows is a general list of the types of risks (some of which are described above) that may apply to the Fund and a table showing some of the additional investment practices that the Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk -- The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk -- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase the Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

Year 2000 Risk--The Fund's principal service providers have advised the Fund that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Fund invests also could be adversely impacted by the Year 2000 issue, especially foreign entities, which my be less prepared for the Year 2000. The extent of such impact cannot be predicted.

Investment Practice/Risk

The following table lists some of the additional investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for the Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for the Fund remains within the parameters of its objective.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the "Important Risk Factors" in the summary for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.

--------------------------------------------------------------------------------

                                                                                             MONEY MARKET
==========================================================================================================
INVESTMENT PRACTICE:                                                     RISK:
==========================================================================================================
FLOATING AND VARIABLE RATE DEBT
Instruments with interest rates that are adjusted either                 Interest Rate and           *
on a schedule or when an index or benchmark changes.                     Credit Risk
----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A transaction in which the seller of a security agrees to                Credit and
buy back a security at an agreed upon time and price,                    Counter-Party Risk          *
usually with interest.
----------------------------------------------------------------------------------------------------------
OTHER MUTUAL FUNDS
The temporary investment in shares of another money                      Market Risk                 *
market fund. A pro rata portion of the other fund's
expenses, in addition to the expenses paid by the Fund,
will be borne by Fund shareholders.
----------------------------------------------------------------------------------------------------------
FOREIGN OBLIGATIONS
Dollar-denominated debt obligations of foreign                           Information, Currency,
branches of U.S. banks or U.S. branches of foreign                       Liquidity, Political,       *
banks.                                                                   Regulatory, and
                                                                         Diplomatic Risk
----------------------------------------------------------------------------------------------------------
LOANS OF PORTFOLIO SECURITIES
The practice of loaning securities to brokers, dealers                   Credit, Leverage and         *
and financial institutions to increase return on those                   Counter-Party Risk
securities. Loans may be made in accordance with
existing investment policies.
----------------------------------------------------------------------------------------------------------
BORROWING POLICIES
The ability to borrow an equivalent of 10%                               Leverage Risk                *
of assets from banks for temporary purposes
to meet shareholder redemptions.
----------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES
A security that cannot be readily sold, or cannot be                     Liquidity Risk               *
readily sold without negatively affecting its fair price.
Illiquid securities are limited to 10% of total assets.
----------------------------------------------------------------------------------------------------------

Organization and Management of the Fund

A number of different entities provide services to the Fund. This section shows how the Fund is organized, the entities that perform different services, and how they are compensated. Further information is available in the Statement of Additional Information for the Fund.

The Fund is one of over 30 Funds of Stagecoach Funds, an open-end management investment company. Stagecoach was organized on September 9, 1991, as a Maryland Corporation.

The Board of Directors of Stagecoach supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders, it may make a change in one of these companies.



 -----------------------------------------------------------------------------
                              BOARD OF DIRECTORS
--------------------------------------------------------------------------------
                       Supervises the Fund's activities
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        INVESTMENT ADVISOR                             CUSTODIAN
--------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                     Wells Fargo Bank, N.A.
  525 Market St., San Francisco, CA          525 Market St., San Francisco, CA
  Manages the Fund's investment              Provides safekeeping for the Fund's
  activities                                 assets
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            INVESTMENT SUB-ADVISOR
--------------------------------------------------------------------------------
                     Wells Capital Management Incorporated
                                525 Market St.
                               San Francisco, CA
                         Manages the Fund's investment
                                  activities
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   SHAREHOLDER
                                                  TRANSFER          SERVICING
    DISTRIBUTOR          ADMINISTRATOR             AGENT             AGENTS
--------------------------------------------------------------------------------

  Stephens Inc.        Wells Fargo Bank, N.A.  BFDS, Inc.         Various Agents
  111 Center St.       525 Market St.          Two Heritage Dr.
  Little Rock, AR      San Francisco, CA       Quincy, MA
  Markets the Fund     Manages the             Maintains records  Provide
  and distributes      Fund's business         of shares and      services to
  shares               activities              supervises the     customers
                                               paying of
                                               dividends
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  FINANCIAL SERVICES FIRMS AND SELLING AGENTS
--------------------------------------------------------------------------------
     Advise current and prospective shareholders on their Fund investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 SHAREHOLDERS
--------------------------------------------------------------------------------

In the following sections, the percentages shown are the percentages of the average daily net assets of the Fund paid on an annual basis for the services described.

The Investment Advisor
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for the Fund. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of [______, 1999,] Wells Fargo Bank and its affiliates managed over [$___] billion in assets. The Fund paid Wells Fargo Bank advisory services (after fee waivers) for the last fiscal year of [ ___ % ] of average annual net assets.

The Investment Sub-Advisor
Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, is the sub-advisor for the Fund. As of [___ __, 1999], WCM provided investment advice for assets aggregating in excess of [$__ billion]. For providing sub-advisory services to the Fund, WCM is entitled to receive from Wells Fargo Bank .05% of the Fund's assets up to the first $960 million and .04% of all assets above $960 million. WCM is entitled to receive from Wells Fargo Bank a minimum annual sub-advisory fee of $120,000. This minimum annual fee payable to WCM does not affect the advisory fee paid by the Fund to Wells Fargo Bank.

The Administrator
Wells Fargo Bank provides the Fund with administration services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Company's Directors and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct the Fund's business, and compensates the Company's Directors.

Shareholder Servicing Plan
We have a shareholder servicing plan for the Fund. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, shareholder servicing agents are entitled to receive a fee up to .25% of average annual net assets.

Your Account

This section tells you how to open a Fund account and how to buy, sell or exchange Fund shares once your Fund account is open.

Opening an Account
Class S shares of the Fund are offered by this Prospectus to business that establish a Business Dividend Checking Account (an "Account") with Wells Fargo Bank. Each Account combines a Transaction Account (a non-interest bearing deposit account) with a periodic sweep of balances to or from the Fund. Investors may open an Account by completing and signing an Account Application and appropriate Disclosure Statement. The Disclosure Statement contains important information about the various features and operations of the Accounts and should be reviewed in conjunction with this Prospectus. Wells Fargo Bank may, in the future, permit investors to acquire shares of the Fund through additional accounts not described in this Prospectus.

Important Information:
 .    Read this Prospectus carefully. Discuss any questions you have with your
     Institution. You may also ask for copies of the Statement of Additional Information and Annual Report. Copies are available free of charge from your Selling Agent or by calling 1-800-222-8222.
 .    We process requests to buy shares each business day. The Fund is open
     Monday through Friday and is closed on weekends and federal bank holidays.
 .    On any day the trading market for both U.S. government securities and money market instruments close early, the Funds will close early. On these days, the NAV calculation time discussed below may be earlier than 12:00 noon. On days when the Fund is closed, NAV will not be calculated.
 .    Requests received from an Institution in proper form before 12:00 noon
     (Pacific time) generally are processed at 12:00 noon on the same day.
 .    Requests we receive after the above-specified times are processed the next business day at the applicable Net Asset Value (NAV) per share.
 .    We reserve the right to cancel any purchase order or delay redemption if your check does not clear. We may also reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check have been collected.
 .    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.
 .    We determine the NAV of each Fund's shares by subtracting the Fund liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that Fund. The Fund uses the amortized cost method to value portfolio securities pursuant to Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further information.
 .    You may have to complete additional paperwork for certain types of account registrations, such as a Trust. Please speak to Investor Services (1-800-222-8222) if you are investing directly with Stagecoach Funds, or speak to your Selling Agent if you are buying shares through a brokerage account.
 .    Once an account has been opened, you can add additional Funds under the same registration without requiring a new application.


How to Buy Shares
Class S shares may be purchased on any day the Fund and Wells Fargo Bank are open by making a deposit into your Account. On each day Wells Fargo Bank and the Fund are open Wells Fargo Bank computes the Net Sweep Amount, which is the net amount of all deposits, withdrawals, charges and credits made to and from a Transaction Account. If deposits and credits exceed withdrawals and charges, you authorize Wells Fargo Bank, on your behalf, to transmit a purchase order to the Fund designated in your Account in the amount of that day's Net Sweep Amount. For example, if you make a $500 deposit and withdraw $100 on the same day, and there are no other transactions on that day, the Net Sweep Amount for that day would be

$400. Wells Fargo Bank, on your behalf, would transmit a purchase order to the designated Fund on the next business day in the amount of $400. Your purchase order will be made effective and full and fractional shares will be purchased at the next determined NAV, which is expected to remain a constant $1.00 per shares. Deposits and other transactions to your Account are sometimes not immediately included in the Net Sweep Amount on the same business day as the day of deposit. Local and non-local checks are usually credited to your Net Sweep Amount on the first or second business day, respectively, after the day of your deposit. In addition, adjustments may sometimes be made to your Account to reflect dishonored or returned items. For additional information refer to the applicable Disclosure Statement and, specifically therein, "Holds and Funds Availability."

How to Sell Shares
If, on any day Wells Fargo Bank and the Fund are open for business, withdrawals from your Business Dividend Checking Account, including check transactions, exceed deposits and credits, Wells Fargo Bank will transmit a redemption order on your behalf to the Fund in the dollar amount of the day's Net Sweep Amount. If your Business Dividend Checking Account with Wells Fargo Bank is closed as described in the applicable Disclosure Statement, Wells Fargo Bank transmits a redemption request on your behalf to the Fund for the balance of the Class S shares of the Fund held through your Account. Your shares are normally redeemed at the next NAV, expected to be a constant $1.00 per share, calculated after the Fund has received the redemption order transmitted on your behalf. The Fund ordinarily will remit your redemption proceed shortly after your redemption order is received from Wells Fargo Bank unless the SEC permits a longer period under extraordinary circumstances. Such extraordinary circumstances could include a period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or
(b) it is not reasonably practicable for the Fund to determine fairly the value of its net assets, or a period during which the SEC by order permits deferral of redemptions for the protection of security holders of the Fund. In addition, Wells Fargo Bank may withhold redemption proceeds pending check collection or processing or for other reasons all as set forth more fully in "Holds and funds Availability" and elsewhere in the applicable Disclosure Statement.

General Notes for Selling Shares
 .    We process requests to sell shares each business day. Requests we receive in proper form for the Fund before 12:00 noon (Pacific time) generally are processed at 12:00 noon on the same day.
 .    Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed the next business day.
 .    If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.
 .    We reserve the right to delay payment of a redemption for up to 15 days so that we may be reasonably certain that investments made by check have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.
 .    Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits it may be to the detriment of existing shareholders. Therefore, we may pay the redemption in part or in whole in securities of equal value.

Distribution Plan
We have adopted a Distribution Plan for the Fund. This Plan is used to defray all or part of the cost of preparing and distributing prospectuses and promotional materials. The Fund may participate in joint distribution activities with other Stagecoach Funds. The cost of these activities is generally allocated among the Funds. Funds with higher asset levels pay a higher proportion of these costs. The Fund may pay up to .75% under the Plan for the Class S shares.

Exchanges

Exchanges between Stagecoach Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .    You should carefully read the Prospectus for the Fund into which you wish to exchange.
 .    If you exchange between a money market mutual Fund and a Fund with a sales load, you will buy shares at the Public Offering Price (POP) of the new
     Fund and a sales load may be assessed.
 .    If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.
 .    Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.
 .    Exchanges from any share class to a money market fund can only be re-
     exchanged for the original share class.
 .    In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.
 .    You may exchange shares of the Fund for Class A, B or C shares of a non-
     money market fund.

Additional Services and Other Information

Dividend and Capital Gains Distributions
The Fund intends to distribute on a daily basis to shareholders of record as of 12:00 noon (Pacific time). You begin earning dividends on your Class S shares of the Fund on the day your purchase order for such shares is effective and continue to earn dividends through the day prior to the date you redeem such shares. Dividends for a Saturday, Sunday or holiday are credited on the preceding business day. If you redeem shares before the dividend payment date, any dividends credited to you will be paid on the following dividend payment date. The Fund distributes any capital gains at least annually. Dividends declared in a month are reinvested in S Class shares of the Fund in the early following month.


Taxes

The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Funds and you as a shareholder. It is not intended as substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

We will pass on to you net investment income and net short-term capital gains earned by a Fund as dividend distributions. In general, these are taxable to you as ordinary income.

We will pass on to you any net capital gains earned by a Fund as capital gain distributions. In general, these distributions will be taxable to you as long-term capital gains, which may qualify for taxation at preferential rates in the hands of non-corporate shareholders. However, distributions declared in October, November and December and distributed by the following January will be taxable as if they were paid on December 31 of the year in which they were declared. We will notify you annually as to the status of your Fund distributions.

If you buy shares of a Fund shortly before it distributes its annual gains, your distribution from the Fund will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund that holds appreciated securities in its portfolio, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. Some of the Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding taxes.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund Shares.

Glossary

We provide the following definitions to assist you in reading this prospectus. For a more complete understanding of these terms you should consult your financial adviser.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

Annual and Semi-Annual Report
A document that provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day
Any day the Fund is open. The Fund is generally open Monday through Friday and is closed on weekends and federal bank holidays.

Capital Appreciation, Capital Growth
The increase in the value of a security.  See also "total return."

Commercial Paper
Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Institution
An affiliate, franchise or correspondent bank of Wells Fargo & Company and other institutions.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Moody's
A nationally recognized ratings organization.

Net Asset Value (NAV)
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated separately for each class of the Fund, and is determined as of 12:00 p.m. (Pacific time).

Options
An option is the right to buy or sell a security based on an agreed upon price for at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Preservation of Capital
The attempt by a fund's manager to reduce drops in the net asset value of fund shares in order to preserve the initial investment.

Principal Stability
The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share net asset value. More aggressive funds may not consider principal stability an objective.

Public Offering Price (POP) The NAV with the sales load added.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

S&P
Standard and Poors is one of the largest nationally recognized ratings organization. S&P's also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number
Usually the social security number for an individual or the Employer Identification Number for a corporation.

Total Return
The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Funds.

Turnover Ratio
The percentage of the securities held in a Fund's portfolio, other than short-term securities, that were bought or sold within a year.

Undervalued
Describes a stock that is believed to be worth more than its current price.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Weighted-Average Maturity
The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

BACK COVER

STAGECOACH FUNDS(TM)

You may wish to review the following documents:

Statement of Additional Information
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report
provides certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

These documents are available free of charge:

Call 1-800-222-8222, or

Write to:
Stagecoach Funds
PO Box 7066
San Francisco, CA  94120-7066

Visit the SEC's web site:
http://www.sec.gov, or

Request copies for a fee by writing to:
SEC Public Reference Room, Washington, DC  20549-6009
(call:  1-800-SEC-0330 for details)

ICA No. 811-6419     not FDIC insured -- no bank        SC MMF-5 (8/99)
                     guarantee - may lose value

                                                                  AUGUST 1, 1999

Front Cover

             Stagecoach
                Money Market Funds
             Prospectus


                           Please read this Prospectus and keep it for
                           future reference.  It is designed to provide you
                           with important information and to help you
Overland Express           decide if the Fund's goals match your own.
   Sweep Fund
                           These securities have not been approved or disapproved by the U.S. Securities and Exchange
                           Commission ("SEC"), any state securities commission or any other regulatory authority, nor have any of these authorities passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                           Fund shares are NOT deposits of Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Inside Front Cover

 Table of Contents

Overview                              Objectives and Principal Strategies
                                      Important Risks
This section contains                 Performance History
important summary                     Summary of Expenses
information about the
Fund.

------------------------------------------------------------------------------

The Fund

This section contains                 Overland Express Sweep Fund
important information                 General Investment Risks
about the Fund.                       Organization and Management of the Fund

------------------------------------------------------------------------------

Your Account

Turn to this section for
information on how to                 Your Account
open and maintain                     How to Buy Shares
your account, including               How to Sell Shares
how to buy, sell and                  Exchanges
exchange Fund shares.                 Additional Services and
                                       Other Information

------------------------------------------------------------------------------

Glossary

                     OVERLAND EXPRESS SWEEP FUND OVERVIEW

Overland Express Sweep Fund

Objective
Seeks to provide investors with a high level of current income, while preserving capital and liquidity.

Principal Strategy
We invest in a broad range of U.S. dollar-denominated, high-quality money market instruments, including debt obligations as well as certain other investment such as repurchase agreements.


Summary Of Important Risks

   This section summarizes important risks that are associated with the Fund described in this Prospectus. Additional information about these and other risks is included in this Prospectus and under "General Investment Risks" beginning on page __. An investment in the Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the FDIC or any other government agency.

   The Fund invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in the Fund's investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in the Fund, unless the securities have adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment.

   Although the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance it will be able to do so.

PERFORMANCE HISTORY


     Overland Express Sweep Fund


                   [BAR CHART]


           -----------------------------

           -----------------------------

                     [TABLE]

           -----------------------------

Summary of Expenses

Shareholder Fees
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


-------------------------------------------------------------
Minimum sales charge (load)
   imposed on purchases (as a percentage of
   offering price)                                None
-------------------------------------------------------------
Maximum deferred sales charge (load)
   (as a percentage of purchase price)            None
-------------------------------------------------------------



Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

---------------------------------------

Management Fees
---------------------------------------
Distribution (12b-1)
Fees
---------------------------------------
Other Expenses
---------------------------------------
TOTAL ANNUAL
   FUND OPERATING
   EXPENSES/1/
---------------------------------------

/1/ The actual expenses incurred by the Fund will be lower than the contract amounts shown above as a result of voluntary fee waivers. The Fund's actual expenses after waivers are currently as follows: __%. Fee waivers are voluntary and may be discontinued or modified at any time.

Example of Expenses
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:


-----------------------------------
1 YEAR
-----------------------------------
3 YEARS
-----------------------------------
5 YEARS
-----------------------------------
10 YEARS
-----------------------------------






You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of the periods shown:



----------------------------------
1 YEAR
----------------------------------
3 YEARS
----------------------------------
5 YEARS
----------------------------------
10 YEARS
----------------------------------

The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund. Words appearing in italicized print and highlighted are defined in the Glossary.

Important information you should look for:

Investment Objective and Investment Policies
What is the Fund trying to achieve? How do we intend to invest your money? What makes the Fund different from other funds?

Permitted Investments
A summary of the Fund's key permitted investments and practices.

Important Risk Factors
What are key risk factors for the Fund? This will include the factors described in "General Investment Risks" together with any special risk factors for the Fund.

Financial Highlights
Provides important financial information about the Fund.

Overland Express Sweep Fund

Investment Objective
The Overland Express Sweep Fund seeks to provide investors with a high level of current income, while preserving capital and liquidity.

Investment Policies
We pursue this objective by actively managing a portfolio consisting of a broad range of U.S. dollar-denominated, high-quality money market instruments, including debt obligations with remaining maturities of 397 days or less. We maintain an overall weighted average maturity of 90 days or less. We may also make certain other investment including, for example, repurchase agreements.

Permitted Investments
Under normal market conditions, we invest in:

 .    commercial paper rated at the date of purchase as "P-1" by Moody's or "A-
     1+" or "A-1" by S&P;
 .    negotiable certificates of deposit and banker's acceptances;
 .    repurchase agreements;
 .    U.S. Government obligations;
 .    short-term, U.S. dollar-denominated debt obligations of U.S. branches of foreign banks and foreign branches of U.S. banks; and
 .    shares of other money market funds.

Important Risk Factors
You should consider both the General Investment Risks beginning on page ___ and the specific risks listed below. They are both important to your investment choice.

There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures a guarantees the performance of the Fund.

OVERLAND EXPRESS SWEEP FUND                                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                      THREE
                                                                                     MONTHS
                                                                     YEAR ENDED   ENDED MAR.
                                                                    MARCH 31,           31,
                                                                          1999      1998 (2)

--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $1.00        $1.00
                                                                    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                            0.04         0.01
LESS DISTRIBUTIONS:
  Dividends from net investment income                                   (0.04)       (0.01)
                                                                    ----------    ----------
NET ASSET VALUE, END OF PERIOD                                           $1.00        $1.00
                                                                    ----------    ----------
TOTAL RETURN (NOT ANNUALIZED)                                             4.26%        1.11%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                  $3,097,219   $2,594,910
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets(1)                              1.25%        1.25%
  Ratio of net investment income to average net assets(1)                 4.16%        4.49%
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees and
  reimbursed expenses(1)                                                  1.28%        1.26%
Ratio of net investment income to average net assets prior to
  waived fees and reimbursed expenses(1)                                  4.13%        4.48%
--------------------------------------------------------------------------------------------

(1) RATIOS INCLUDE ACTIVITY OF THE CASH INVESTMENT TRUST MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(2) THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO MARCH 31. The accompanying notes are an integral part of these financial statements.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                  DEC. 31,      DEC. 31,     DEC. 31,    DEC. 31,
                                    1997          1996         1995        1994

----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                           $1.00         $1.00        $1.00      $1.00
                                 ----------    ----------   ----------   --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                             0.04          0.04         0.05       0.03
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                 (0.04)        (0.04)       (0.05)     (0.03)
                                 ----------    ----------   ----------   --------
NET ASSET VALUE, END OF
  PERIOD                         $     1.00    $     1.00   $     1.00   $   1.00
                                 ----------    ----------   ----------   --------
                                 ----------    ----------   ----------   --------
TOTAL RETURN (NOT
  ANNUALIZED)                          4.47%         4.29%        4.80%      3.11%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $2,956,090    $2,002,725   $1,209,183   $812,559
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets(1)              1.24%         1.24%        1.25%      1.25%
  Ratio of net investment
    income to average net
    assets(1)                          4.40%         4.20%        4.70%      2.92%
----------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses(1)                          1.26%         1.26%        1.28%      1.33%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses(1)                          4.38%         4.18%        4.67%      2.84%
----------------------------------------------------------------------------------

(1) RATIOS INCLUDE ACTIVITY OF THE CASH INVESTMENT TRUST MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(2) THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO MARCH 31. The accompanying notes are an integral part of these financial statements.

General Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Stagecoach Funds. Certain common risks are identified in the Summary of Important Risks on page ___. Other risks of mutual fund investing include the following:

 .    Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.
 .    We cannot guarantee that we will meet our investment objectives. In particular, we cannot guarantee that we will be able to maintain a $1.00 per share net asset value.
 .    We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.
 .    Share prices -- and therefore the value of your investment -- will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.
 .    Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.
 .    An investment in a single Fund, by itself, does not constitute a complete investment plan.
 .    The Fund may invest a portion of their assets in U.S. Government obligations. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Fund itself.
 .    The Fund may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

What follows is a general list of the types of risks (some of which are described above) that may apply to the Fund and a table showing some of the additional investment practices that the Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk -- The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk -- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

Year 2000 Risk--The Fund's principal service providers have advised the Fund that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Fund invests also could be adversely impacted by the Year 2000 issue, especially foreign entities, which may be less prepared for Year 2000. The extent of such impact cannot be predicted.

Investment Practice/Risk

The following table lists some of the additional investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed. See the Investment Objective and Investment Policies for the Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for the Fund remains within the parameters of its objective.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Summary of Important Risk Factors" for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.


--------------------------------------------------------------------------------
                                                                        OVERLAND
                                                                           SWEEP
================================================================================
INVESTMENT PRACTICE:                              RISK
================================================================================
FLOATING AND VARIABLE RATE DEBT
Instruments with interest rates that              Interest Rate and
are adjusted either on a schedule or              Credit Risk                .
when an index or benchmark changes.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A transaction in which the seller or              Credit and
a security agrees to buy back a security          Counter-Party Risk         .
at an agreed upon time and price,
usually with interest.
--------------------------------------------------------------------------------
OTHER MUTUAL FUNDS
The temporary investment in shares of             Market Risk
another money market fund. A pro rata
portion of the other fund's expenses,                                        .
in addition to the expenses paid by the
Fund, will be borne by Fund shareholders.
--------------------------------------------------------------------------------
FOREIGN OBLIGATIONS
Dollar-denominated debt obligations of            Information, Liquidity
foreign branches of U.S. banks or U.S.            Political, Regulatory, and .
branches of foreign banks.                        Diplomatic Risk
--------------------------------------------------------------------------------
BORROWING POLICIES
The ability to borrow an equivalent of            Leverage Risk
10% of assets from banks for temporary                                       .
purposes to meet shareholder redemptions.
--------------------------------------------------------------------------------
ILLIQUID SECURITIES
A security that cannot be readily sold,           Liquidity Risk
or cannot be readily sold without                                            .
negatively affecting its fair price.
Illiquid securities are limited to 10%
of assets.
--------------------------------------------------------------------------------

Organization and Management of the Fund

A number of different entities provide services to the Fund. This section shows how the Fund is organized, the entities that perform different services, and how they are compensated. Further information is available in the Statement of Additional Information for the Fund.

The Fund is one of over 30 Funds of Stagecoach Funds, an open-end management investment company. Stagecoach was organized on September 9, 1991, as a Maryland Corporation.

The Board of Directors of Stagecoach supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders it may make a change in one of these companies.

      ------------------------------------------------------------------------------------
                                      BOARD OF DIRECTORS
      ------------------------------------------------------------------------------------
                               Supervises the Fund's activities
      ------------------------------------------------------------------------------------

      ------------------------------------------------------------------------------------
                 INVESTMENT ADVISOR                             CUSTODIAN
      ------------------------------------------------------------------------------------
      Wells Fargo Bank, N.A.                  Wells Fargo Bank, N.A.
      525 Market St., San Francisco, CA       525 Market St., San Francisco, CA
      Manages the Fund's investment           Provides safekeeping for the Fund's assets
      activities
      ------------------------------------------------------------------------------------

      ------------------------------------------------------------------------------------
                                    INVESTMENT SUB-ADVISOR
      ------------------------------------------------------------------------------------
                             Wells Capital Management Incorporated
                                        525 Market St.
                                       San Francisco, CA
                           Manages the Fund's investment activities
      ------------------------------------------------------------------------------------

      ------------------------------------------------------------------------------------

                                                                            SHAREHOLDER
                                                          TRANSFER           SERVICING
          DISTRIBUTOR          ADMINISTRATOR               AGENT               AGENTS
      ------------------------------------------------------------------------------------
      Stephens Inc.        Wells Fargo Bank, N.A.  BFDS, Inc.              Various Agents
      111 Center St.       525 Market St.          Two Heritage Lane
      Little Rock, AR      San Francisco, CA       Quincy, MA
      Markets the Fund     Manages the             Maintains records       Provide
      and distributes      Fund's business         of shares and           services to
      share                activities              supervises the          customers
                                                   paying of dividends
      ------------------------------------------------------------------------------------

      ------------------------------------------------------------------------------------
                          FINANCIAL SERVICES FIRMS AND SELLING AGENTS
      ------------------------------------------------------------------------------------
             Advise current and prospective shareholders on their Fund investments
      ------------------------------------------------------------------------------------

      ------------------------------------------------------------------------------------
                                         SHAREHOLDERS
      ------------------------------------------------------------------------------------

In the following sections, the percentages shown are the percentages of the average daily net assets of the Fund paid on an annual basis for the services described.

The Investment Advisor
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for the Fund. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of [______ __, 1999,] Wells Fargo Bank and its affiliates managed over [$__] billion in assets. For these services, the Fund paid Wells Fargo Bank a fee of up to [ % ] of its average annual net assets.

The Sub-Advisor
Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, is the sub-advisor for the Fund. As of [____ ___, 1999], WCM provided investment advice for assets aggregating in excess of [$____ billion]. For providing sub-advisory services to the Fund, WCM is entitled to receive from Wells Fargo Bank .05% of the Fund's assets up to the first $960 million and .04% of all assets above $960 million. WCM is entitled to receive from Wells Fargo Bank a minimum annual sub-advisory fee of $120,000. This minimum annual fee payable to WCM does not affect the advisory fee paid by the Fund to Wells Fargo Bank.

The Administrator
Wells Fargo Bank provides the Fund with administration services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Company's Directors and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct the Fund's business, and compensates the Company's Directors.

Shareholder Servicing Plan
We have a shareholder servicing plan for the Fund. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, shareholder servicing agents are entitled to receive up to .30% of the Fund's average annual net assets.

Your Account

This section tells you how to open a Fund account and how to buy and sell Fund shares once your Fund account is open.

Minimum Investments:
 .    The Fund has no minimum initial or subsequent investment requirement.

How to Buy Shares

You can buy Fund shares exclusively through a Shareholder Servicing Agent who has entered into an agreement with us to make investments into the Fund on your behalf. Share purchases are made through your Customer Account with a Shareholder Servicing Agent and are governed in accordance with the terms of the Customer Account. Shareholder Servicing Agents automatically invest or "sweep" balances in your Customer Account into shares of the Fund. There are no sales loads for purchasing shares of the Fund, and there are no minimum initial or subsequent purchase amounts applicable to Fund shares. Please contact your Shareholder Servicing Agent for more information.

You may purchase shares of the Fund through certain retirement, benefit and pension plans, through certain packaged investment products, or as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.

Important Information
 .    Your Shareholder Servicing Agent buys and sells shares on your behalf. The
     Shareholder Servicing Agent maintains an account with us in its name on your behalf.
 .    Your account with your Shareholder Servicing Agent describes the procedures an regulations governing transactions.
 .    Read this Prospectus carefully. Discuss any questions you have with your
     Shareholder Servicing Agent. You may also ask for copies of the Statement of Additional Information. Copies are available free of charge from your Shareholder Servicing Agent or by calling 1-800-222-8222.
 .    We process requests to buy or sell shares each business day at 9:00 a.m.
     (Pacific time). The Fund is open Monday through Friday and is closed on weekends and federal bank holidays. Any request we receive in proper form before 9:00 a.m. (Pacific time) is processed the same day. Any request we receive after 9:00 a.m. (Pacific time) are processed the next business day. Occasionally the markets for US Government securities and money market instruments close early. On such days, the cut-off time for trades may be earlier.
 .    It is the nature of a mutual fund investment that the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.
 .    We determine the Net Asset Value (NAV) of the Fund's shares each business day as of 9:00 a.m. (Pacific time) by subtracting the Fund's liabilities from its total assets, and then dividing the result by the total number of outstanding shares. The Fund uses the amortized cost method to value portfolio securities pursuant to Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

How to Sell Shares

Shares may be redeemed on any day your Shareholder Servicing Agent is open for business in accordance with the terms of your Customer Account agreement. Please read your account agreement with your Shareholder Servicing Agent. The Shareholder Servicing Agent is responsible for the prompt transmission of your redemption order to the Fund. Proceeds of your redemption order will be credited to your Customer Account by your Servicing Agent. The Fund does not charge redemption fees.

General notes for Selling Shares
 .    We process requests to sell shares each business day. Requests we receive in proper form before 9:00 a.m. (Pacific time) generally are processed at 9:00 a.m. (Pacific time) on the same day.
 .    Request we receive after the above-specified time are deemed to be received and are processed the next business day at the applicable NAV.
 .    We reserve the right to delay payment of a redemption until we are reasonably certain that investments made by check have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not policy to delay such payments.
 .    Generally, we pay redemption requests in cash, unless the redemption requests is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

Distribution Plan
We have adopted distribution plan, pursuant to Rule 12b-1 of the Investment Company Act of 1940, for the Fund. The plan is used to pay for distribution-related services, including on-going compensation to selling agents.

The Fund may participate in joint distribution activities with other Stagecoach Funds. Funds with higher asset levels pay a higher proportion of these costs. The fees paid under these plans are .30%.

Exchanges

Exchanges between Stagecoach Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .    You should carefully read the Prospectus for the Fund into which you wish to exchange.
 .    If you exchange between a money market fund and a Fund with a sales load, you will buy shares at the Public Offering Price (POP) of the new Fund and
     a sales load may be assessed.
 .    If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.
 .    Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.
 .    Exchanges from any share class to a money market fund can only be re-
     exchanged for the original share class.
 .    In order to discourage excessive fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.
 .    You may exchange shares of the Fund for Class A, Class B or Class C shares of a non-money market fund.

Additional Services and Other Information

Automatic Programs:
These programs help you conveniently purchase and/or redeem shares each month. Call Investor Services 1-800-222-8222 for more information.

 .    Systematic Purchase Plan - With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund you would like to purchase, specify an amount of at least $100, and tell us the day of the month you would like the money invested. If you do not specify a date, we will transfer the money and invest in shares of the Fund you select on or about the 25th day of the month.
 .    Systematic Exchange Plan - With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100, and the exchange will take place on or about the 25th of each month. See the "Exchanges" section of this prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.
 .    Systematic Withdrawal Plan - With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100 and we will sell your shares equal to that amount on or about the 25th of each month. To participate in this program, you:
     .    must have a Fund account value at $10,000 or more;
     .    must have your distributions reinvested; and
     .    may not simultaneously participate in the Systematic Purchase Plan.

It generally takes about ten days to establish a plan once we have received your instructions. It generally takes about five days to change or cancel participation in a plan. We automatically cancel your program if the linked bank account your specified is closed.

Dividend and Capital Gain Distributions Options
We declare dividends, if any, daily and pay them monthly. You earn dividends from the day your purchase of shares is effected and you continue to earn them until the day before your shares are redeemed. Capital gains, if any, are distributed at least annually.

We offer the following distribution options:

 .    Automatic Reinvestment Option - Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another plan.

 .    Check Payment Option - Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

Two Things to Keep In Mind About Distributions
Remember, distributions have the effect of reducing the NAV per share by the amount distributed. Also, distributions on new shares shortly after purchase would be in effect a return of capital, although the distribution may still be taxable to you.

Taxes

The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Fund and you as a shareholder. It is not intended as substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

We will pass on to you net investment income and net short-term capital gains earned by a Fund as dividend distributions. In general, these are taxable to you as ordinary income.

We will pass on to you any net capital gains earned by a Fund as capital gain distributions. In general, these distributions will be taxable to you as long-term capital gains, which may qualify for taxation at preferential rates in the hands of non-corporate shareholders. However, distributions declared in October, November and December and distributed by the following January will be taxable as if they were paid on December 31 of the year in which they were declared. We will notify you annually as to the status of your Fund distributions.

If you buy shares of a Fund shortly before it distributes its annual gains, your distribution from the Fund will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund that holds appreciated securities in its portfolio, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. Some of the Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding taxes.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund Shares.

Glossary

We provide the following definitions to assist you in reading this prospectus. For a more complete understanding of these terms you should consult your financial adviser.

Annual and Semi-Annual Report
A document that provides certain financial and other important information for the most recent reporting period and the Fund's portfolio of investments.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day
Any day the Fund is open. The Fund is generally open Monday through Friday and is closed on weekends and federal bank holidays.

Capital Appreciation
The increase in the value of a security.  See also "total return."

Commercial Paper
Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Moody's
A nationally recognized ratings organization.

Net Asset Value (NAV)
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated for the Fund as of 9:00 a.m. (Pacific time).

Options
An option is the right to buy or sell a security based on an agreed upon price for at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Preservation of Capital
The attempt by a fund's manager to reduce drops in the net asset value of fund shares in order to preserve the initial investment.

Public Offering Price (POP)
The NAV with the sales load added.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Fund's distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

S&P
Standard and Poors, a nationally recognized ratings organization. S&P also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Total Return
The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Fund.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Weighted-Average Maturity
The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

BACK COVER

STAGECOACH FUNDS (TM)

You may wish to review the following documents:

Statement of Additional Information
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report
provides certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

These documents are available free of charge:

Call 1-800-222-8222, or

Write to:
Stagecoach Funds
PO Box 7066
San Francisco, CA  94120-7066

Visit the SEC's web site:
http://www.sec.gov, or

Request copies for a fee by writing to:
SEC Public Reference Room, Washington, DC  20549-6009
(call:  1-800-SEC-0330 for details)


ICA No. 811-6419        NOT FDIC INSURED - NO           Sc OEX (8/99)
                        BANK GUARANTEE - may
                        LOSE VALUE

                                                               AUGUST 1, 1999

FRONT COVER


      Stagecoach
          Money Market Funds
      Prospectus

                      Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

                      These securities have not been approved
                      or disapproved by the U.S. Securities and
                      Exchange Commission ("SEC"), any state
Prime Money Market    securities commission or any other
  Fund                regulatory authority, nor have any of these
                      authorities passed upon the accuracy or
Treasury Plus Money   adequacy of this Prospectus.  Any
  Market Fund         representation to the contrary is a
                      criminal offense.

                      Fund shares are NOT deposits of Wells Fargo
Administrative Class  Bank, N.A. ("Wells Fargo Bank") or any of its
                      affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency.
                      AN INVESTMENT IN THE FUNDS INVOLVES
                      CERTAIN RISKS, INCLUDING POSSIBLE
                      LOSS OF PRINCIPAL.

INSIDE FRONT COVER

Table of Contents

Overview

This section contains                 Objectives and Principal
important summary                      Strategies
information about the                 Important Risks
Funds.                                Performance History
                                      Summary of Expenses

--------------------------------------------------------------------------------

The Funds

This section contains                 Prime Money Market Fund
important information                 Treasury Plus Money Market Fund
about the individual                  General Investment Risks
Funds.                                Organization and Management of the Funds

--------------------------------------------------------------------------------

Your Account

Turn to this section for              Your Account
information on how to                 How to Buy Shares
open and maintain                     How to Sell Shares
your account, including               Exchanges
how to buy, sell and                  Additional Services and
exchange Fund shares.                  Other Information

--------------------------------------------------------------------------------

Glossary

                    STAGECOACH MONEY MARKET FUNDS OVERVIEW


Prime Money Market Fund

Objective
Seeks to provide investors with maximized current income to the extent consistent with preservation of capital and maintenance of liquidity.

Principal Strategy
We invest in a broad range of U.S. dollar-denominated, high quality money market instruments, including debt obligations as well as certain other investments such as repurchase agreements.

Treasury Plus Money Market Fund

Objective
Seeks to provide investors with current income and stability of principal.

Principal Strategy
We invest in obligations issued or guaranteed by the U.S. Treasury as well as notes, repurchase agreements and other instruments collateralized or secured by Treasury obligations.

SUMMARY OF IMPORTANT RISKS

 This section summarizes important risks that are common to all of the Funds described in this Prospectus, and important risks that relate specifically to particular Funds. Both are important to your investment choice. Additional information about these and other risks is included in the individual Fund descriptions later in this Prospectus and under "General Investment Risks" beginning on page __. An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the FDIC or any other government agency.

 The Funds invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the securities have adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also or shorten the duration of certain types of instruments, such as securities, and affect their value and the return on your investment.

 Although each of the Funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance it will be able to do so.

----------------------------------------------------

     Prime Money Market Fund




                                  [BAR CHART]



                         -----------------------------

                         -----------------------------

                                    [TABLE]

                         -----------------------------

----------------------------------------------------

     Treasury Plus Money Market Fund




                                  [BAR CHART]



                         -----------------------------

                         -----------------------------

                                    [TABLE]

                         -----------------------------

Summary of Expenses

Shareholder Fees
These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

----------------------------------------------------------------------------

                                                             All
                                                             Funds
----------------------------------------------------------------------------
 Minimum sales charge (load)
  imposed on purchases (as a percentage of
  offering price)                                            None
----------------------------------------------------------------------------
 Maximum deferred sales charge (load)
  (as a percentage of purchase price)                        None
----------------------------------------------------------------------------



Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)

-----------------------------------------------------------------------------

                                  Prime Money          Treasury Plus Money
                                  Market Fund               Market Fund
-----------------------------------------------------------------------------
 Management Fees
-----------------------------------------------------------------------------
 Distribution (12b-1) Fees
-----------------------------------------------------------------------------
 Other Expenses
-----------------------------------------------------------------------------
 TOTAL ANNUAL
  FUND OPERATING
  EXPENSES/1/
-----------------------------------------------------------------------------

/1/ The actual expenses incurred by the Funds will be lower than the contract amounts shown above as a result of voluntary fee waivers. The Funds' actual expenses after waivers are currently as follows: (__%) . Fee waivers are voluntary and may be discontinued or modified at any time.


Summary of Expenses (Cont'd)

Example of Expenses
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that Fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

-----------------------------------------------------------
                              Prime            Treasury
                              Money           Plus Money
                              Market            Market
                               Fund              Fund

-----------------------------------------------------------
1 YEAR
-----------------------------------------------------------
3 YEARS
-----------------------------------------------------------
5 YEARS
-----------------------------------------------------------
10 YEARS
-----------------------------------------------------------



You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of the periods shown:


-----------------------------------------------------------
                              Prime            Treasury
                              Money           Plus Money
                              Market            Market
                               Fund              Fund

-----------------------------------------------------------
1 YEAR
-----------------------------------------------------------
3 YEARS
-----------------------------------------------------------
5 YEARS
-----------------------------------------------------------
10 YEARS
-----------------------------------------------------------

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund. Words appearing in italicized print and highlighted are defined in the Glossary.

Important information you should look for:

Investment Objective and Investment Policies
What is the Fund trying to achieve? How do we intend to invest your money? How does the Fund compare with the other Fund this Prospectus?

Permitted Investments
A summary of the Fund's key permitted investments and practices.

Important Risk Factors
What are key risk factors for the Fund? This will include the factors described in "General Investment Risks" together with any special risk factors for the Fund.

Financial Highlights
Provides important financial information about each class of shares of the Fund.

Prime Money Market Fund

Investment Objective
The Prime Money Market Fund seeks to provide investors with maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

Investment Policies
We pursue this objective by actively managing a portfolio consisting of a broad range of U.S. dollar-denominated, high quality money market instruments, including debt obligations with remaining maturities of 397 days or less. We maintain an overall dollar-weighted average maturity of 90 days or less. We may also make certain other investment including, for example, repurchase agreements.

Permitted Investments
 .    U.S. Government obligations;
 .    commercial paper rated at the date of purchase as "P-1" by Moody's or "A-
     1+" or "A-1" by S&P;
 .    negotiable certificates of deposits and banker's acceptances;
 .    repurchase agreements;
 .    short-term, U.S. dollar-denominated debt of U.S. branches of foreign banks;
     and
 .    shares of other money market funds.

Important Risk Factors
You should consider both the "General Investment Risks" beginning on page ___ and the specific risks listed below. They are both important to your investment choice.

There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.


PRIME MONEY MARKET FUND (1)
Administrative Class                                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                               PERIOD
                               YEAR ENDED       ENDED
                                MARCH 31,   MARCH 31,
                                     1999    1998 (2)

-----------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $ 1.00    $   1.00
                                   ------    --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                           0.05        0.02
  Net realized gain (loss)
    on investments                   0.00        0.00
                                   ------    --------
TOTAL FROM INVESTMENT
  OPERATIONS                         0.05        0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income               (0.05)      (0.02)
  Distributions from net
    realized gain                    0.00        0.00
                                   ------    --------
TOTAL FROM DISTRIBUTIONS            (0.05)      (0.02)
                                   ------    --------
NET ASSET VALUE, END OF
  PERIOD                           $ 1.00    $   1.00
                                   ======    ========
TOTAL RETURN (NOT
  ANNUALIZED)                        5.12%       1.57%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                          7,151    $600,975
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets               0.43%       0.40%
  Ratio of net investment
    income to average net
    assets                           5.02%       5.34%
------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                           0.59%       0.55%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                           4.86%       5.19%
------------------------------------------------------

(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

Treasury Plus Money Market Fund

Investment Objective
The Treasury Plus Money Market Fund seeks to provide investors with current income and stability of principal.

Investment Policies
We actively manage a portfolio composed of obligations issued or guaranteed by the U.S. Treasury. We also invest in notes, repurchase agreements and other instruments collateralized or secured by Treasury obligations. We buy obligations with remaining maturities of 397 days (13 months) or less. We maintain an overall dollar-weighted average maturity of 90 days or less.

Permitted Investments
Under normal market conditions, we invest:

 .    in U.S. Treasury obligations; and
 .    in repurchase agreements collateralized by U.S. Treasury obligations;

As a temporary defensive measure, or to maintain liquidity, we may invest in shares of other money market funds that have similar investment objectives.

Important Risk Factors
You should consider both the "General Investment Risks" listed on page __ and the specific risks listed below. They are both important to your investment choice.

There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Generally, short-term funds to not earn as high a level of income as funds that invest in longer-term instruments. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund.

TREASURY PLUS MONEY MARKET FUND (1)                         FINANCIAL HIGHLIGHTS
Administrative Class
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDNG THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                PERIOD
                               YEAR ENDED        ENDED
                                MARCH 31,    MARCH 31,
                                     1999     1998 (2)

------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                      $   1.00    $   1.00
                                 --------    --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                           0.05        0.02
  Net realized gain (loss)
    on investments                   0.00        0.00
                                 --------    --------
TOTAL FROM INVESTMENT
  OPERATIONS                         0.05        0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income               (0.05)      (0.02)
  Distributions from net
    realized gain                    0.00        0.00
                                 --------    --------
TOTAL FROM DISTRIBUTIONS            (0.05)      (0.02)
                                 --------    --------
NET ASSET VALUE, END OF
  PERIOD                         $   1.00    $   1.00
                                 ========    ========
TOTAL RETURN (NOT
  ANNUALIZED)                        4.85%       1.52%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $100,109    $176,942
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets               0.43%       0.40%
  Ratio of net investment
    income to average net
    assets                           4.80%       5.17%
------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                           0.63%       0.56%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                           4.60%       5.01%
------------------------------------------------------

(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2) THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

General Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Stagecoach Funds. Certain common risks are identified in the Summary of Important Risks on page ___. Other risks of mutual fund investing include the following:

 .    Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.
 .    We cannot guarantee that we will meet our investment objectives. In particular, we cannot guarantee that we will be able to maintain a $1.00 per share net asset value.
 .    We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.
 .    Share prices -- and therefore the value of your investment -- will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.
 .    Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.
 .    An investment in a single Fund, by itself, does not constitute a complete investment plan.
 .    The Funds may invest a portion of their assets in U.S. Government obligations. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Funds themselves.
 .    The Funds may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

What follows is a general list of the types of risks (some of which are described above) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk -- The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk -- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets..

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

Year 2000 Risk--The Funds' principal service providers have advised the Funds that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Funds invest also could be adversely impacted by the Year 2000 issue, especially foreign entities, which may be less prepared for the Year 2000. The extent of such impact cannot be predicted.

Investment Practice/Risk

The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for each Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its objective.

Remember, each Fund is designed to meet different investment needs and objectives.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

--------------------------------------------------------------------------------

                                                           PRIMARY      TREASURY
================================================================================
INVESTMENT PRACTICES:           RISK:
================================================================================
FLOATING AND VARIABLE
RATE DEBT
Instruments with interest       Interest Rate and             .            .
rates that are adjusted         Credit Risk
either on a schedule or
when an index or benchmark
changes.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A transaction in which          Credit, Leverage and          .            .
the seller of a security        Counter-Party Risk
agrees to buy back a
security at an agreed upon
time and price, usually
with interest.
--------------------------------------------------------------------------------
OTHER MUTUAL FUNDS
The temporary investment        Market Risk                   .            .
in shares of another money
market fund. A pro rata
portion of the other fund's
expenses, in addition to the
expenses paid by the Fund,
will be borne by Fund
shareholders.
--------------------------------------------------------------------------------
FOREIGN OBLIGATIONS
Dollar-denominated debt         Information, Liquidity        .            .
obligations of foreign          Political, Regulatory, and
branches of U.S. banks          Diplomatic Risk
or U.S. branches of
foreign banks.
--------------------------------------------------------------------------------
LOANS OF PORTFOLIO SECURITIES
The practice of loaning         Credit, Leverage and                       .
securities to brokers,          Counter-Party Risk
dealers and financial
institutions to increase
return on those securities.
Loans may be made in accordance
with existing investment
redemptions.
--------------------------------------------------------------------------------
BORROWING POLICIES
The ability to borrow an        Leverage Risk                 .            .
equivalent of 20% of assets
from banks for temporary
purposes to meet shareholder
redemption.
--------------------------------------------------------------------------------
ILLIQUID SECURITIES
A security that cannot be       Liquidity Risk                .            .
readily sold, or cannot be
readily sold without
negatively affecting its
fair price. Illiquid
securities are limited
to 10% of assets for
each Fund.
--------------------------------------------------------------------------------

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, the entities that perform different services, and how they are compensated. Further information is available in the Statement of Additional Information for the Funds.

Each Fund is one of over 30 Funds of Stagecoach Funds, an open-end management investment company. Stagecoach was organized on September 9, 1991, as a Maryland Corporation.

The Board of Directors of Stagecoach supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders, it may make a change in one of these companies.


     ---------------------------------------------------------------------------
                              BOARD OF DIRECTORS
     ---------------------------------------------------------------------------
                       Supervises the Fund's activities
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------
          INVESTMENT ADVISOR                    CUSTODIAN
     ---------------------------------------------------------------------------
      Wells Fargo Bank, N.A.               Wells Fargo Bank, N.A.
      525 Market St., San Francisco, CA    525 Market St., San Francisco, CA
      Manages the Fund's investment        Provides safekeeping for the Fund's
      activities                           assets
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------
                            INVESTMENT SUB-ADVISOR
     ---------------------------------------------------------------------------
                     Wells Capital Management Incorporated
                                525 Market St.
                               San Francisco, CA
                         Manages the Fund's investment
                                  activities
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------

                                                                   SHAREHOLDER
                                                 TRANSFER           SERVICING
       DISTRIBUTOR       ADMINISTRATOR            AGENT              AGENTS
     ---------------------------------------------------------------------------
     Stephens Inc.     Wells Fargo Bank, N.A. BFDS, Inc.          Various Agents
     111 Center St.    525 Market St.         Two Heritage Drive
     Little Rock, AR   San Francisco, CA      Quincy, MA
     Markets the Fund  Manages the            Maintains records   Provide
     and distributes   Fund's business        of shares and       services to
     shares            activities             supervises the      customers
                                              paying of dividends
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------
                  FINANCIAL SERVICES FIRMS AND SELLING AGENTS
     ---------------------------------------------------------------------------
        Advise current and prospective shareholders on their Fund investments
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------
                                 SHAREHOLDERS
     ---------------------------------------------------------------------------

In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

The Investment Advisor
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of [______ __, 1999,] Wells Fargo Bank and its affiliates managed over [$___] billion in assets. The Funds paid Wells Fargo Bank the following for advisory services (after fee waivers) for the last fiscal year: For these services, each of the Funds pay Wells Fargo Bank a fee of up to [__%] of its average nets assets.

The Investment Sub-Advisor
Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, is the sub-advisor for each of the Funds. As of [_________ __, 1999], WCM provided investment advice for assets aggregating in excess of [$___ billion]. For providing sub-advisory services to the Funds, WCM is entitled to receive from Wells Fargo Bank .05% of each Fund's assets up to the first $960 million and .04% of all assets above $960 million. WCM is entitled to receive from Wells Fargo Bank a minimum annual sub-advisory fee of $120,000. This minimum annual fee payable to WCM does not affect the advisory fee paid by the Funds to Wells Fargo Bank.

The Administrator
Wells Fargo Bank provides the Funds with administration services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Company's Directors and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct each Fund's business, and compensates the Company's Directors.

Shareholder Servicing Plan
We have a shareholder servicing plans for Administrative Class shares. We have agreements with various Institutions and shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, shareholder servicing agents are entitled to receive up to .15 % of the annual average net assets of each Fund.

Your Account

This section tells you how to open a Fund account and how to buy, sell or exchange Fund shares once your Fund account is open.

Typically, Administrative Class shares are bought and held on your behalf by the Institution through which you are investing. Check with your customer account representative or your Customer Account agreement for the rules governing your investment.

Minimum Investments:
 .    Minimum initial investment amounts are determined by your Customer Account agreement with your institution, and are generally:
     .    $150,000 per Fund minimum initial investment; and
     .    $25,000 per Fund for all investments after your first.

Important Information:
 .    Read this Prospectus carefully. Discuss any questions you have with your
     Institution. You may also ask for copies of the Statement of Additional Information and Annual Report. Copies are available free of charge from your Institution or by calling 1-800-260-5969.
 .    We process requests to buy or sell shares each business day. The Funds are open Monday through Friday and is closed on weekends and federal bank holidays.
 .    Requests we receive in proper form for the Funds before 2:00 p.m. (Pacific time) or at such earlier cut-off time as established by your Institutions, generally are processed on the same business day.
 .    Requests we receive after the above-specified times for each Fund are deemed to be received and are processed the next business day at the applicable Net Asset Value (NAV).
 .    Payment for shares may be made by Institutions in funds immediately available to us no later than 2:00 p.m. (Pacific time) on the same business day as the purchase order is processed. If payment is not received on the same business day, the order will be cancelled and the Institution will be responsible for any loss.
 .    We reserve the right to cancel any purchase order or delay redemption if your check does not clear. We may also reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check have been collected.
 .    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is the NAV next determined after a request has been received in proper form.
 .    We determine the NAV of each Fund's shares by subtracting the Fund liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that Fund. The Fund uses the amortized cost method to value portfolio securities pursuant to Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further information.

How to Buy Shares
You can open a Fund account and buy Fund shares through an Institution through which you have established a Customer Account. Investors interested in purchasing Institutional shares of the Funds should contact an account representative at their Institution and should understand the following:

 .    Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;
 .    Institutions are usually the holders of record Institutional shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;
 .    Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;
 .    The exercise of voting rights and the delivery of shareholder communications from the Funds is governed by the terms of the Customer Account involved; and

 .    Institutions may charge their customers account fees and may receive fees from us with respect to investments their customers have made with the Funds. See "Organization and Management of the Funds" for further details about these fees.

How to Sell Shares
Administrative shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

General Notes for Selling Shares
 .    We process requests we receive from and Institution in proper form before
     2:00 p.m. (Pacific time) on any business day at the NAV determined at 2:00 p.m. (Pacific time) on the same business day.
 .    Redemption proceeds are usually wired to the redeeming Institution the following business day.
 .    Requests we receive after the above specified times are deemed to be received and are processed the next business day at the applicable NAV.
 .    We reserve the right to delay payment of a redemption for up to 15 days so that we may be reasonably certain that investments made by check have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.
 .    Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits it may be to the detriment of existing shareholders. Therefore, we may pay the redemption in part or in whole in securities of equal value.

Exchanges

Exchanges between Stagecoach Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .    You should carefully read the Prospectus for the Fund into which you wish to exchange.
 .    Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.
 .    If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.
 .    Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.
 .    In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.
 .    Administrative Class shares may be exchanged for other Administrative Class shares, for Institutional Class shares, for Institutional Class shares of the Company's non-money market funds or for Class A shares in certain qualified accounts. Contact your account representative for further details.

Additional Services and Other Information

Dividend and Capital Gains Distributions
We declare dividends, if any, daily and pay them monthly. You earn dividends from the day your purchase of shares is effected and you continue to earn them until the day before your shares are redeemed. Capital gains, if any, are distributed at least annually.

Distributions paid by a Fund are automatically reinveseted to purchase new shares of the Fund. The new shares are purchased at NAV, generally on the day the distributions are paid.


Taxes

The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Funds and you as a shareholder. It is not intended as substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

We will pass on to you net investment income and net short-term capital gains earned by a Fund as dividend distributions. In general, these are taxable to you as ordinary income. However, dividends distributed by the California Tax-Free Money market Trust, which are attributable to the Fund's net interest income from tax-exempt securities will not be subject to federal income tax.

We will pass on to you any net capital gains earned by a Fund as capital gain distributions. In general, these distributions will be taxable to you as long-term capital gains, which may qualify for taxation at preferential rates in the hands of non-corporate shareholders. However, distributions declared in October, November and December and distributed by the following January will be taxable as if they were paid on December 31 of the year in which they were declared. We will notify you annually as to the status of your Fund distributions.

If you buy shares of a Fund shortly before it distributes its annual gains, your distribution from the Fund will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund that holds appreciated securities in its portfolio, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. Some of the Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding taxes.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund Shares.

Glossary

We provide the following definitions to assist you in reading this prospectus. For a more complete understanding of these terms you should consult your financial adviser.

Annual and Semi-Annual Report
A document that provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day
Any day a Fund is open. The Funds are generally open Monday through Friday and are closed on weekends and bank holidays.

Commercial Paper
Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security
A security which cannot be readily sold, or cannot be readily sold without negatively affecting its share price.

Institution
An affiliate, franchise or correspondent bank of Wells Fargo & Company and other institutions.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Moody's
A nationally recognized ratings organization.

Net Asset Value (NAV)
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated separately for each class of the Fund, and is determined as of 2:00 p.m. (Pacific time).

Options
An option is the right to buy or sell a security based on an agreed upon price for at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Preservation of Capital
The attempt by a fund's manager to reduce drops in the net asset value of fund shares in order to preserve the initial investment.

Principal Stability
The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share net asset value. More aggressive funds may not consider principal stability an objective.

Public Offering Price (POP)
The NAV with the sales load added.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

S&P
Standard and Poors, a nationally recognized ratings organization. S&P also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Total Return
The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Funds.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Weighted-Average Maturity
The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

BACK COVER

STAGECOACH FUNDS (TM)

You may wish to review the following documents:

Statement of Additional Information
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report
provides certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

These documents are available free of charge:

Call 1-800-260-5969, or

Write to:
Stagecoach Funds
PO Box 7066
San Francisco, CA  94120-7066

Visit the SEC's web site:
http://www.sec.gov, or

Request copies for a fee by writing to:
SEC Public Reference Room, Washington, DC  20549-6009
(call:  1-800-SEC-0330 for details)


ICA No. 811-6419        NOT FDIC INSURED - NO           Sc MM-ADM (8/99)
                        BANK GUARANTEE - MAY
                        LOSE VALUE

                                                                  AUGUST 1, 1999


FRONT COVER

          Stagecoach
             Money Market Funds
          Prospectus


                           Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

National Tax-Free          These securities have not been approved
   Money Market Fund       or disapproved by the U.S. Securities and
                           Exchange Commission ("SEC"), any state
Prime Money Market         securities commission or any other
   Fund                    regulatory authority, nor have any of these
                           authorities passed upon the accuracy or
Treasury Plus Money        adequacy of this Prospectus.  Any
   Market Fund             representation to the contrary is a
                           criminal offense.

                           Fund shares are NOT deposits of Wells Fargo
Institutional Class        Bank, N.A. ("Wells Fargo Bank") or any of its
                           affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation
                           ("FDIC") or any other governmental agency.
                           AN INVESTMENT IN A FUND INVOLVES
                           CERTAIN RISKS, INCLUDING POSSIBLE
                           LOSS OF PRINCIPAL.

INSIDE FRONT COVER

Table of Contents

Overview                              Objectives and Principal
                                         Strategies
This section contains                 Important Risks
important summary                     Performance History
information about the                 Summary of Expenses
Funds.

--------------------------------------------------------------------------------

The Funds

This section contains
important information                 National Tax-Free Money Market Fund
about the individual                  Prime Money Market Fund
Funds.                                Treasury Plus Money Market Fund

                                      General Investment Risks
                                      Organization and Management of the Funds

--------------------------------------------------------------------------------

Your Account

Turn to this section for              Your Account
information on how to                 How to Buy Shares
open and maintain                     How to Sell Shares
your account, including               Exchanges
how to buy, sell and                  Additional Services and
exchange Fund shares.                    Other Information

--------------------------------------------------------------------------------


Glossary

                          MONEY MARKET FUNDS OVERVIEW


National Tax-Free Money Market Fund

Objective
Seeks to provide investors with a high level of income exempt from federal income tax, while preserving capital and liquidity.

Principal Strategy
We invest in U.S. dollar-denominated, high-quality, short-term instruments, primarily municipal obligations.

Prime Money Market Fund

Objective
Seeks to provide investors with maximized current income to the extent consistent with preservation of capital and maintenance of liquidity.

Principal Strategy
We invest in a broad range of U.S. dollar-denominated, high quality money market instruments, including debt obligations as well as certain other investment such as repurchase agreements.

Treasury Plus Money Market Fund

Objective
Seeks to provide investors with current income and stability of principal.

Principal Strategy
We invest in obligations issued or guaranteed by the U.S. Treasury as well as notes, repurchase agreements and other instruments collateralized or secured by Treasury obligations.


SUMMARY OF IMPORTANT RISKS

   This section summarizes important risks that are common to all of the Funds described in this Prospectus, and important risks that relate specifically to particular Funds. Both are important to your investment choice. Additional information about these and other risks is included in the individual Fund Descriptions later in this Prospectus and under General Investment Risks beginning on page __. An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the FDIC or any other government agency.

   The Funds invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the securities have adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment.

FUND-SPECIFIC RISKS

   Although each of the Funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance it will be able to do so.

             ----------------------------------------------

                   National Tax-Free Money Market Fund




                               [BAR CHART]



             ----------------------------------------------


             ----------------------------------------------

                                [TABLE]

             ----------------------------------------------




             ----------------------------------------------

                           Prime Money Market Fund




                              [BAR CHART]



             ----------------------------------------------


             ----------------------------------------------

                                [TABLE]

             ----------------------------------------------

             ----------------------------------------------

                     Treasury Plus Money Market Fund




                              [BAR CHART]



             ----------------------------------------------

             ----------------------------------------------

                                [TABLE]

             ----------------------------------------------

Summary of Expenses

Shareholder Fees
These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.


------------------------------------------------------

                                        All
                                        Funds
------------------------------------------------------
Minimum sales charge (load)
   imposed on purchases (as
   a percentage of offering price)      None
------------------------------------------------------
Maximum deferred sales charge (load)
   (as a percentage of purchase price)  None
------------------------------------------------------






Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

-----------------------------------------------------------------------------

                          National          Prime Money      Treasury Plus
                       Tax-Free Money       Market Fund          Money
                         Market Fund                          Market Fund
-----------------------------------------------------------------------------

Management Fees
-----------------------------------------------------------------------------
Distribution
(12b-1) Fees
-----------------------------------------------------------------------------
Other Expenses                .
-----------------------------------------------------------------------------
TOTAL ANNUAL
   FUND OPERATING
   EXPENSES/1/
-----------------------------------------------------------------------------

/1/ The actual expenses incurred by the Funds will be lower than the contract amounts shown above as a result of voluntary fee waivers. The Funds' actual expenses after waivers are currently as follows: National Tax-Free Money Market Fund __%, Prime Money Market Fund __%, and Treasury Plus Money Market Fund __%. Fee waivers are voluntary and may be discontinued or modified at any time.

Example of Expenses
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:


-----------------------------------------------------------------------------
                            National         Prime Money      Treasury Plus
                         Tax-Free Money      Market Fund      Money Market
                           Market Fund                            Fund
-----------------------------------------------------------------------------
1 YEAR
-----------------------------------------------------------------------------
3 YEARS
-----------------------------------------------------------------------------
5 YEARS
-----------------------------------------------------------------------------
10 YEARS
-----------------------------------------------------------------------------







You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of the periods shown:



-----------------------------------------------------------------------------
                            National         Prime Money      Treasury Plus
                         Tax-Free Money      Market Fund      Money Market
                           Market Fund                            Fund
-----------------------------------------------------------------------------
1 YEAR
-----------------------------------------------------------------------------
3 YEARS
-----------------------------------------------------------------------------
5 YEARS
-----------------------------------------------------------------------------
10 YEARS
-----------------------------------------------------------------------------

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund. Words appearing in italicized print and highlighted are defined in the Glossary.

Important information you should look for:

Investment Objective and Investment Policies
What is each Fund trying to achieve? How do we intend to invest your money? What makes a fund different from the other Funds offered in this Prospectus?

Permitted Investments
A summary of the Fund's key permitted investments and practices.

Important Risk Factors
What are key risk factors for each Fund? This will include the factors described in "General Investment Risks" together with any special risk factors for each Fund.

Financial Highlights
Provides important financial information about each Fund.

National Tax-Free Money Market Fund

Investment Objective
The National Tax-Free Money Market Fund seeks to provide investors with a high level of income exempt from federal income tax, while preserving capital and liquidity.

Investment Policies
We actively manage a portfolio of U.S. dollar-denominated, high-quality, short-term instruments, primarily municipal obligations with remaining maturities of 397 days or less. Among the municipal obligations we buy are bonds, notes and commercial paper issued by or on behalf of the states, territories and possessions of the United States and their political subdivisions and other public authorities. Under normal market conditions we invest substantially all of our assets in debt obligations that are exempt from federal income tax. We maintain an overall dollar-weighted average maturity of 90 days or less.

Permitted Investments
Under normal market conditions, we invest:

 .    at least 80% of our net assets in municipal obligations the interest on which is exempt from federal income tax and not subject to the federal alternative minimum tax; and
 .    in obligations rated within the two highest categories by nationally recognized ratings organizations.

We may also invest up to 20% of our assets in permitted taxable investments as a defensive measure due to unusual market conditions or to maintain liquidity.

Important Risk Factors
You should consider both the General Investment Risks listed on page __ and the specific risks listed below. They are both important to your investment choice.

Up to 25% or more of our assets invested in municipal obligations may be related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund. Although it is our intention to minimize such exposure, a portion of the income earned by the Fund may be subject to the federal alternative minimum tax.

NATIONAL TAX-FREE MONEY MARKET FUND (1)                     FINANCIAL HIGHLIGHTS
Institutional Class
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                               PERIOD
                                                                             YEAR ENDED         ENDED
                                                                              MARCH 31,     MARCH 31,
                                                                                   1999      1998 (2)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                              $1.00         $1.00
                                                                             ----------     ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                     0.03          0.01
  Net realized gain (loss) on investments                                          0.00          0.00
                                                                             ----------     ---------
TOTAL FROM INVESTMENT OPERATIONS                                                   0.03          0.01
LESS DISTRIBUTIONS:
  Dividends from net investment income                                            (0.03)        (0.01)
  Distributions from net realized gain                                             0.00          0.00
                                                                             ----------     ---------
TOTAL FROM DISTRIBUTIONS                                                          (0.03)        (0.01)
                                                                             ----------     ---------
NET ASSET VALUE, END OF PERIOD                                                    $1.00         $1.00
                                                                             ----------     ---------
                                                                             ----------     ---------
TOTAL RETURN (NOT ANNUALIZED)                                                      3.01%         0.91%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                              $23,929       $54,302
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                                          0.30%         0.30%
  Ratio of net investment income to average net assets                             3.02%         3.05%
-----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees and
  reimbursed expenses                                                              0.62%         0.52%
Ratio of net investment income (loss) to average net assets prior to
  waived fees and reimbursed expenses                                              2.70%         2.83%
-----------------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

Prime Money Market Fund

Investment Objective
The Prime Money Market Fund seeks to provide investors with maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

Investment Policies
We pursue this objective by actively managing a portfolio consisting of a broad range of U.S. dollar-denominated, high quality money market instruments, including debt obligations with remaining maturities of 397 days or less. We maintain an overall dollar-weighted average maturity of 90 days or less. We may also make certain other investment including, for example, repurchase agreements.

Permitted Investments
 .  U.S. Government obligations;
 .  commercial paper rated at the date of purchase as "P-1" by Moody's or "A-1+"
   or "A-1" by S&P;
 .  negotiable certificates of deposits and banker's acceptances;
 .  repurchase agreements;
 .  short-term, U.S. dollar-denominated debt of U.S. branches of foreign banks;
   and
 .  shares of other money market funds.

Important Risk Factors
You should consider both the General Investment Risks beginning on page ___ and the specific risks listed below. They are both important to your investment choice.

There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.


PRIME MONEY MARKET FUND (1)    FINANCIAL HIGHLIGHTS
Institutional Class
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                                  SIX MONTHS
                                                                    YEAR ENDED     YEAR ENDED          ENDED
                                                                     MARCH 31,      MARCH 31,      MARCH 31,
                                                                          1999           1998       1997 (2)

------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $1.00          $1.00          $1.00
                                                                    ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                            0.05           0.05           0.03
  Net realized gain (loss) on investments                                 0.00           0.00           0.00
                                                                    ----------     ----------     ----------
TOTAL FROM INVESTMENT OPERATIONS                                          0.05           0.05           0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income                                   (0.05)         (0.05)         (0.03)
  Distributions from net realized gain                                    0.00           0.00           0.00
                                                                    ----------     ----------     ----------
TOTAL FROM DISTRIBUTIONS                                                 (0.05)         (0.05)         (0.03)
                                                                    ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                                           $1.00          $1.00          $1.00
                                                                    ----------     ----------     ----------
                                                                    ----------     ----------     ----------
TOTAL RETURN (NOT ANNUALIZED)                                             5.31%          5.58%          2.64%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                  $1,704,093       $802,511       $538,195
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                                 0.25%          0.25%          0.25%
  Ratio of net investment income to average net assets                    5.12%          5.46%          5.25%
------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                            0.39%          0.41%          0.38%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                            4.98%          5.30%          5.12%
------------------------------------------------------------------------------------------------------------

**  ANNUALIZED
(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                    PERIOD
                                   YEAR ENDED        ENDED
                                    SEPT. 30,    SEPT. 30,
                                         1996     1995 (3)

------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                             $1.00        $1.00
                                     --------     --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                               0.05         0.01
  Net realized gain (loss)
    on investments                       0.00         0.00
                                     --------     --------
TOTAL FROM INVESTMENT
  OPERATIONS                             0.05         0.01
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                   (0.05)       (0.01)
  Distributions from net
    realized gain                        0.00         0.00
                                     --------     --------
TOTAL FROM DISTRIBUTIONS                (0.05)       (0.01)
                                     --------     --------
NET ASSET VALUE, END OF
  PERIOD                                $1.00        $1.00
                                     --------     --------
                                     --------     --------
TOTAL RETURN (NOT
  ANNUALIZED)                            5.39%        5.65%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                           $423,959      $30,606
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets                   0.25%        0.26%
  Ratio of net investment
    income to average net
    assets                               5.33%        5.67%
------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                               0.60%        0.69%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                               4.98%        5.24%
------------------------------------------------------------

**  ANNUALIZED
(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.
The accompanying notes are an integral part of these financial statements.

Treasury Plus Money Market Fund

Investment Objective
The Treasury Plus Money Market Fund seeks to provide investors with current income and stability of principal.

Investment Policies
We actively manage a portfolio composed of obligations issued or guaranteed by the U.S. Treasury. We also invest in notes, repurchase agreements and other instruments collateralized or secured by Treasury obligations. We buy obligations with remaining maturities of 397 days or less. We maintain an overall dollar-weighted average maturity of 90 days or less.

Permitted Investments
Under normal market conditions, we invest:

 .   in U.S. Treasury obligations; and
 .   in repurchase agreements collateralized by U.S. Treasury obligations;

As a temporary defensive measure, or to maintain liquidity, we may invest in shares of other money market funds that have similar investment objectives.

Important Risk Factors
You should consider both the General Investment Risks listed on page __ and the specific risks listed below. They are both important to your investment choice.

There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Generally, short-term funds to not earn as high a level of income as funds that invest in longer-term instruments. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund's portfolio to fluctuate. Income from repurchase agreements is not generally exempt from state or local taxes.



TREASURY PLUS MONEY MARKET FUND (1)    FINANCIAL HIGHLIGHTS
Institutional Class
-------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
-------------------------------------------------------------------------------

                                                                      SIX MONTHS                     PERIOD
                                         YEAR ENDED     YEAR ENDED         ENDED    YEAR ENDED        ENDED
                                          MARCH 31,      MARCH 31,     MARCH 31,     SEPT. 30,    SEPT. 30,
                                               1999           1998      1997 (3)          1996     1995 (4)

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                                   $1.00          $1.00         $1.00         $1.00        $1.00
                                         ----------     ----------    ----------    ----------   ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
   (loss)                                      0.05           0.05          0.03          0.05         0.01
  Net realized gain (loss)
   on investments                              0.00           0.00          0.00          0.00         0.00
                                         ----------     ----------    ----------    ----------   ----------
TOTAL FROM INVESTMENT
  OPERATIONS                                   0.05           0.05          0.03          0.05         0.01
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                         (0.05)         (0.05)        (0.03)        (0.05)       (0.01)
  Distributions from net
    realized gain                              0.00           0.00          0.00          0.00         0.00
                                         ----------     ----------    ----------    ----------   ----------
TOTAL FROM DISTRIBUTIONS                      (0.05)         (0.05)        (0.03)        (0.05)       (0.01)
                                         ----------     ----------    ----------    ----------   ----------
NET ASSET VALUE, END OF
  PERIOD                                      $1.00          $1.00         $1.00         $1.00        $1.00
                                         ----------     ----------    ----------    ----------   ----------
                                         ----------     ----------    ----------    ----------   ----------
TOTAL RETURN (NOT
  ANNUALIZED)                                  5.04%          5.41%         2.58%         5.26%        5.51%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                                 $493,987       $501,494      $449,647      $540,689      $36,443
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets                         0.25%          0.25%         0.25%         0.25%        0.26%
  Ratio of net investment
    income to average net
    assets                                     4.92%          5.28%         5.11%         5.21%        5.42%
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                                     0.41%          0.40%         0.39%         0.59%        0.69%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                                     4.76%          5.13%         4.97%         4.87%        4.99%
-----------------------------------------------------------------------------------------------------------

**  ANNUALIZED
(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.
The accompanying notes are an integral part of these financial statements.

General Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Stagecoach Funds. Certain common risks are identified in the Summary of Important Risks on page ___. Other risks of mutual fund investing include the following:

 .    Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.
 .    We cannot guarantee that we will meet our investment objectives. In particular, we cannot guarantee that we will be able to maintain a $1.00 per share net asset value.
 .    We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.
 .    Share prices -- and therefore the value of your investment -- will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.
 .    Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.
 .    An investment in a single Fund, by itself, does not constitute a complete investment plan.
 .    The Funds may invest a portion of their assets in U.S. Government obligations. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Funds themselves.
 .    The Funds may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

What follows is a general list of the types of risks (some of which are described above) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk -- The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk -- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

Year 2000 Risk--The Funds' principal service providers have advised the Funds that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Fund invests also could be adversely impacted by the Year 2000 issue, especially foreign entities, which may be less prepared for Year 2000. The extent of such impact cannot be predicted.

Investment Practice/Risk

The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for each Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its objective.

Remember, each Fund is designed to meet different investment needs and objectives.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

--------------------------------------------------------------------------------


                                                       NATIONAL        TREASURY
                                                       TAX-FREE  PRIME   PLUS
================================================================================
INVESTMENT PRACTICE:             RISK:
================================================================================
FLOATING AND VARIABLE
RATE DEBT
Instruments with interest       Interest Rate and         .       .      .
rates that are adjusted         Credit Risk
either on a schedule or
when an index or benchmark
changes.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A transaction in which          Credit and                .       .      .
the seller of a security        Counter-Party Risk
agrees to buy back a
security at an agreed upon
time and price, usually
with interest.
--------------------------------------------------------------------------------
OTHER MUTUAL FUNDS
The temporary investment        Market Risk               .       .      .
in shares of another money
market fund. A pro rata
portion of the other fund's
expenses, in addition to the
expenses paid by the Fund,
will be borne by Fund
shareholders.
--------------------------------------------------------------------------------
FOREIGN OBLIGATIONS
Dollar-denominated debt         Information, Liquidity    .       .      .
obligations of foreign          Political, Regulatory,
branches of U.S. banks          and Diplomatic Risk
or U.S. branches of
foreign banks.
--------------------------------------------------------------------------------
LOANS OF PORTFOLIO SECURITIES
The practice of loaning         Credit, Leverage and      .       .      .
securities to brokers,          Counter-Party Risk
dealers and financial
institutions to increase
return on those securities.
Loans may be made in accordance
with existing investment
policies.
--------------------------------------------------------------------------------
BORROWING POLICIES
The ability to borrow an        Leverage Risk             .       .      .
equivalent of 20% (10%
for the National Tax-Free
Money Market) of assets
from banks for temporary
purposes to meet shareholder
redemptions.
--------------------------------------------------------------------------------
ILLIQUID SECURITIES
A security that cannot be       Liquidity Risk            .       .      .
readily sold, or cannot be
readily sold without
negatively affecting its
fair price. Illiquid
securities are limited
to 10% of assets for
each Fund.
--------------------------------------------------------------------------------

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, the entities that perform different services, and how they are compensated. Further information is available in the Statement of Additional Information for the Funds.

Each Fund is one of over 30 Funds of Stagecoach Funds, an open-end management investment company. Stagecoach was organized on September 9, 1991, as a Maryland Corporation.

The Board of Directors of Stagecoach supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders, it may make a change in one of these companies.


      --------------------------------------------------------------------------
                              BOARD OF DIRECTORS
      --------------------------------------------------------------------------
                       Supervises the Funds' activities
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
         INVESTMENT ADVISOR                             CUSTODIAN
      --------------------------------------------------------------------------
      Wells Fargo Bank, N.A.                 Wells Fargo Bank, N.A.
      525 Market St., San Francisco, CA      525 Market St., San Francisco, CA
      Manages the Funds' investment          Provides safekeeping for the Funds'
      activities                             assets
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
                                    INVESTMENT SUB-ADVISOR
      --------------------------------------------------------------------------
                             Wells Capital Management Incorporated
                                        525 Market St.
                                       San Francisco, CA
                           Manages the Funds' investment activities
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------

                                                                    SHAREHOLDER
                                                    TRANSFER         SERVICING
       DISTRIBUTOR          ADMINISTRATOR            AGENT            AGENTS
      --------------------------------------------------------------------------
      Stephens Inc.      Wells Fargo Bank, N.A.  BFDS, Inc.          Various Agents
      111 Center St.     525 Market St.          Two Heritage
      Little Rock, AR    San Francisco, CA       Drive Quincy, MA
      Markets the Funds  Manages the             Maintains records   Provide
      and distributes    Funds' business         of shares and       services to
      shares             activities              supervises the      customers
                                                 paying of dividends
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
                  FINANCIAL SERVICES FIRMS AND SELLING AGENTS
      --------------------------------------------------------------------------
        Advise current and prospective shareholders on their Fund investments
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
                                         SHAREHOLDERS
      --------------------------------------------------------------------------

In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund paid on an annual basis for the services described.

The Investment Advisor
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of [______ __, 1999,] Wells Fargo Bank and its affiliates managed over [$__] billion in assets. The Funds paid Wells Fargo Bank the following for advisory services (after fee waivers) for the last fiscal year:

-----------------------------------------------------------------------------------
National Tax-Free Money Market Fund                                    [___%]
-----------------------------------------------------------------------------------
Prime Money Market Fund                                                [___%]
-----------------------------------------------------------------------------------
Treasury Plus Money Market Fund                                        [___%]
-----------------------------------------------------------------------------------


The Sub-Advisor
Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, is the sub-advisor for each of the Funds. As of [May 1, 1999], WCM provided investment advice for assets aggregating in excess of [$32 billion]. For providing sub-advisory services to the Funds, WCM is entitled to receive from Wells Fargo Bank .05% of each Fund's assets up to the first $960 million and .04% of all assets above $960 million. WCM is entitled to receive from Wells Fargo Bank a minimum annual sub-advisory fee of $120,000. This minimum annual fee payable to WCM does not affect the advisory fee paid by the Funds to Wells Fargo Bank.

The Administrator
Wells Fargo Bank provides the Funds with administration services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Company's Directors and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct each Fund's business, and compensates the Company's Directors.

Shareholder Servicing Plan
We have a shareholder servicing plans for Institutional Class shares. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, shareholder servicing agents are entitled to receive as follows:

-----------------------------------------------------------------------------------
National Tax-Free Money Market Fund                                     .20%
-----------------------------------------------------------------------------------
Prime Money Market Fund                                                 .25%
-----------------------------------------------------------------------------------
Treasury Plus Money Market Fund                                         .25%
-----------------------------------------------------------------------------------

Your Account

This section tells you how to open a Fund account and how to buy, sell or exchange Fund shares once your Fund account is open.

Typically, Institutional Class shares are bought and held on your behalf by the Institution through which you are investing. Check with your customer account representative or your Customer Account agreement for the rules governing your investment.

Minimum Investments:
 .    Minimum, Initial and subsequent investment amounts are determined by your
     Customer Account agreement with your institution, and are generally:
     . $5,000,000 per Fund minimum initial Investment for the Prime and Treasury Plus Money Market Funds;
     . $150,000 minimum initial investment for the National Tax-Free Money Market Fund; and
     .    $25,000 per Fund for all investments after your first.

Important Information:
 .    Read this Prospectus carefully. Discuss any questions you have with your
     Institution. You may also ask for copies of the Statement of Additional Information and Annual Report. Copies are available free of charge from your Institution or by calling 1-800-260-5969.
 .    We process requests to buy or sell shares each business day. The Funds are open Monday through Friday and are closed on weekend and federal bank holidays.
 .    Requests we receive from an Institution in proper form before 2:00 p.m.
     (Pacific time) or at such earlier cut-off time as established by your Institution for the Prime and Treasury Plus Money Market Funds are generally processed at 2:00 p.m. on the same day. Requests we receive in proper form for the Treasury Plus Money Market Fund before 2:00 p.m. (Pacific time) generally are processed at 2:00 p.m. on the same day.
 .    Requests we receive from an Institution in proper form before 9:00 a.m.
     (Pacific time) for the National Tax-Free Money Market Fund generally are processed at 9:00 a.m. on the same day.
 .    Requests we receive in proper form for the Prime and Treasury Plus Money
     Market Funds before 2:00 p.m. (Pacific time) from certain Institutions with certain automated arrangements in place generally are processed at 2:00 p.m. on the same day.
 .    Requests we receive after the above-specified times for each Fund are deemed to be received and are processed the next business day at the applicable Net Asset Value (NAV).
 .    Payment for shares may be made by Institutions in funds immediately available to us no later than [1:00 p.m.] (Pacific time) on the same business day as the purchase order is processed. If payment is not received on the same business day, the order will be cancelled and the Institution will be responsible for any loss.
 .    We reserve the right to cancel any purchase order or delay redemption if your check does not clear. We may also reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check have been collected.
 .    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is the NAV next determined after a request has been received in proper form.
 .    We determine the NAV of each Fund's shares by subtracting the Fund liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that Fund. The Funds use the amortized cost method to value portfolio securities pursuant to Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further information.
 .    On any day the trading markets for both U.S. government securities and money market instruments close early, the Funds will close early.

How to Buy Shares

You can open a Fund account and buy Fund shares through an Institution through which you have established a Customer Account. Investors interested in purchasing Institutional shares of the Funds should contact an account representative at their Institution and should understand the following:

 .    Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;
 .    Institutions are usually the holders of record Institutional shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;
 .    Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;
 .    The exercise of voting rights and the delivery of shareholder communications from the Funds is governed by the terms of the Customer Account involved; and
 .    Institutions may charge their customers account fees and may receive fees from us with respect to investments their customers have made with the Funds. See "Organization and Management of the Funds" for further details about these fees.

How to Sell Shares
Institutional shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your institution for rules governing selling shares.

General Notes for Selling Shares
 .    We process requests we receive from an institution in proper form before
     2:00 p.m. (Pacific time) on any business day for the Prime and Treasury Plus Money Market Funds at the NAV determined as of 2:00 p.m. on the same business day. Requests we receive in proper form for the Treasury Plus Market Fund before 2:00 p.m. noon (Pacific time) generally are processed at 2:00 PM on the same day.
 .    We process requests we receive in proper form before 9:00 a.m. (Pacific time) on any business day for the National Tax-Free Money Market Fund at the NAV determined as of 9:00 a.m. on the same business day.
 .    Requests we receive in proper form for the Prime and Treasury Plus Money
     Market Fund before 2:00 p.m. (Pacific time) from certain Institutions with certain automated arrangements in place generally are processed at 2:00 p.m. on the same day.
 .    Redemption proceeds are usually wired to the redeeming Institution the following business day.
 .    Requests we receive after the above specified times are deemed to be received and are processed the next business day at the applicable NAV.
 .    We reserve the right to delay payment of a redemption for up to 15 days so that we may be reasonably certain that investments made by check have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.
 .    Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits it may be to the detriment of existing shareholders. Therefore, we may pay the redemption in part or in whole in securities of equal value.

Exchanges

Exchanges between Stagecoach Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .    You should carefully read the Prospectus for the Fund into which you wish to exchange.
 .    Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.
 .    If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.
 .    Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.
 .    In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.
 .    Institutional Class shares may be exchanged for other Institutional Class shares, or for Class A shares in certain qualified accounts. Contact your account representative for further details.

Additional Services and Other Information


Dividend and Capital Gains Distributions
We declare dividends, if any, daily and pay them monthly. You earn dividends from the day your purchase of shares is effected and you continue to earn them until the day before your shares are redeemed. Capital gains, if any, are distributed at least annually.

[Automatic Programs:??]



Taxes

The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Funds and you as a shareholder. It is not intended as substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

We will pass on to you net investment income and net short-term capital gains earned by a Fund as dividend distributions. In general, these are taxable to you as ordinary income.

We will pass on to you any net capital gains earned by a Fund as capital gain distributions. In general, these distributions will be taxable to you as long-term capital gains, which may qualify for taxation at preferential rates in the hands of non-corporate shareholders. However, distributions declared in October, November and December and distributed by the following January will be taxable as if they were paid on December 31 of the year in which they were declared. We will notify you annually as to the status of your Fund distributions.

If you buy shares of a Fund shortly before it distributes its annual gains, your distribution from the Fund will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund that holds appreciated securities in its portfolio, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. Some of the Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding taxes.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund Shares.

Glossary

We provide the following definitions to assist you in reading this prospectus. For a more complete understanding of these terms you should consult your financial adviser.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

Annual and Semi-Annual Report
A document that provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day
Any day the Fund is open for business. The Funds are open Monday through Friday and are closed on weekend and federal bank holidays.

Commercial Paper
Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Institution
An affiliate, franchise or correspondent bank of Wells Fargo & Company and other institutions.

Investment-Grade Debt
A type of bond rated in the top four investment categories by a nationally recognized ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Moody's
A nationally recognized ratings organization.

Net Asset Value (NAV)
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated separately for each Fund, and is determined as of 2:00 p.m. (Pacific time) for the Prime Money Market and Treasury Plus Money Market Funds, and as of 9:00 a.m. (Pacific time) for the National Tax-Free Money Market Fund.

Options
An option is the right to buy or sell a security based on an agreed upon price for at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Preservation of Capital
The attempt by a fund's manager to reduce drops in the net asset value of fund shares in order to preserve the initial investment.

Principal Stability
The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share net asset value. More aggressive funds may not consider principal stability an objective.

Public Offering Price (POP)
The NAV with the sales load added.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

S&P
Standard and Poors, a nationally recognized ratings organization. S&P also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Stripped Treasury Securities
Debt obligations in which the interest payments and the repayment of principal are separated and sold as securities.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Weighted-Average Maturity
The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

BACK COVER

STAGECOACH FUNDS (TM)

You may wish to review the following documents:

Statement of Additional Information
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report
provides certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

These documents are available free of charge:

Call 1-800-260-5969, or

Write to:
Stagecoach Funds
PO Box 7066
San Francisco, CA  94120-7066

Visit the SEC's web site:
http://www.sec.gov, or

Request copies for a fee by writing to:
SEC Public Reference Room, Washington, DC  20549-6009
(call:  1-800-SEC-0330 for details)


ICA NO. 811-6419        NOT FDIC INSURED - NO           SC MM-Inst (8/99)
                        BANK GUARANTEE -
                        MAY LOSE VALUE

                                                                  August 1, 1999
FRONT COVER

             Stagecoach
                  Money Market Funds
             Prospectus


                           Please read this Prospectus and keep
                           it for future reference. It is
                           designed to provide you with important
                           information and to help you decide if
                           a Fund's goals match your own.

Treasury Plus              These securities have not been
Money Market Fund          approved or disapproved by the U.S.
                           Securities and Exchange Commission
                           ("SEC"), any state securities
                           commission or any other regulatory
                           authority, nor have any of these
                           authorities passed upon the accuracy
                           or adequacy of this Prospectus. Any
                           representation to the contrary is a
                           criminal offense.

                           Fund shares are NOT deposits of Wells
Class E Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN
                           INVESTMENT IN THE FUND INVOLVES
                           CERTAIN RISKS, INCLUDING POSSIBLE LOSS
                           OF PRINCIPAL.

  INSIDE FRONT COVER

Table of Contents

Overview                              Objectives and Principal
                                         Strategies
This section contains                 Important Risks
important summary                     Performance History
information about the                 Summary of Expenses
Fund.


--------------------------------------------------------------------------------

The Fund

This section contains                 Treasury Plus Money Market Fund
important information                 General Investment Risks
about the Fund.                       Organization and Management of the Fund


--------------------------------------------------------------------------------


Your Account

Turn to this section for
information on how to                 Your Account
open and maintain                     How to Buy Shares
your account, including               How to Sell Shares
how to buy, sell and                  Exchanges
exchange Fund shares.                 Additional Services and
                                         Other Information

--------------------------------------------------------------------------------

Glossary

                   TREASURY PLUS MONEY MARKET FUND OVERVIEW


Treasury Plus Money Market Fund

Objective
Seeks to provide investors with current income and stability of principal.

Principal Strategy
We invest in obligations issued or guaranteed by the U.S. Treasury as well as notes, repurchase agreements and other instruments collateralized or secured by Treasury obligations.


SUMMARY OF IMPORTANT RISKS

   This section summarizes important risks that are associated with the Fund described in this Prospectus. Additional information about these and other risks is included in this Prospectus and under "General Investment Risks" beginning on page __. An investment in the Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the FDIC or any other government agency.

   The Fund invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in the Fund's investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in the Fund, unless the securities have adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment.

   Although the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance it will be able to do so.

-------------------------------------------------

     Treasury Plus Money Market Fund




                  [BAR CHART]


          --------------------------

          --------------------------


                    [TABLE]

          --------------------------

  Summary of Expenses

  Shareholder Fees
  These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


------------------------------------------------
Minimum sales charge (load)
   imposed on purchases (as a
   percentage of
   offering price)                     None
------------------------------------------------
Maximum deferred sales charge (load)
   (as a percentage of purchase        None
   price)
------------------------------------------------


Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

--------------------------------

Management Fees
--------------------------------
Distribution
(12b-1)
Fees
--------------------------------
Other Expenses
--------------------------------
TOTAL ANNUAL
   FUND OPERATING
   EXPENSES/1/
--------------------------------

/1/ The actual expenses incurred by the Fund will be lower than the contract amounts shown above as a result of voluntary fee waivers. The Fund's actual expenses after waivers are currently as follows: __%. Fee waivers are voluntary and may be discontinued or modified at any time.

Example of Expenses
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:


-------------------------------
1 YEAR
-------------------------------
3 YEARS
-------------------------------
5 YEARS
-------------------------------
10 YEARS
-------------------------------






You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of the periods shown:


-------------------------------
1 YEAR
-------------------------------
3 YEARS
-------------------------------
5 YEARS
-------------------------------
10 YEARS
-------------------------------

The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund. Words appearing in italicized print and highlighted are defined in the Glossary.

Important information you should look for:

Investment Objective and Investment Policies
What is the Fund trying to achieve? How do we intend to invest your money? What makes a fund different from the Fund offered in this Prospectus?

Permitted Investments
A summary of the Fund's key permitted investments and practices.

Important Risk Factors
What are key risk factors for the Fund? This will include the factors described in "General Investment Risks" together with any special risk factors for the Fund.

Financial Highlights
Provides important financial information about the Fund.

Treasury Plus Money Market Fund

Investment Objective
The Treasury Plus Money Market Fund seeks to provide investors with current income and stability of principal.

Investment Policies
We actively manage a portfolio composed of obligations issued or guaranteed by the U.S. Treasury. We also invest in notes, repurchase agreements and other instruments collateralized or secured by Treasury obligations. We buy obligations with remaining maturities of 397 days or less. We maintain an overall dollar-weighted average maturity of 90 days or less.

Permitted Investments
Under normal market conditions, we invest:

 .    in U.S. Treasury obligations; and
 .    in repurchase agreements collateralized by U.S. Treasury obligations;

As a temporary defensive measure, or to maintain liquidity, we may invest in shares of other money market funds that have similar investment objectives.


Important Risk Factors
You should consider both the "General Investment Risks" listed on page __ and the specific risks listed below. They are both important to your investment choice.

There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Generally, short-term funds to not earn as high a level of income as funds that invest in longer-term instruments. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund's portfolio to fluctuate.


TREASURY PLUS MONEY MARKET FUND(1)    FINANCIAL HIGHLIGHTS
Class E
----------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

---------------------------------------------------------------------------------------------------

                                                                                           PERIOD
                                                                YEAR ENDED  YEAR ENDED      ENDED
                                                                MARCH 31,    MARCH 31,   MARCH 31,
                                                                  1999         1998       1997 (2)

---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $   1.00     $   1.00    $   1.00
                                                                 --------     --------    --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                       0.05         0.05        0.00
  Net realized gain (loss) on investments                            0.00         0.00        0.00
                                                                 --------     --------    --------
TOTAL FROM INVESTMENT OPERATIONS                                     0.05         0.05        0.00
LESS DISTRIBUTIONS:
  Dividends from net investment income                              (0.05)       (0.05)       0.00
  Distributions from net realized gain                               0.00         0.00        0.00
                                                                 --------     --------    --------
TOTAL FROM DISTRIBUTIONS                                            (0.05)       (0.05)       0.00
                                                                 --------     --------    --------
NET ASSET VALUE, END OF PERIOD                                   $   1.00     $   1.00    $   1.00
                                                                 --------     --------    --------
TOTAL RETURN (NOT ANNUALIZED)                                        4.62%        4.99%       0.11%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                               $584,451     $715,554    $820,657
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                            0.65%        0.65%       0.65%
  Ratio of net investment income to average net assets               4.54%        4.87%       4.86%
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                       0.78%        0.84%       0.88%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                       4.41%        4.68%       4.63%
---------------------------------------------------------------------------------------------------

**  ANNUALIZED
(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
The accompanying notes are an integral part of these financial statements.

General Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Stagecoach Funds. Certain common risks are identified in the Summary of Important Risks on page ___. Other risks of mutual fund investing include the following:

 .    Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.
 .    We cannot guarantee that we will meet our investment objectives. In particular, we cannot guarantee that we will be able to maintain a $1.00 per share net asset value.
 .    We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.
 .    Share prices -- and therefore the value of your investment -- will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.
 .    Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.
 .    An investment in a single Fund, by itself, does not constitute a complete investment plan.
 .    The Fund may invest a portion of their assets in U.S. Government obligations. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Fund itself.
 .    The Fund may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

What follows is a general list of the types of risks (some of which are described above) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk -- The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk -- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

Year 2000 Risk--The Fund's principal service providers have advised the Fund that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Fund invests also could be adversely impacted by the Year 2000 issue, especially foreign entities, which may be less prepared for Year 2000. The extent of such impact cannot be predicted.

Investment Practice/Risk

The following table lists some of the additional investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for the Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for the Fund remains within the parameters of its objective.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Summary of Important Risk Factors" for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.

General Investment Risks
--------------------------------------------------------------------------------

                                                                       Treasury
                                                                         Plus
================================================================================
INVESTMENT PRACTICE:                              RISK:
================================================================================

FLOATING AND VARIABLE RATE DEBT
Instruments with interest rates that are          Interest Rate and         .
adjusted either on a schedule or when an          Credit Risk
index or benchmark changes.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A transaction in which the seller of a            Credit and                .
security agrees to buy back a security            Counter-Party Risk
at an agreed upon time and price, usually
with interest.
--------------------------------------------------------------------------------
OTHER MUTUAL FUNDS
The temporary investment in shares of             Market Risk               .
another money market fund.  A pro rata
portion of the other fund's expenses, in
addition to the expenses paid by the Fund,
will be borne by Fund shareholders.
--------------------------------------------------------------------------------
FOREIGN OBLIGATIONS
Dollar-denominated debt obligations               Information, Liquidity,   .
of foreign branches of U.S. banks or U.S.         Political, Regulatory,
branches of foreign banks.                        and Diplomatic Risk
--------------------------------------------------------------------------------
LOANS OF PORTFOLIO SECURITIES
The practice of loaning securities to             Credit, Counter-Party     .
brokers, dealers and financial institutions       and Leverage Risk
to increase return on those securities.
Loans may be made in accordance with
existing investment policies.
--------------------------------------------------------------------------------
BORROWING POLICIES
The ability to borrow an equivalent of            Leverage Risk             .
20% of assets from banks for temporary
purposes to meet shareholder redemptions.
--------------------------------------------------------------------------------
ILLIQUID SECURITIES
A security that cannot be readily sold,           Liquidity Risk            .
or cannot be readily sold without negatively
affecting its fair price. Illiquid securities are
limited to 10% of total assets.
--------------------------------------------------------------------------------

Organization and Management of the Fund

A number of different entities provide services to the Fund. This section shows how the Fund is organized, the entities that perform different services, and how they are compensated. Further information is available in the Statement of Additional Information for the Fund.

The Fund is one of over 30 Funds of Stagecoach Funds, an open-end management investment company. Stagecoach was organized on September 9, 1991, as a Maryland Corporation.

The Board of Directors of Stagecoach supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders it may make a change in one of these companies.


     ---------------------------------------------------------------------------
                              BOARD OF DIRECTORS
     ---------------------------------------------------------------------------
                       Supervises the Fund's activities
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------
        INVESTMENT ADVISOR                        CUSTODIAN
     ---------------------------------------------------------------------------
     Wells Fargo Bank, N.A.               Wells Fargo Bank, N.A.
     525 Market St., San Francisco, CA    525 Market St., San Francisco, CA
     Manages the Fund's investment        Provides safekeeping for the Fund's
     activities                           assets
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------
                            INVESTMENT SUB-ADVISOR
     ---------------------------------------------------------------------------
                     Wells Capital Management Incorporated
                                525 Market St.
                               San Francisco, CA
                         Manages the Fund's investment
                                  activities
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------

                                                                  SHAREHOLDER
                                                TRANSFER           SERVICING
      DISTRIBUTOR        ADMINISTRATOR           AGENT               AGENTS
     ---------------------------------------------------------------------------

     Stephens Inc.     Wells Fargo Bank, N.A. BFDS, Inc.          Various Agents
     111 Center St.    525 Market St.         Two Heritage Drive
     Little Rock, AR   San Francisco, CA      Quincy, MA
     Markets the Fund  Manages the            Maintains records   Provide
     and distributes   Fund's business        of shares and       services to
     shares            activities             supervises the      customers
                                              paying of dividends
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------
                         FINANCIAL SERVICES FIRMS AND SELLING AGENTS
     ---------------------------------------------------------------------------
     Advise current and prospective shareholders on their Fund investments
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------
                                        SHAREHOLDERS
     ---------------------------------------------------------------------------

In the following sections, the percentages shown are the percentages of the average daily net assets of the Fund class paid on an annual basis for the services described.

The Investment Advisor
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for the Fund. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of [________, 1999,] Wells Fargo Bank and its affiliates managed over [$___] billion in assets. For these services, the Fund pays Wells Fargo Bank a fee of up to [___%] of its average annual net assets.

The Sub-Advisor
Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, is the sub-advisor for the Fund. As of [________, 1999], WCM provided investment advice for assets aggregating in excess of [$__ billion]. For providing sub-advisory services to the Fund, WCM is entitled to receive from Wells Fargo Bank .05% of each Fund's assets up to the first $960 million and
 .04% of all assets above $960 million. WCM is entitled to receive from Wells Fargo Bank a minimum annual sub-advisory fee of $120,000. This minimum annual fee payable to WCM does not affect the advisory fee paid by the Fund to Wells Fargo Bank.

The Administrator
Wells Fargo Bank provides the Fund with administration services, including general supervision of each Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Company's Directors and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct the Fund's business, and compensates the Company's Directors.

Shareholder Servicing Plan
We have a shareholder servicing plan for the Fund class. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the shareholder servicing agents are entitled to receive up to .30% of the Fund's average annual net assets

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

Pricing Fund Shares:
 .    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.
 .    We process requests to buy or sell shares each business day. The Fund is open Monday through Friday and is closed on weekends and federal bank holidays.
 .    We process requests to buy or sell shares of the funds each business day.
     We determine the NAV of each share of the Fund at 2:00 p.m. (Pacific time). Purchase and redemption requests received in proper form by 2:00 p.m. (Pacific time), or at such other cut-off time established by your Institution, are processed on that business day. If the markets close early, the Fund may close early and may value its shares at earlier times under these circumstances. Any request we receive in proper form before these times is processed the same day. Requests we receive after the cutoff times are processed the next business day.
 .    We determine the NAV of each Fund's shares by subtracting the Fund liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that Fund. The Fund uses the amortized cost method to value portfolio securities pursuant to Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further information.

You can buy Fund shares:
 .    By opening an account directly with the Fund (simply complete and return a
     Stagecoach Funds application with proper payment);
 .    Through a brokerage account with an approved selling agent; or
 .    Through certain retirement, benefits and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

Minimum Investments:

 .    $1,000 minimum initial investment; or
 .    $100 if you use the AutoSaver Plan Program; and
 .    $100 for all investments after your first.

We may waive the minimum purchases through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.

How to Buy Shares
The following section explains how you can buy shares directly from Stagecoach Funds. For Funds held through brokerage and other types of accounts, please consult your Selling Agent.

----------------------------------------------------------------------------------------
BY MAIL
----------------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
----------------------------------------------------------------------------------------
Complete a Stagecoach Funds application. Be sure to indicate the Fund name and the share class into which you intend to
invest. Failure to complete an application properly may result
in a delay in processing your request.                           Mail to:
-------------------------------------------------------------    Stagecoach Funds
Enclose a check for at least $1,000 made out in the full         P.O. Box 8266
name and share class of the Fund.  For example, "Treasury        Boston, MA  02266-8266
Plus Money Market Fund, Class E."
-------------------------------------------------------------
You may start your account with $100 if you elect the
AutoSaver Plan option on the application.
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
----------------------------------------------------------------------------------------
Make a check payable to the full name and share class of         Mail to:
your Fund for at least $100.  Be sure to write your account      Stagecoach Funds
number on the check as well.                                     P.O. Box 8266
                                                                 Boston, MA  02266-8266
----------------------------------------------------------------------------------------
Enclose the payment stub/card from your statement if available.
----------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
BY WIRE
---------------------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
-------------------------------------------------------------
If you do not currently have an account, complete a              Mail to:
Stagecoach Funds application.  You must wire at least            Stagecoach Funds
$1,000.  Be sure to indicate the Fund name and the share         P.O. Box 8266
class into which you intend to invest.                           Boston, MA  02266-8266
-------------------------------------------------------------
Mail the completed application.                                  Fax to:
-------------------------------------------------------------
You may also fax the completed application (with original        1-617-483-5765
to follow).  You must first call BFDS at 1-800-222-8222 to
notify them of an incoming wire trade.
-------------------------------------------------------------

---------------------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
---------------------------------------------------------------------------------------------
Instruct your wiring bank to transmit at least $100              Wire to:
according to the instructions given to the right.  Be sure       Stagecoach Funds
to have the wiring bank include your current account number      c/o State Street Bank &
and the name your account is registered in.                       Trust
                                                                 Boston, MA
-------------------------------------------------------------

                                                                 Bank Routing Number:
                                                                 ABA 011000028

                                                                 Wire Purchase Account
                                                                 Number:
                                                                 9905-437-1

                                                                 Attention:
                                                                 Stagecoach Funds (Name
                                                                 of Fund and Share Class)

                                                                 Account Name:
                                                                 (Registration Name
                                                                 Indicated on Application)
---------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
BY PHONE
----------------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
-------------------------------------------------------------
You can only make your first purchase of a Fund by phone if
you already have an existing Stagecoach Funds Trust Account.     Call:
-------------------------------------------------------------
Call Investor Services and instruct the representative to        1-800-222-8222
either:
 .    transfer at least $1,000 from a linked settlement
     account, or
 .    exchange at least $1,000 worth of shares from an
     existing Wells Fargo Fund.  Please see "Exchanges" for
     special rules.
-------------------------------------------------------------

----------------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
----------------------------------------------------------------------------------------
Call Investor Services and instruct the representative to        Call:
either:                                                          1-800-222-8222
 .    transfer at least $100 from a linked settlement
     account, or
 .    exchange at least $100 worth of shares from another
     Wells Fargo Fund.
----------------------------------------------------------------------------------------

How to Sell Shares
The following section explains how you can sell shares held directly through an account with Stagecoach Funds by mail or telephone. For Fund shares held through brokerage and other types of accounts, please consult your Selling Agent.

----------------------------------------------------------------------------------------
BY MAIL
----------------------------------------------------------------------------------------
IF YOU ARE SELLING SHARES FOR THE FIRST TIME:
----------------------------------------------------------------------------------------
Write a letter stating your account registration, your
account number, the Fund you wish to redeem and the dollar
amount ($100 or more) of the redemption you wish to receive
(or write "Full Redemption").
-------------------------------------------------------------
Make sure all the account owners sign the request.
-------------------------------------------------------------
You may request that redemption proceeds be sent to you by       Mail to:
check, by ACH transfer into a bank account, or by wire.          Stagecoach Funds
Please call Investor Services regarding requirements for         P.O. Box 8266
linking bank accounts or for wiring funds.  We reserve the       Boston, MA  02266-8266
right to charge a fee for wiring funds although it is not
currently our practice to do so.
-------------------------------------------------------------
Signature Guarantees are required for mailed redemption
requests over $5,000. You can get a signature guarantee
at financial institutions such as a bank or brokerage
house. We do not accept notarized signatures.
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
BY PHONE
----------------------------------------------------------------------------------------
Call Investor Services to request a redemption of at least
$100.  Be prepared to provide your account number and
Taxpayer Identification Number.
-------------------------------------------------------------
Unless you have instructed us otherwise, only one account
owner needs to call in redemption requests.
-------------------------------------------------------------
You may request that redemption proceeds be sent to you by
check, by transfer into an ACH-linked bank account, or by
wire. Please call Investor Services regarding requirements
for linking bank accounts or for wiring funds. We reserve
the right to charge a fee for wiring funds although it is        Call:
not currently our practice to do so.                             1-800-222-8222
-------------------------------------------------------------
Telephone privileges are automatically made available to
you unless you specifically decline them on your
application or subsequently in writing.
-------------------------------------------------------------
Phone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as
providing the Taxpayer Identification Number on the account.
We will not be liable for any losses incurred if we follow
telephone instructions we reasonably believe to be genuine.
-------------------------------------------------------------
Telephone requests are not accepted if the address on your
account was changed by phone in the last 15 days.
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
----------------------------------------------------------------------------------------
We determine the NAV of the Fund each day as of 2:00 p.m. (Pacific time).
----------------------------------------------------------------------------------------
Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.
----------------------------------------------------------------------------------------
We will process requests to sell shares at the first NAV calculated after a request in proper form is received.  Requests received before the cutoff times are processed on the same business day.
----------------------------------------------------------------------------------------
If your purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan.
There may be special requirements that supersede the directions in this
Prospectus.
----------------------------------------------------------------------------------------
We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or AutoSaver Plan have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
----------------------------------------------------------------------------------------

Exchanges

Exchanges between Stagecoach Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .    You should carefully read the Prospectus for the Fund into which you wish to exchange.
 .    If you exchange between a money market fund and a Fund with a sales load, you will buy shares at the Public Offering Price (POP) of the new Fund and a sales load may be assessed.
 .    If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.
 .    Any exchange between Fund you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.
 .    Exchanges from any share class to a money market fund can only be re-
     exchanged for the original share class.
 .    In order to discourage excessive fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.
 .    You may exchange shares of the Fund for Class A, Class B or Class C shares of a non-money market fund.

Additional Services and Other Information

Automatic Programs:
These programs help you conveniently purchase and/or redeem shares each month. Call Investor Services 1-800-222-8222 for more information.

 .    AutoSaver Plan - you need only specify an amount of at least $100 and a day of the month. We will automatically transfer that amount from your linked bank account each month to purchase additional shares. We will transfer the amount on or about the day you specify, or on or about the 20th of each month if you have not specified a day. Please call Investor Services at 1-800-222-8222 if you wish to change or add linked accounts.

 .    Systematic Withdrawal Plan - With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100 and we will sell your shares equal to that amount on or about the 25th of each month. To participate in this program, you:
     .    must have a Fund account value at $10,000 or more;
     .    must have your distributions reinvested; and
     .    may not simultaneously participate in the AutoSaver Plan.

It generally takes about ten days to establish a plan once we have received your instructions. It generally takes about five days to change or cancel participation in a plan. We automatically cancel your program if the linked bank account your specified is closed.

Dividend and Capital Gain Distributions Options
We declare dividends, if any, daily and pay them monthly. You earn dividends from the day your purchase of shares is effected and you continue to earn them until the day before your shares are redeemed. Capital gains, if any, are distributed at least annually.

We offer the following distribution options:

 .    Automatic Reinvestment Option - Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another plan.

 .    Automatic Clearing House Option - Deposits your dividends and capital gains into any bank account you link to your Fund account if it is part of the ACH system. If your specified bank account is closed, we will reinvest your distributions.

 .    Check Payment Option - Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

Two Things to Keep In Mind About Distributions
Remember, distributions have the effect of reducing the NAV per share by the amount distributed. Also, distributions on new shares shortly after purchase would be in effect a return of capital, although the distribution may still be taxable to you.

Taxes

The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Fund and you as a shareholder. It is not intended as substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

We will pass on to you net investment income and net short-term capital gains earned by a Fund as dividend distributions. In general, these are taxable to you as ordinary income.

We will pass on to you any net capital gains earned by a Fund as capital gain distributions. In general, these distributions will be taxable to you as long-term capital gains, which may qualify for taxation at preferential rates in the hands of non-corporate shareholders. However, distributions declared in October, November and December and distributed by the following January will be taxable as if they were paid on December 31 of the year in which they were declared. We will notify you annually as to the status of your Fund distributions.

If you buy shares of a Fund shortly before it distributes its annual gains, your distribution from the Fund will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund that holds appreciated securities in its portfolio, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. Some of the Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding taxes.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund Shares.

Glossary

We provide the following definitions to assist you in reading this prospectus. For a more complete understanding of these terms you should consult your financial adviser.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

Annual and Semi-Annual Report
A document that provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day
Any day the Fund is open. The Fund is generally open Monday through Friday and is closed weekends and on federal bank holidays.

Capital Appreciation, Capital Growth
The increase in the value of a security.  See also "total return."

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Institution
An affiliate, franchise or correspondent bank of Wells Fargo & Company and other institutions.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Net Asset Value (NAV)
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated as of 2:00 p.m. (Pacific time).

Options
An option is the right to buy or sell a security based on an agreed upon price for at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Preservation of Capital
The attempt by a fund's manager to reduce drops in the net asset value of fund shares in order to preserve the initial investment.

Public Offering Price (POP) The NAV with the sales load added.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Fund's distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number
Usually the social security number for an individual or the Employer Identification Number for a corporation.

Turnover Ratio
The percentage of the securities held in a Fund's portfolio, other than short-term securities, that were bought or sold within a year.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Weighted-Average Maturity
The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

BACK COVER

STAGECOACH FUNDS (TM)

You may wish to review the following documents:

Statement of Additional Information
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report
provides certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

These documents are available free of charge:

Call 1-800-222-8222, or

Write to:
Stagecoach Funds
PO Box 7066
San Francisco, CA  94120-7066

Visit the SEC's web site:
http://www.sec.gov, or

Request copies for a fee by writing to:
SEC Public Reference Room, Washington, DC  20549-6009
(call: 1-800-SEC-0330 for details)


ICA NO. 811-6419        NOT FDIC INSURED - NO           SC MM-E (8/99)
                        BANK GUARANTEE -
                        MAY LOSE VALUE

                                                                  August 1, 1999

  FRONT COVER

             Stagecoach
               Money Market Funds
             Prospectus


Money Market Fund          Please read this Prospectus and keep it for
                           future reference.  It is designed to provide you
California Tax-Free        with important information and to help you decide
 Money Market Fund         if a Fund's goals match your own.

Government Money           These securities have not been approved
   Market Fund             or disapproved by the U.S. Securities and
                           Exchange Commission ("SEC"), any state
National Tax-Free          securities commission or any other
   Money Market Fund       regulatory authority, nor have any of these
                           authorities passed upon the accuracy or
Treasury Plus Money        adequacy of this Prospectus.  Any
   Market Fund             representation to the contrary is a
                           criminal offense.

                           Fund shares are NOT deposits of Wells Fargo
Class A Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency.
                           AN INVESTMENT IN A FUND INVOLVES
                           CERTAIN RISKS, INCLUDING POSSIBLE
                           LOSS OF PRINCIPAL.

  INSIDE FRONT COVER

  Table of Contents

Overview

This section contains                 Objectives and Principal
information about the                  Strategies
Funds.                                Important Risks
                                      Performance History
                                      Summary of Expenses

--------------------------------------------------------------------------------

The Funds                             Money Market Fund
                                      California Tax-Free Money Market Fund
This section contains                 Government Money Market Fund
about the individual                  National Tax-Free Money Market Fund
Funds.                                Treasury Plus Money Market Fund

                                      General Investment Risks
                                      Organization and Management of the Funds

--------------------------------------------------------------------------------

Your Account

Turn to this section for              Your Account
information on how to                 How to Buy Shares
open and maintain                     How to Sell Shares
your account, including               Exchanges
how to buy, sell and                  Additional Services and
exchange Fund shares.                  Other Information

--------------------------------------------------------------------------------


Glossary

                          MONEY MARKET FUNDS OVERVIEW


Money Market Fund

Objective
Seeks to provide investors with a high level of income, while preserving capital and liquidity.

Principal Strategy
We invest in U.S. dollar-denominated, high quality money market instruments and repurchase agreements.

California Tax-Free Money Market Fund

Objective
Seeks to obtain a high level of income exempt from federal income tax and California personal income tax, while preserving capital and liquidity.

Principal Strategy
We invest in bonds, notes and commercial paper issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities.

Government Money Market Fund

Objective
Seeks to provide investors with a high level of current income as is consistent with preservation of capital and liquidity.

Principal Strategy
We invest exclusively composed of U.S. Government obligations, or repurchase agreements collateralized by such obligations.

National Tax-Free Money Market Fund

Objective
Seeks to provide investors with a high level of income exempt from federal income tax, while preserving capital and liquidity.

Principal Strategy
We invest in U.S. dollar-denominated, high-quality, short-term instruments, primarily municipal obligations.

Treasury Plus Money Market Fund

Objective
Seeks to provide investors with current income and stability of principal.

Principal Strategy
We invest in obligations issued or guaranteed by the U.S. Treasury as well as notes, repurchase agreements and other instruments collateralized or secured by Treasury obligations.

SUMMARY OF IMPORTANT RISKS

 This section summarizes important risks that are common to all of the Funds described in this Prospectus, and important risks that relate specifically to particular Funds. Both are important to your investment choice. Additional information about these and other risks is included in the individual Fund Descriptions later in this Prospectus and under General Investment Risks beginning on page __. An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the FDIC.

 The Funds invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the securities have adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment.

 Although each of the Funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance it will be able to do so.

PERFORMANCE HISTORY


     Money Market Fund




              [BAR CHART]



         --------------------

              [TABLE]

         --------------------

-------------------------------------------------

     California Tax-Free Money Market Fund



              [BAR CHART]



         --------------------

              [TABLE]

         --------------------

-------------------------------------------------

     Government Money Market Fund




              [BAR CHART]



         --------------------

              [TABLE]

         --------------------




-------------------------------------------------

     National Tax-Free Money Market Fund




              [BAR CHART]



         --------------------

              [TABLE]

         --------------------

-------------------------------------------------

     Treasury Plus Money Market Fund




              [BAR CHART]



         --------------------

              [TABLE]

         --------------------

  Summary of Expenses

  Shareholder Fees
  These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.


-----------------------------------------------------

                                       All
                                       Funds
-----------------------------------------------------
Minimum sales charge (load)
   imposed on purchases (as a
percentage of
   offering price)                     None
-----------------------------------------------------
Maximum deferred sales charge (load)
   (as a percentage of purchase price) None
-----------------------------------------------------






Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)

-----------------------------------------------------------------------------------------------------------------------------------
                                            California Tax-Free    Government Money    National Tax-Free          Treasury Plus
                     Money Market Fund       Money Market Fund        Market Fund       Money Market Fund        Money Market Fund
-----------------------------------------------------------------------------------------------------------------------------------
Management Fees
-----------------------------------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees
-----------------------------------------------------------------------------------------------------------------------------------
Other Expenses
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL
   FUND OPERATING
   EXPENSES /1/
-----------------------------------------------------------------------------------------------------------------------------------

/1/ The actual expenses incurred by the Funds will be lower than the contract amounts shown above as a result of voluntary fee waivers. The Funds' actual expenses after waivers are currently as follows: Money Market Fund __%, California Tax-Free Money Market Fund __%, Government Money Market Fund __%, National Tax-Free Money Market Fund __%, and Treasury Plus Money Market Fund __%. Fee waivers are voluntary and may be discontinued or modified at any time.

Example of Expenses
These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

-----------------------------------------------------------------------------------------------------------------------------------
                                            California Tax-Free    Government Money     National Tax-Free          Treasury Plus
                     Money Market Fund       Money Market Fund        Market Fund       Money Market Fund        Money Market Fund
-----------------------------------------------------------------------------------------------------------------------------------
1 YEAR
-----------------------------------------------------------------------------------------------------------------------------------
3 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
10 YEARS
-----------------------------------------------------------------------------------------------------------------------------------




You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of the periods shown:

-----------------------------------------------------------------------------------------------------------------------------------
                                            California Tax-Free    Government Money     National Tax-Free          Treasury Plus
                     Money Market Fund       Money Market Fund        Market Fund       Money Market Fund        Money Market Fund
-----------------------------------------------------------------------------------------------------------------------------------
1 YEAR
-----------------------------------------------------------------------------------------------------------------------------------
3 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
10 YEARS
-----------------------------------------------------------------------------------------------------------------------------------

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund. Words appearing in italicized print and highlighted in color are defined in the Glossary.

Important information you should look for:

Investment Objective and Investment Policies
What is the Fund trying to achieve? How do we intend to invest your money? What makes a Fund different from the other Funds offered in this Prospectus?

Permitted Investments
A summary of the Fund's key permitted investments and practices.

Important Risk Factors
What are key risk factors for the Fund? This will include the factors described in "General Investment Risks" together with any special risk factors for the Fund.

Financial Highlights
Provides important financial information about the shares of the Fund.

Money Market Fund

Investment Objective
The Money Market Fund seeks to provide investors with a high level of income, while preserving capital and liquidity, by investing in high quality, short-term instruments.

Investment Policies
We actively manage a portfolio of U.S. dollar-denominated, high quality money market instruments, including debt obligations with remaining maturities of 397 days (13 months) or less. We maintain an overall dollar-weighted average maturity of 90 days or less.
We may also make certain other investments including, for example, repurchase agreements.

Permitted Investments
Under normal market conditions, we invest in:

 .    commercial paper rated at the date of purchase as "P-1" by Moody's or "A-
     1+" or "A-1" by S&P;
 .    negotiable certificates of deposits and banker's acceptances;
 .    repurchase agreements;
 .    U.S. Government obligations;
 .    short-term, U.S. dollar-denominated debt obligations of U.S. branches of foreign banks and foreign branches of U.S. banks;
 .    municipal obligations; and
 .    share of other money market funds.

Important Risk Factors
You should consider both the General Investment Risks listed on page __ and the specific risks listed below. They are both important to your investment choice.

There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.


MONEY MARKET FUND                                           FINANCIAL HIGHLIGHTS
Class A
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                NINE
                                                            SIX MONTHS        MONTHS
                                YEAR ENDED    YEAR ENDED         ENDED         ENDED    YEAR ENDED     YEAR ENDED
                                 MARCH 31,     MARCH 31,     MARCH 31,     SEPT. 30,      DEC. 31,       DEC. 31,
                                      1999          1998      1997 (2)      1996 (3)          1995           1994

-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD                           $1.00         $1.00         $1.00         $1.00         $1.00          $1.00
                                ----------    ----------    ----------    ----------     ---------     ----------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income
  (loss)                              0.05          0.05          0.02          0.03          0.05           0.04
 Net realized gain (loss)
  on investments                      0.00          0.00          0.00          0.00          0.00           0.00
                                ----------    ----------    ----------    ----------     ---------     ----------
TOTAL FROM INVESTMENT
 OPERATIONS                           0.05          0.05          0.02          0.03          0.05           0.04
LESS DISTRIBUTIONS:
 Dividends from net
  investment income                  (0.05)        (0.05)        (0.02)        (0.03)        (0.05)         (0.04)
 Distributions from net
  realized gain                       0.00          0.00          0.00          0.00          0.00           0.00
                                ----------    ----------    ----------    ----------     ---------     ----------
TOTAL FROM DISTRIBUTIONS             (0.05)        (0.05)        (0.02)        (0.03)        (0.05)         (0.04)
                                ----------    ----------    ----------    ----------     ---------     ----------
NET ASSET VALUE, END OF
 PERIOD                              $1.00         $1.00         $1.00         $1.00         $1.00          $1.00
                                ----------    ----------    ----------    ----------     ---------     ----------
                                ----------    ----------    ----------    ----------     ---------     ----------
TOTAL RETURN (NOT
 ANNUALIZED)                          4.79%         5.07%         2.36%         3.55%         5.34%          3.74%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000s)                        $9,137,812    $6,711,584    $4,640,148    $3,799,908    $2,892,621     $2,343,942
RATIOS TO AVERAGE NET ASSETS
 (ANNUALIZED):
 Ratio of expenses to
  average net assets                  0.75%         0.75%         0.75%         0.75%         0.75%          0.69%
 Ratio of net investment
  income to average net
  assets                              4.67%         4.95%         4.71%         4.66%         5.13%          4.12%
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets prior to waived
 fees and reimbursed
 expenses                             0.93%         0.93%         0.90%         0.88%         0.83%          0.89%
Ratio of net investment
 income (loss) to average
 net assets prior to waived
 fees and reimbursed
 expenses                             4.49%         4.77%         4.56%         4.53%         5.05%          3.92%
-----------------------------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
The accompanying notes are an integral part of these financial statements.

California Tax-Free Money Market Fund

Investment Objective
The California Tax-Free Money Market Fund seeks to obtain a high level of income exempt from federal income tax and California personal income tax, while preserving capital and liquidity, by investing in high-quality, short-term, U.S. dollar-denominated money market instruments, primarily municipal obligations.

Investment Policies
We actively manage a portfolio of bonds, notes and commercial paper issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. Under normal market conditions we invest substantially all of our assets in debt obligations with remaining maturities of 397 days (13 months) or less that are exempt from federal and California personal income tax. We maintain an overall dollar-weighted average maturity of 90 days or less.

Permitted Investments
Under normal market conditions, we invest:

 .    at least 80% of our assets in municipal obligations that provide income exempt from federal income tax and not subject to the federal alternative minimum tax;
 .    at least 65% of our assets in municipal obligations that pay interest exempt from California personal income taxes, although it is our intention to invest substantially all of our assets in such obligations; and
 .    in obligations rated within the two highest categories by nationally recognized ratings organizations.

We may also invest up to 20% of our assets in permitted taxable investments as a defensive measure due to unusual market conditions or to maintain liquidity.

Important Risk Factors
You should consider both the General Investment Risks listed on page __ and the specific risks listed below. They are both important to your investment choice.

Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund's investments. In addition, we may invest up to 25% or more of our assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Fluctuations in share value may cause a loss or gain in principal. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-tem instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.



CALIFORNIA TAX-FREE MONEY MARKET FUND (1)    FINANCIAL HIGHLIGHTS
Class A
-----------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
-----------------------------------------------------------------

                                                                                                SIX MONTHS
                                                                   YEAR ENDED     YEAR ENDED         ENDED
                                                                    MARCH 31,      MARCH 31,     MARCH 31,
                                                                         1999           1998      1997 (2)

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $1.00          $1.00         $1.00
                                                                   ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                           0.02           0.03          0.01
  Net realized gain (loss) on investments                                0.00           0.00          0.00
                                                                   ----------     ----------    ----------
TOTAL FROM INVESTMENT OPERATIONS                                         0.02           0.03          0.01
LESS DISTRIBUTIONS:
  Dividends from net investment income                                  (0.02)         (0.03)        (0.01)
  Distributions from net realized gain                                   0.00           0.00          0.00
                                                                   ----------     ----------    ----------
TOTAL FROM DISTRIBUTIONS                                                (0.02)         (0.03)        (0.01)
                                                                   ----------     ----------    ----------
NET ASSET VALUE, END OF PERIOD                                          $1.00          $1.00         $1.00
                                                                   ----------     ----------    ----------
TOTAL RETURN (NOT ANNUALIZED)                                            2.49%          2.91%         1.36%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                 $2,246,123     $2,118,881    $1,384,310
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                                0.65%          0.65%         0.65%
  Ratio of net investment income to average net assets                   2.46%          2.85%         2.72%
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                           1.03%          1.05%         1.03%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                           2.08%          2.45%         2.34%
----------------------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2) THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31. The accompanying notes are an integral part of these financial statements.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       NINE
                                     MONTHS
                                      ENDED   YEAR ENDED   YEAR ENDED
                                  SEPT. 30,     DEC. 31,     DEC. 31,
                                   1996 (3)         1995         1994

---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                           $1.00        $1.00        $1.00
                                 ----------   ----------   ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                             0.02         0.03         0.02
  Net realized gain (loss)
    on investments                     0.00         0.00         0.00
                                 ----------   ----------   ----------
TOTAL FROM INVESTMENT
  OPERATIONS                           0.02         0.03         0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                 (0.02)       (0.03)       (0.02)
  Distributions from net
    realized gain                      0.00         0.00         0.00
                                 ----------   ----------   ----------
TOTAL FROM DISTRIBUTIONS              (0.02)       (0.03)       (0.02)
                                 ----------   ----------   ----------
NET ASSET VALUE, END OF
  PERIOD                              $1.00        $1.00        $1.00
                                 ----------   ----------   ----------
TOTAL RETURN (NOT
  ANNUALIZED)                          2.04%        3.23%        2.28%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $1,161,431   $1,031,004     $869,745
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets                 0.65%        0.65%        0.62%
  Ratio of net investment
    income to average net
    assets                             2.69%        3.18%        2.26%
---------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                             1.02%        1.01%        1.08%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                             2.32%        2.82%        1.80%
---------------------------------------------------------------------

Government Money Market Fund

Investment Objective
The Government Money Market Fund seeks to provide investors with a high level of current income as is consistent with preservation of capital and liquidity.

Investment Policies
We actively manage a portfolio exclusively composed of U.S. Government obligations, or repurchase agreements collateralized by such obligations. We buy obligations with remaining maturities of 397 days (13 months) or less. We maintain an overall dollar-weighted average maturity of 90 days or less.

Permitted Investments
Under normal market conditions, we invest:

 .    in U.S. Government obligations, and
 .    in repurchase agreements collateralized by U.S. Government obligations.

Important Risk Factors
You should consider both the General Investment Risks listed on page __ and the specific risks listed below. They are both important to your investment choice.

There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Fluctuations in share value may cause a loss or gain in principal. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. The U.S. Government does not directly or indirectly insure or guarantee the performance of the Fund.

GOVERNMENT MONEY MARKET FUND (1)                            FINANCIAL HIGHLIGHTS
Class A
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                        SIX MONTHS
                                YEAR ENDED  YEAR ENDED       ENDED
                                 MARCH 31,   MARCH 31,   MARCH 31,
                                      1999        1998    1997 (2)

------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                          $1.00       $1.00       $1.00
                                ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                            0.05        0.05        0.02
  Net realized gain (loss)
    on investments                    0.00        0.00        0.00
                                ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                          0.05        0.05        0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                (0.05)      (0.05)      (0.02)
  Distributions from net
    realized gain                     0.00        0.00        0.00
                                ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS             (0.05)      (0.05)      (0.02)
                                ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                             $1.00       $1.00       $1.00
                                ----------  ----------  ----------
                                ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                         4.68%       4.93%       2.32%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                         $58,837     $76,868     $60,224
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets                0.75%       0.75%       0.75%
  Ratio of net investment
    income to average net
    assets                            4.59%       4.83%       4.62%
------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                            0.94%       1.00%       1.00%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                            4.40%       4.58%       4.37%
------------------------------------------------------------------

(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3) THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                                             YEAR ENDED  YEAR ENDED  YEAR ENDED
                                                              SEPT. 30,   SEPT. 30,   SEPT. 30,
                                                                   1996        1995        1994
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.05        0.05        0.03
  Net realized gain (loss) on investments                          0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                   0.05        0.05        0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.05)      (0.05)      (0.03)
  Distributions from net realized gain                             0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.05)      (0.05)      (0.03)
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                    $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                     4.75%       5.22%       3.16%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                              $65,036    $109,368    $194,276
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         0.77%       0.79%       0.77%
  Ratio of net investment income to average net assets            4.74%       5.08%       3.07%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    0.80%       0.81%       0.79%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                    4.71%       5.06%       3.05%
-----------------------------------------------------------------------------------------------

National Tax-Free Money Market Fund

Investment Objective
The National Tax-Free Money Market Fund seeks to provide investors with a high level of income exempt from federal income tax, while preserving capital and liquidity.

Investment Policies
We actively manage a portfolio of U.S. dollar-denominated, high-quality, short-term instruments, primarily municipal obligations with remaining maturities of 397 days (13 months) or less. Among the municipal obligations we buy are bonds, notes and commercial paper issued by or on behalf of the states, territories and possessions of the United States and their political subdivisions and other public authorities. Under normal market conditions we invest substantially all of our assets in debt obligations that are exempt from federal income tax. We maintain an overall dollar-weighted average maturity of 90 days or less.

Permitted Investments
Under normal market conditions, we invest:

 .    at least 80% of our net assets in municipal obligations the interest on which is exempt from federal income tax and not subject to the federal alternative minimum tax; and
 .    in obligations rated within the two highest categories by nationally recognized ratings organizations.

We may also invest up to 20% of our assets in permitted taxable investments as a defensive measure due to unusual market conditions or to maintain liquidity.

Important Risk Factors
You should consider both the General Investment Risks listed on page __ and the specific risks listed below. They are both important to your investment choice.

Up to 25% or more of our assets invested in municipal obligations may be related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Fluctuations in share value may cause a loss or gain in principal. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.

NATIONAL TAX-FREE MONEY MARKET FUND                      FINANCIAL HIGHLIGHTS
Class A
-----------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
-----------------------------------------------------------------------------

                                                              SIX MONTHS        PERIOD
                                 YEAR ENDED    YEAR ENDED          ENDED         ENDED
                                  MARCH 31,     MARCH 31,      MARCH 31,     SEPT. 30,
                                       1999          1998       1997 (1)      1996 (2)
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                           $1.00         $1.00          $1.00         $1.00
                                 ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                             0.03          0.03           0.01          0.01
  Net realized gain (loss)
    on investments                     0.00          0.00           0.00          0.00
                                 ----------    ----------     ----------    ----------
TOTAL FROM INVESTMENT
  OPERATIONS                           0.03          0.03           0.01          0.01
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                 (0.03)        (0.03)         (0.01)        (0.01)
  Distributions from net
    realized gain                      0.00          0.00           0.00          0.00
                                 ----------    ----------     ----------    ----------
TOTAL FROM DISTRIBUTIONS              (0.03)        (0.03)         (0.01)        (0.01)
                                 ----------    ----------     ----------    ----------
NET ASSET VALUE, END OF
  PERIOD                              $1.00         $1.00          $1.00         $1.00
                                 ----------    ----------     ----------    ----------
                                 ----------    ----------     ----------    ----------
TOTAL RETURN (NOT
  ANNUALIZED)                          2.60%         2.93%          1.36%         1.51%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                          $64,950       $59,293        $35,253        $4,975
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets                 0.70%         0.70%(3)       0.64%(3)      0.62%(3)
  Ratio of net investment
    income to average net
    assets                             2.56%         2.87%(3)       2.68%(3)      2.71%(3)
----------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                             0.97%         1.13%(3)       1.58%(3)      3.56%(3)
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                             2.29%         2.44%(3)       1.74%(3)     (0.23)%(3)
----------------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE FUND COMMENCED OPERATIONS ON APRIL 2, 1996.
(3) THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

Treasury Plus Money Market Fund

Investment Objective
The Treasury Plus Money Market Fund seeks to provide investors with current income and stability of principal.

Investment Policies
We actively manage a portfolio composed of obligations issued or guaranteed by the U.S. Treasury. We also invest in notes, repurchase agreements and other instruments collateralized or secured by Treasury obligations. We buy obligations with remaining maturities of 397 days (13 months) or less. We maintain an overall dollar-weighted average maturity of 90 days or less.

Permitted Investments
Under normal market conditions, we invest:

 .    in U.S. Treasury obligations; and
 .    in repurchase agreements collateralized by U.S. Treasury obligations;

As a temporary defensive measure, or to maintain liquidity, we may invest in shares of other money market funds that have similar investment objectives.

Important Risk Factors
You should consider both the General Investment Risks listed on page __ and the specific risks listed below. They are both important to your investment choice.

There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Fluctuations in share value may cause a loss or gain in principal. Generally, short-term funds to not earn as high a level of income as funds that invest in longer-term instruments. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund.

TREASURY PLUS MONEY MARKET FUND (1)                       FINANCIAL HIGHLIGHTS
Class A
------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
------------------------------------------------------------------------------

                                                      SIX MONTHS
                              YEAR ENDED  YEAR ENDED       ENDED  YEAR ENDED
                               MARCH 31,   MARCH 31,   MARCH 31,   SEPT. 30,
                                    1999        1998    1997 (2)    1996 (3)

------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.05        0.05        0.02        0.05
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.05        0.05        0.02        0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.05)      (0.05)      (0.02)      (0.05)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.05)      (0.05)      (0.02)      (0.05)
                              ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                       4.62%       5.06%       2.42%       4.95%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $543,903    $381,594     $66,486     $53,706
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets              0.65%       0.62%       0.55%       0.55%
  Ratio of net investment
    income to average net
    assets                          4.50%       4.93%       4.81%       4.96%
------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                          0.79%       0.85%       0.75%       0.67%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                          4.36%       4.70%       4.61%       4.84%
-------------------------------------------------------------------------------

**   ANNUALIZED
(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
The accompanying notes are an integral part of these financial statements.

General Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Stagecoach Funds. Certain common risks are identified in the Summary of Important Risks on page ___. Other risks of mutual fund investing include the following:

 .    Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.
 .    We cannot guarantee that we will meet our investment objectives. In particular, we cannot guarantee that we will be able to maintain a $1.00 per share net asset value.
 .    We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.
 .    Share prices -- and therefore the value of your investment -- will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.
 .    Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.
 .    An investment in a single Fund, by itself, does not constitute a complete investment plan.
 .    The Funds may invest a portion of their assets in U.S. Government obligations. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Funds themselves.
 .    The Funds may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

What follows is a general list of the types of risks (some of which are described above) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk -- The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk -- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets..

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

Year 2000 Risk--The Funds' principal service providers have advised the Funds that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Funds invests also could be adversely impacted by the Year 2000 issue, especially foreign entities, which may be less prepared for the Year 2000. The extent of such impact cannot be predicted.

Investment Practice/Risk

The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for each Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its objective.

Remember, each Fund is designed to meet different investment needs and objectives.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

General Investment Risks

---------------------------------------------------------------------------------------------------------------------------
                                                                          MONEY   CALIFORNIA             NATIONAL TREASURY
                                                                          MARKET   TAX FREE  GOVERNMENT  TAX FREE   PLUS
===========================================================================================================================
INVESTMENT PRACTICE:                              RISK:
===========================================================================================================================
FLOATING AND VARIABLE RATE DEBT
Instruments with interest rates that are          Interest Rate and         .         .           .          .        .
adjusted either on a schedule or when an          Credit Risk
index or benchmark changes.
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A transaction in which the seller of a            Credit and                .         .           .          .        .
security agrees to buy back a security            Counter-Party Risk
at an agreed upon time and price, usually
with interest.
---------------------------------------------------------------------------------------------------------------------------
OTHER MUTUAL FUNDS
The temporary investment in shares of             Market Risk               .         .           .          .        .
another money market fund.  A pro rata
portion of the other fund's expenses, in
addition to the expenses paid by the Funds,
will be borne by Fund shareholders.
---------------------------------------------------------------------------------------------------------------------------
FOREIGN OBLIGATIONS
Dollar-denominated debt obligations               Information, Liquidity,   .         .                      .        .
of foreign branches of U.S. banks or U.S.         Political, Regulatory,
branches of foreign banks.                        and Diplomatic Risk
---------------------------------------------------------------------------------------------------------------------------
LOANS OF PORTFOLIO SECURITIES
The practice of loaning securities to             Credit, Counter-Party                                      .        .
brokers, dealers and financial institutions       and Leverage Risk
to increase return on those securities.
Loans may be made in accordance with
existing investment policies.
---------------------------------------------------------------------------------------------------------------------------
BORROWING POLICIES
The ability to borrow an equivalent of            Leverage Risk             .         .           .          .        .
10% (20% for the Treasury Plus Money Market
Fund) of assets from banks for temporary
purposes to meet shareholder redemptions.
---------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES
A security that cannot be readily sold,           Liquidity Risk            .         .           .          .        .
or cannot be readily sold without negatively
affecting its fair price. Illiquid securities are
limited to 10% of total assets for each Fund.
---------------------------------------------------------------------------------------------------------------------------

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, the entities that perform different services, and how they are compensated. Further information is available in the Statement of Additional Information for the Funds.

Each Fund is one of over 30 Funds of Stagecoach Funds, an open-end management investment company. Stagecoach was organized on September 9, 1991, as a Maryland Corporation.

The Board of Directors of Stagecoach supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders it may make a change in one of these companies.


     ---------------------------------------------------------------------------
                              BOARD OF DIRECTORS
     ---------------------------------------------------------------------------
                       Supervises the Funds' activities
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------
        INVESTMENT ADVISOR                             CUSTODIAN
     ---------------------------------------------------------------------------
     Wells Fargo Bank, N.A.                  Wells Fargo Bank, N.A.
     525 Market St., San Francisco, CA       525 Market St., San Francisco, CA
     Manages the Funds' investment           Provides safekeeping for the Funds'
     activities                              assets
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------
                            INVESTMENT SUB-ADVISOR
     ---------------------------------------------------------------------------
                     Wells Capital Management Incorporated
                                525 Market St.
                               San Francisco, CA
                   Manages the Funds' investment activities
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------

                                                                    SHAREHOLDER
                                                   TRANSFER           SERVICING
      DISTRIBUTOR          ADMINISTRATOR            AGENT               AGENTS
     ---------------------------------------------------------------------------

     Stephens Inc.      Wells Fargo Bank, N.A. BFDS, Inc.         Various Agents
     111 Center St.     525 Market St.         Two Heritage Dr.
     Little Rock, AR    San Francisco, CA      Quincy, MA
     Markets the Funds  Manages the            Maintains records  Provide
     and distributes    Funds' business        of shares and      services to
     shares             activities             supervises the     customers
                                               paying of
                                               dividends
     ---------------------------------------------------------------------------
                  FINANCIAL SERVICES FIRMS AND SELLING AGENTS
     ---------------------------------------------------------------------------
       Advise current and prospective shareholders on their Fund investments
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------
                                 SHAREHOLDERS
     ---------------------------------------------------------------------------

In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

The Investment Advisor
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of [_______ __] Wells Fargo Bank and its affiliates managed over [___] billion in assets. For these services, the Funds paid Wells Fargo Bank the following for advisory services (after fee waivers) for the last fiscal year:

----------------------------------------------------------------------------------
Money Market Fund                                                      [___%]
----------------------------------------------------------------------------------
California Tax-Free Money Market Fund                                  [___%]
----------------------------------------------------------------------------------
Government Money Market Fund                                           [___%]
----------------------------------------------------------------------------------
National Tax-Free Money Market Fund                                    [___%]
----------------------------------------------------------------------------------
Treasury Plus Money Market Fund                                        [___%]
----------------------------------------------------------------------------------

The Sub-Advisor
Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, is the sub-advisor for each of the Funds. As of [______ __], WCM provided investment advice for assets aggregating in excess of [___ billion]. For providing sub-advisory services to the Funds, WCM is entitled to receive from Wells Fargo Bank .05% of each Fund's assets up to the first $960 million and .04% of all assets above $960 million. WCM is entitled to receive from Wells Fargo Bank a minimum annual sub-advisory fee of $120,000. This minimum annual fee payable to WCM does not affect the advisory fee paid by the Funds to Wells Fargo Bank.

The Administrator
Wells Fargo Bank provides the Funds with administration services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Company's Directors and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct each Fund's business, and compensates the Company's Directors.

Shareholder Servicing Plan
We have a shareholder servicing plan for each Fund. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services.

For these services, shareholder servicing agents are entitled to receive as follows:

----------------------------------------------------------------------------------
Money Market Fund                                                       .30%
----------------------------------------------------------------------------------
California Tax-Free Money Market Fund                                   .30%
----------------------------------------------------------------------------------
Government Money Market Fund                                            .25%
----------------------------------------------------------------------------------
National Tax-Free Money Market Fund                                     .25%
----------------------------------------------------------------------------------
Treasury Plus Money Market Fund                                         .30%
----------------------------------------------------------------------------------

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

Pricing Fund Shares:
 .    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.
 .    Read this Prospectus carefully. Discuss any questions you have with your
     Institution. You may also ask for copies of the Statement of Additional Information and Annual Report. Copies are available free of charge from your Institution or by calling 1-800-260-5969.
 .    We process requests to buy or sell shares each business day. The Fund is open Monday through Friday and is closed on weekends and federal bank holidays.
 .    On any day the trading markets for both U.S. government securities and money market instruments close early, the Funds will close early. On these days, the NAV calculation time discussed below may be earlier. On days when the Fund is closed, NAV will not be calculated.
 .    Requests we receive in proper form for the Money Market and Government
     Money Market Funds generally are processed at 12:00 p.m. (Pacific time) on the same day. Requests we receive in proper form for the Treasury Plus
     Money Market Fund generally are processed at 2:00 p.m. (Pacific time) on the same day. Requests we receive in proper form for the California
     Tax-Free Money Market and National Tax-Free Money Market Funds generally are processed at 9:00 a.m. (Pacific time), on the same day. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before these times is processed the same day. Requests we receive after the cutoff times are processed the next business day.
 .    We determine the Net Asset Value ("NAV") of the Funds' shares each business day. We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. The Funds use the amortized cost method to value portfolio securities pursuant to Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

You can buy Fund shares:
 .    By opening an account directly with the Fund (simply complete and return a
     Stagecoach Funds application with proper payment);
 .    Through a brokerage account with an approved selling agent; or
 .    Through certain retirement, benefits and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

Minimum Investments:
 .    $1,000 per Fund minimum initial investment; or
 .    $100 per Fund if you use the Systematic Purchase Program; and
 .    $100 per Fund for all investments after your first.

  We may waive the minimum for Funds you purchase through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.

How to Buy Shares
The following section explains how you can buy shares directly from Stagecoach Funds. For Funds held through brokerage and other types of accounts, please consult your Selling Agent.

------------------------------------------------------------------------------------------
BY MAIL
------------------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
------------------------------------------------------------------------------------------
Complete a Stagecoach Funds application. Be sure to indicate the Fund name and the share class into which you intend to
invest. Failure to complete an application properly may result
in a delay in processing your request.                           Mail to:
---------------------------------------------------------------
Enclose a check for at least $1,000 made out in the full         Stagecoach Funds
name and share class of the Fund.  For example, "Money           P.O. Box 8266
Market Fund, Class A."                                           Boston, MA  02266-8266

--------------------------------------------------------------
You may start your account with $100 if you elect the
Systematic Purchase plan option on the application.
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
------------------------------------------------------------------------------------------
Make a check payable to the full name and share class of         Mail to:
your Fund for at least $100.  Be sure to write your account      Stagecoach Funds
number on the check as well.                                     P.O. Box 8266
                                                                 Boston, MA  02266-8266
--------------------------------------------------------------
Enclose the payment stub/card from your statement if available.
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
BY WIRE
------------------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
------------------------------------------------------------------------------------------
If you do not currently have an account, complete a              Mail to:
Stagecoach Funds application.  You must wire at least            Stagecoach Funds
$1,000.  Be sure to indicate the Fund name and the share         P.O. Box 8266
class into which you intend to invest.                           Boston, MA  02266-8266

-------------------------------------------------------------
Mail the completed application.                                  Fax Application to:
-------------------------------------------------------------
You may also fax the completed application (with original        1-617-483-5765
to follow).  You must first call BFDS at 1-800-222-8222 to
notify them of an incoming wire trade.
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
------------------------------------------------------------------------------------------
Instruct your wiring bank to transmit at least $100           Wire to:
according to the instructions given to the right.  Be sure    Stagecoach Funds
to have the wiring bank include your current account number   c/o State Street Bank &
and the name your account is registered in.                     Trust
                                                               Boston, MA
-------------------------------------------------------------

                                                              Bank Routing Number:
                                                              ABA 011-000028

                                                              Wire Purchase Account
                                                              Number:
                                                              9905-437-1

                                                              Attention:
                                                              Stagecoach Funds (Name
                                                              of Fund and Share Class)

                                                              Account Name:
                                                              (Registration Name
                                                              Indicated on Application)
                                                              ----------------------------

------------------------------------------------------------------------------------------
BY PHONE
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
------------------------------------------------------------------------------------------
You can only make your first purchase of a Fund by phone if
you already have an existing Stagecoach Funds Trust Account.   Call:
-------------------------------------------------------------
Call Investor Services and instruct the representative to      1-800-222-8222
either:
 .    transfer at least $1,000 from a linked settlement
     account, or
 .    exchange at least $1,000 worth of shares from an
     existing Wells Fargo Fund.  Please see "Exchanges" for
     special rules.
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
------------------------------------------------------------------------------------------
Call Investor Services and instruct the representative to      Call:
either:                                                        1-800-222-8222
 .    transfer at least $100 from a linked settlement
     account, or
 .    exchange at least $100 worth of shares from another
     Wells Fargo Fund.
------------------------------------------------------------------------------------------

Selling Shares:
The following section explains how you can sell shares held directly through an account with Stagecoach Funds by mail or telephone. For Fund shares held through brokerage and other types of accounts, please consult your Selling Agent.

------------------------------------------------------------------------------------------
BY MAIL
------------------------------------------------------------------------------------------
IF YOU ARE SELLING SHARES FOR THE FIRST TIME:
------------------------------------------------------------------------------------------
Write a letter stating your account registration, your
account number, the Fund you wish to redeem and the dollar
amount ($100 or more) of the redemption you wish to receive
(or write "Full Redemption").
-------------------------------------------------------------
Make sure all the account owners sign the request.
-------------------------------------------------------------
You may request that redemption proceeds be sent to you by     Mail to:
check, by ACH transfer into a bank account, or by wire.        Stagecoach Funds
Please call Investor Services regarding requirements for       P.O. Box 8266
linking bank accounts or for wiring funds.  We reserve the     Boston, MA  02266-8266
right to charge a fee for wiring funds although it is not
currently our practice to do so.
-------------------------------------------------------------
Signature Guarantees are required for mailed redemption
requests over $5,000. You can get a signature guarantee at
financial institutions such as a bank or brokerage house.
We do not accept notarized signatures.
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
Call Investor Services to request a redemption of at least
$100.  Be prepared to provide your account number and
Taxpayer Identification Number.
-------------------------------------------------------------
Unless you have instructed us otherwise, only one account
owner needs to call in redemption requests.
-------------------------------------------------------------
You may request that redemption proceeds be sent to you
by check, by transfer into an ACH-linked bank account, or
by wire. Please call Investor Services regarding
requirements for linking bank accounts or for wiring
funds. We reserve the right to charge a fee for wiring           Call:
funds although it is  not currently our practice to do so.       1-800-222-8222
-------------------------------------------------------------
Telephone privileges are automatically made available to
you unless you specifically decline them on your
application or subsequently in writing.
-------------------------------------------------------------
Phone privileges allow us to accept transaction
instructions by anyone representing themselves as the
shareholder and who provides reasonable confirmation of
their identity, such as providing the Taxpayer
Identification Number on the account. We will not be
liable for any losses incurred if we follow telephone
instructions we reasonably believe to be genuine.
-------------------------------------------------------------
Telephone requests are not accepted if the address on your
account was changed by phone in the last 15 days.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------
We determine the NAV for the Money Market and Government Money Market Funds at 12:00 p.m. (Pacific time), for the California Tax-Free Money Market and National Tax-Free Money Market Funds at 9:00 a.m. (Pacific time), and for the Treasury Plus Money Market Fund at 2:00 p.m. (Pacific time).
--------------------------------------------------------------------------------
Your redemptions are net of any applicable CDSC.
--------------------------------------------------------------------------------
We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times are processed on the same business day.
--------------------------------------------------------------------------------
If your purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There maybe special requirements that supersede the directions in this Prospectus.
--------------------------------------------------------------------------------
We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or Systematic Purchase Plan have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
--------------------------------------------------------------------------------
Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.
--------------------------------------------------------------------------------

Distribution Plan
We have adopted distribution plans for each of the Funds, pursuant to Rule 12b-1 of the 1940 Act. For the Money Market and California Tax-Free Money Market Funds, these plans are used to defray all or part of the cost of preparing and distributing prospectuses and promotional materials. For the Government Money Market, National Tax-Free Money Market and Treasury Plus Money Market Funds, the plans are used to pay for distribution-related services including ongoing compensation to Selling Agents.

Funds may participate in joint distribution activities with other Stagecoach Funds. The cost of these activities is generally allocated among the Funds. Funds with higher asset levels pay a higher proportion of these costs. The fees paid under these plans are .05%.

Exchanges

Exchanges between Stagecoach Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .    You should carefully read the Prospectus for the Fund into which you wish to exchange.
 .    If you exchange between a money market fund and a Fund with a sales load, you will buy shares at the Public Offering Price (POP) of the new Fund and
     a sales load may be assessed.
 .    If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.
 .    Any exchange between Fund you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.
 .    Exchanges from any share class to a money market fund can only be re-
     exchanged for the original share class.
 .    In order to discourage excessive fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.
 .    You may exchange shares of the Funds for Class A, Class B or Class C shares of a non-money market fund.

Additional Services and Other Information

Automatic Programs:
These programs help you conveniently purchase and/or redeem shares each month. Call Investor Services 1-800-222-8222 for more information.

 .    Systematic Purchase Plan - With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund you would like to purchase, specify an amount of at least $100, and tell us the day of the month you would like the money invested. If you do not specify a date, we will transfer the money and invest in shares of the Fund you select on or about the 25th day of the month.

 .    Systematic Exchange Plan - With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100, and the exchange will take place on or about the 25th of each month. See the "Exchanges" section of this prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

 .    Systematic Withdrawal Plan - With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100 and we will sell your shares equal to that amount on or about the 25th of each month. To participate in this program, you:
     .    must have a Fund account value at $10,000 or more;
     .    must have your distributions reinvested; and
     .    may not simultaneously participate in the Systematic Purchase Plan.

It generally takes about ten days to establish a plan once we have received your instructions. It generally takes about five days to change or cancel participation in a plan. We automatically cancel your program if the linked bank account your specified is closed.

Dividend and Capital Gains Distributions
We declare dividends, if any, daily and pay them monthly. You earn dividends from the day your purchase of shares is effected and you continue to earn them until the day before your shares are redeemed. Capital gains, if any, are distributed at least annually.

We offer the following distribution options:

 .    Automatic Reinvestment Option - Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another plan.

 .    Check Payment Option - Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

Two Things to Keep In Mind About Distributions
Remember, distributions have the effect of reducing the NAV per share by the amount distributed. Also, distributions on new shares shortly after purchase would be in effect a return of capital, although the distribution may still be taxable to you.

Taxes


The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Funds and you as a shareholder. It is not intended as substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

We will pass on to you net investment income and net short-term capital gains earned by a Fund as dividend distributions. In general, these are taxable to you as ordinary income. However, dividends distributed by the California Tax-Free Money Market Fund, which are attributable to the Fund's net interest income from tax-exempt securities will not be subject to federal income tax.

We will pass on to you any net capital gains earned by a Fund as capital gain distributions. In general, these distributions will be taxable to you as long-term capital gains, which may qualify for taxation at preferential rates in the hands of non-corporate shareholders. However, distributions declared in October, November and December and distributed by the following January will be taxable as if they were paid on December 31 of the year in which they were declared. We will notify you annually as to the status of your Fund distributions.

If you buy shares of a Fund shortly before it distributes its annual gains, your distribution from the Fund will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund that holds appreciated securities in its portfolio, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. Some of the Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding taxes.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund Shares.

Glossary

We provide the following definitions to assist you in reading this prospectus. For a more complete understanding of these terms you should consult your financial adviser.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

Annual and Semi-Annual Report
A document that provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day
Any day the Fund is open. The Fund is generally open Monday through Friday and is closed weekends and on federal bank holidays.

Capital Appreciation, Capital Growth
The increase in the value of a security.  See also "total return."

Commercial Paper
Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Institution
An affiliate, franchise or correspondent bank of Wells Fargo & Company and other institutions.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Moody's
A nationally recognized ratings organization.

Nationally Recognized Rating Organization (NRRO)
A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value (NAV)
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated separately for each Fund. We determine the NAV for the Money Market and Government Money Market Funds at 12:00 p.m. (Pacific time), for the California Tax-Free Money Market and National Tax-Free Money Market Funds at 9:00 a.m. (Pacific time), and for the Treasury Plus Money Market Fund at 2:00 p.m. (Pacific time).

Options
An option is the right to buy or sell a security based on an agreed upon price for at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Preservation of Capital
The attempt by a fund's manager to reduce drops in the net asset value of fund shares in order to preserve the initial investment.

Principal Stability
The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share net asset value. More aggressive funds may not consider principal stability an objective.

Public Offering Price (POP)
The NAV with the sales load added.

Price-to-Earnings Ratio
The ratio between a stock's price and its historical, current or anticipated earnings. Low ratios typically indicate a high yield. High ratios are characteristic of growth stocks which generally have low current yields.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

S&P
Standard and Poors, a nationally recognized ratings organization. S&P also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number
Usually the social security number for an individual or the Employer Identification Number for a corporation.

Total Return
The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Funds.

Turnover Ratio
The percentage of the securities held in a Fund's portfolio, other than short-term securities, that were bought or sold within a year.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Weighted-Average Maturity
The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

BACK COVER

STAGECOACH FUNDS(TM)

You may wish to review the following documents:

Statement of Additional Information
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report
provides certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

These documents are available free of charge:

Call 1-800-222-8222, or

Write to:
Stagecoach Funds
PO Box 7066
San Francisco, CA  94120-7066

Visit the SEC's web site:
http://www.sec.gov, or

Request copies for a fee by writing to:
SEC Public Reference Room, Washington, DC  20549-6009
(call:  1-800-SEC-0330 for details)

ICA No. 811-6419                NOT FDIC INSURED --               SC MM-A (8/99)
                                NO BANK GUARANTEE
                                MAY LOSE VALUE

                                                              AUGUST 1, 1999

  FRONT COVER

        Stagecoach
           Money Market Funds
        Prospectus


                           Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if the Fund's goals match your own.

National Tax-Free          These securities have not been approved
   Money Market Trust      or disapproved by the U.S. Securities and
                           Exchange Commission ("SEC"), any state securities commission or any other regulatory authority, nor have any of these authorities passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                           Fund shares are NOT deposits of Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

  INSIDE FRONT COVER

  Table of Contents

Overview                              Objectives and Principal
                                       Strategies
This section contains                 Important Risks
important summary                     Performance History
information about the                 Summary of Expenses
Fund.

-------------------------------------------------------------------------------

The Fund

This section contains                 National Tax-Free Money Market Trust
important information
about the Fund.                       General Investment Risks
                                      Organization and Management of the Fund

-------------------------------------------------------------------------------

Your Account

Turn to this section for              Your Account
information on how to                 How to Buy Shares
open and maintain                     How to Sell Shares
your account, including               Exchanges
how to buy, sell and                  Additional Services and
exchange Fund shares.                  Other Information

-------------------------------------------------------------------------------


Glossary

                 NATIONAL TAX-FREE MONEY MARKET TRUST OVERVIEW


National Tax-Free Money Market Trust

Objective
Seeks to provide investors with a high level of income exempt from federal income tax, while preserving capital and liquidity.

Principal Strategy
We invest in U.S. dollar-denominated, high-quality, short-term instruments, primarily municipal obligations.

SUMMARY OF IMPORTANT RISKS

   This section summarizes important risks that are associated with the Fund described in this Prospectus. Additional information about these and other risks is included in the Fund description later in this Prospectus and under General Investment Risks beginning on page __. An investment in the Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the FDIC or any other government agency.

   The Fund invests in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in the Fund's investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in the Fund, unless the securities have adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment.


   Although the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance it will be able to do so.

     ----------------------------------------------------------------

         National Tax-Free Money Market Trust




                              [BAR CHART]



             ----------------------------------------------


             ----------------------------------------------

                                [TABLE]

             ----------------------------------------------

  Summary of Expenses

  Shareholder Fees
  These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


 ------------------------------------------------------
  Minimum sales charge (load)
   imposed on purchases (as a
  percentage of offering price)              None
 ------------------------------------------------------
  Maximum deferred sales charge (load)
   (as a percentage of purchase price)       None
 ------------------------------------------------------







 Annual Fund Operating Expenses
 (Expenses that are deducted from Fund assets)

 ----------------------------------------

  Management Fees
 ----------------------------------------

  Distribution (12b-1)
  Fees
 ----------------------------------------
  Other Expenses
 ----------------------------------------
  TOTAL ANNUAL
   FUND OPERATING
   EXPENSES/1/
 ----------------------------------------

 1 The actual expenses incurred by the Fund will be lower than the contract amounts shown above as a result of voluntary fee waivers. The Fund's actual expenses after waivers are currently as follows: __%. Fee waivers are voluntary and may be discontinued or modified at any time.

Example of Expenses
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:


------------------------------------------
1 YEAR
------------------------------------------
3 YEARS
------------------------------------------
5 YEARS
------------------------------------------
10 YEARS
------------------------------------------



You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of the periods shown:


------------------------------------------
1 YEAR
------------------------------------------
3 YEARS
------------------------------------------
5 YEARS
------------------------------------------
10 YEARS
------------------------------------------

The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund. Words appearing in italicized print and highlighted are defined in the Glossary.

Important information you should look for:

Investment Objective and Investment Policies
What is the Fund trying to achieve? How do we intend to invest your money? What makes the Fund different from other funds?

Permitted Investments
A summary of the Fund's key permitted investments and practices.

Important Risk Factors
What are key risk factors for the Fund? This will include the factors described in "General Investment Risks" together with any special risk factors for the Fund.

Financial Highlights
Provides important financial information about the Fund.

National Tax-Free Money Market Trust

Investment Objective
The National Tax-Free Money Market Trust seeks to provide investors with a high level of income exempt from federal income tax, while preserving capital and liquidity.

Investment Policies
We actively manage a portfolio of U.S. dollar-denominated, high-quality, short-term instruments, primarily municipal obligations with remaining maturities of 397 days or less. Among the municipal obligations we buy are bonds, notes and commercial paper issued by or on behalf of the states, territories and possessions of the United States and their political subdivisions and other public authorities. Under normal market conditions we invest substantially all of our assets in debt obligations that are exempt from federal income tax. We maintain an overall dollar-weighted average maturity of 90 days or less.

Permitted Investments
Under normal market conditions, we invest:

 .    at least 80% of our net assets in municipal obligations the interest on which is exempt from federal income tax and not subject to the federal alternative minimum tax; and
 .    in obligations rated within the two highest categories by nationally recognized ratings organizations.

We may also invest up to 20% of our assets in permitted taxable investments as a defensive measure due to unusual market conditions or to maintain liquidity.

Important Risk Factors
You should consider both the General Investment Risks listed on page __ and the specific risks listed below. They are both important to your investment choice.

Up to 25% or more of our assets invested in municipal obligations may be related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.


NATIONAL TAX-FREE MONEY MARKET TRUST (1)                    FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                          PERIOD
                                                                         YEAR ENDED       ENDED
                                                                          MARCH 31,   MARCH 31,
                                                                               1999        1998
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $1.00       $1.00
                                                                         ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                 0.03        0.01
LESS DISTRIBUTIONS:
  Dividends from net investment income                                        (0.03)      (0.01)
                                                                         ----------  ----------
NET ASSET VALUE, END OF PERIOD                                                $1.00       $1.00
                                                                         ----------  ----------
                                                                         ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                                  3.16%       1.30%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                         $233,546    $229,447
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                                      0.20%       0.20%
  Ratio of net investment income to average net assets                         3.09%       3.32%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees and
  reimbursed expenses                                                          0.68%       0.63%
Ratio of net investment income to average net assets prior to waived
  fees and reimbursed expenses                                                 2.61%       2.89%
-----------------------------------------------------------------------------------------------

(1)  THE FUND COMMENCED OPERATIONS ON NOVEMBER 10, 1997.
The accompanying notes are an integral part of these financial statements.

General Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Stagecoach Funds. Certain common risks are identified in the Summary of Important Risks on page ___. Other risks of mutual fund investing include the following:

 .    Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.
 .    We cannot guarantee that we will meet our investment objectives. In particular, we cannot guarantee that we will be able to maintain a $1.00 per share net asset value.
 .    We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.
 .    Share prices -- and therefore the value of your investment -- will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.
 .    Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.
 .    An investment in a single Fund, by itself, does not constitute a complete investment plan.
 .    The Fund may invest a portion of its assets in U.S. Government obligations.
     It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Fund itself.
 .    The Fund may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

What follows is a general list of the types of risks (some of which are described above) of investing in the Fund and a table showing some of the additional investment practices that the Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk -- The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk -- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

Year 2000 Risk--The Fund's principal service providers have advised the Fund that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Fund invests also could be adversely impacted by the Year 2000 issue, especially foreign entities, which may be less prepared for Year 2000. The extent of such impact cannot be predicted.

Investment Practice/Risk

The following table lists some of the additional investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for the Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for the Fund remains within the parameters of its objective.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the "Important Risk Factors" in the summary of the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks of the Fund.


General Investment Risks
--------------------------------------------------------------------------------

=========================================================================
INVESTMENT PRACTICE:                              RISK:
=========================================================================
FLOATING AND VARIABLE RATE DEBT
Instruments with interest rates that are          Interest Rate and
adjusted either on a schedule or when an          Credit Risk
index or benchmark changes.
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A transaction in which the seller of a            Credit and
security agrees to buy back a security            Counter-Party Risk
at an agreed upon time and price, usually
with interest.
-------------------------------------------------------------------------
OTHER MUTUAL FUNDS
The temporary investment in shares of             Market Risk
another mutual fund. A pro rata portion
of the other fund's expenses, in addition
to the expenses paid by the Fund, will be
borne by Fund shareholders.
-------------------------------------------------------------------------
FOREIGN OBLIGATIONS
Dollar-denominated debt obligations of            Information, Political,
foreign branches of U.S. banks or U.S.            Regulatory, Diplomatic,
branches of foreign banks.                        Liquidity and Currency
                                                  Risk
-------------------------------------------------------------------------
LOANS OF PORTFOLIO SECURITIES
The practice of loaning securities to             Credit, Counter-Party
brokers, dealers and financial institutions       and Leverage Risk
to increase return on those securities.
Loans may be made in accordance with
existing investment policies and may not
exceed 33 1/3% of total assets.
------------------------------------------------------------------------
BORROWING POLICIES
The ability to borrow an equivalent of 10%        Leverage Risk
of total assets from banks for temporary
purposes to meet shareholder redemptions.
-------------------------------------------------------------------------
ILLIQUID SECURITIES
A security that cannot be readily sold,           Liquidity Risk
or cannot be readily sold without negatively
affecting its fair price. Limited to 10% of
total assets for the Fund.
-------------------------------------------------------------------------

Organization and Management of the Fund

A number of different entities provide services to the Fund. This section shows how the Fund is organized, the entities that perform different services, and how they are compensated. Further information is available in the Statement of Additional Information for the Fund.

The Fund is one of over 30 Funds of Stagecoach Funds, an open-end management investment company. Stagecoach was organized on September 9, 1991, as a Maryland Corporation.

The Board of Directors of Stagecoach supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders, it may make a change in one of these companies.


     ---------------------------------------------------------------------------
                             BOARD OF DIRECTORS
     ---------------------------------------------------------------------------
                      Supervises the Fund's activities
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------
        INVESTMENT ADVISOR                             CUSTODIAN
     ---------------------------------------------------------------------------
     Wells Fargo Bank, N.A.                Wells Fargo Bank, N.A.
     525 Market St., San Francisco, CA     525 Market St., San Francisco, CA
     Manages the Fund's investment         Provides safekeeping for the Fund's
     activities                            assets
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------
                           INVESTMENT SUB-ADVISOR
     ---------------------------------------------------------------------------
                    Wells Capital Management Incorporated
                               525 Market St.
                              San Francisco, CA
                  Manages the Fund's investment activities
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------

                                                                  SHAREHOLDER'S
                                                 TRANSFER           SERVICING
      DISTRIBUTOR        ADMINISTRATOR            AGENT              AGENTS
     ---------------------------------------------------------------------------

     Stephens Inc.     Wells Fargo Bank, N.A. BFDS, Inc.          Various Agents
     111 Center St.    525 Market St.         Two Heritage Drive
     Little Rock, AR   San Francisco, CA      Quincy, MA
     Markets the Fund  Manages the            Maintains records   Provide
     and distributes   Fund's business        of shares and       services to
     shares            activities             supervises the      customers
                                              paying of dividends
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------
                 FINANCIAL SERVICES FIRMS AND SELLING AGENTS
     ---------------------------------------------------------------------------
       Advise current and prospective shareholders on their Fund investments
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------
                                 SHAREHOLDERS
      --------------------------------------------------------------------------

In the following sections, the percentages shown are the percentages of the average daily net assets of the Fund paid on an annual basis for the services described.

The Investment Advisor
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for the Fund. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly-owned subsidiary of Wells Fargo & Company, a national bank holding company. As of [______ __, 1999,] Wells Fargo Bank and its affiliates managed over [$__] billion in assets. For these services, the fund pays Wells Fargo Bank a fee of up to [ %] of its average annual net assets.

The Investment Sub-Advisor
Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of Wells Fargo Bank, is the sub-advisor for the Fund. As of [May 1, 1999], WCM provided investment advice for assets aggregating in excess of [$32 billion]. For providing sub-advisory services to the Fund, WCM is entitled to receive from Wells Fargo Bank .05% of the Fund's assets up to the first $960 million and .04% of all assets above $960 million. WCM is entitled to receive from Wells Fargo Bank a minimum annual sub-advisory fee of $120,000. This minimum annual fee payable to WCM does not affect the advisory fee paid by the Fund to Wells Fargo Bank.

The Administrator
Wells Fargo Bank provides the Fund with administration services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Company's Directors and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct the Fund's business, and compensates the Company's Directors.

Shareholder Servicing Plan
We have a shareholder servicing plan for the Fund. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, shareholder servicing agents are entitled to receive up to .20% of the Fund's average annual net assets.

Your Account

This section tells you how to buy, sell or exchange shares of the Fund.

You may invest in the Fund if you maintain a qualified account with the Trust division of an Institution. Typically, shares of the Fund are bought and held on your behalf by the Institution through which you are investing. Check with your customer account representative or your Customer Account agreement for the rules governing your investment.

Important Information:
 .    Read this Prospectus carefully. Discuss any questions you have with your
     Institution. You may also ask for copies of the Statement of Additional Information and Annual Report. Copies are available free of charge from your Institution or by calling 1-800-260-5969.
 .    We process requests to buy or sell shares each business day. The Fund is open Monday through Friday, and is closed on weekends and federal bank holidays.
 .    On any day the trading markets for both U.S. Government securities and money market instruments close early, the Fund will close early. On days when the Fund is closed, Net Asset Value will not be calculated.
 .    Requests we receive from an Institution in proper form before 9:00 a.m.
     (Pacific time) for the Fund generally are processed at 9:00 a.m. on the same day.
 .    Requests we receive after 9:00 a.m. are deemed to be received and are processed the next business day at the applicable Net Asset Value (NAV).
 .    Payment for shares may be made by Institutions in funds immediately available to us no later than 9:00 a.m. (Pacific time) on the same business day as the purchase order is processed. If payment is not received on the same business day, the order will be cancelled and the Institution will be responsible for any loss.
 .    We reserve the right to cancel any purchase order or delay redemption if your check does not clear. We may also reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check have been collected.
 .    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is the NAV next determined after a request has been received in proper form.
 .    We determine the NAV of the Fund's shares by subtracting the Fund liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that Fund. The Fund uses the amortized cost method to value portfolio securities pursuant to Rule 2a-7 under the Investment Company Act of 1940. See the Statement of Additional Information for further information.


Minimum Investments:
 .        The Fund has no minimum initial or subsequent investment requirement.
 .        Check with your Institution regarding certain minimum account requirements it may impose.


How to Buy Shares
You can open a Fund account and buy Fund shares through an Institution through which you have established a Customer Account. Investors interested in purchasing shares of the Fund should contact an account representative at their Institution and should understand the following:

 .    Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;
 .    Institutions are usually the holders of record Institutional shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

 .    Institutions are responsible for transmitting their customers' purchase and redemption orders to the Fund and for delivering required payment on a timely basis;
 .    The exercise of voting rights and the delivery of shareholder communications from the Fund is governed by the terms of the Customer Account involved; and
 .    Institutions may charge their customers account fees and may receive fees from us with respect to investments their customers have made with the Fund. See "Organization and Management of the Fund" for further details about these fees.

How to Sell Shares
Shares of the Fund must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

General Notes for Selling Shares
 .    We process requests we receive in proper form before 9:00 a.m. (Pacific time) on any business day for the Fund at the NAV determined as of 9:00 a.m. on the same business day.
 .    Redemption proceeds are usually wired to the redeeming Institution the following business day.
 .    Requests we receive after the above specified times are deemed to be received and are processed the next business day at the applicable NAV.
 .    We reserve the right to delay payment of a redemption for up to 15 days so that we may be reasonably certain that investments made by check have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.
 .    Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits it may be to the detriment of existing shareholders. Therefore, we may pay the redemption in part or in whole in securities of equal value.

Defensive Rule 12b-1 Plan
The Fund has entered into a "defensive" Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940 (the "Plan"). The Plan reflects that, to the extent any fees paid pursuant to the shareholder servicing plan are deemed to be "primarily intended to result in the sale of shares" of the Fund, such fees are approved pursuant to the Plan. The Plan will not result in any separate payment of fees by the Fund.

Exchanges

Exchanges between Stagecoach Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .    You should carefully read the Prospectus for the Fund into which you wish to exchange.
 .    Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.
 .    If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.
 .    Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.
 .    In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.
 .    Shares of the Fund may be exchanged for other Institutional Class shares, or for Class A shares in certain qualified accounts. Contact your account representative for further details.

Additional Services and Other Information


Dividend and Capital Gains Distributions
We declare dividends, if any, daily and pay them monthly. You earn dividends from the day your purchase of shares is effected and you continue to earn them until the day before your shares are redeemed. Capital gains, if any, are distributed at least annually.

Automatic Programs:
These programs help you conveniently purchase or redeem shares each month:

 .    AutoSaver Plan - you need only specify an amount of at least $100 and a day of the month. We will automatically transfer that amount from your linked bank account each month to purchase additional shares. We will transfer the amount on or about the day you specify, or on or about the 20th of each month if you have not specified a day. Please call Investor Services at 1-800-260-5969 if you wish to change or add linked accounts.
 .    Automatic Clearing House Option - Deposits your dividends and capital gains into any bank account you link to your Fund account if it is part of the
     ACH system. If your specified bank account is closed, we will reinvest your distributions.
 .    Check Payment Option - Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.
 .    Automatic Reinvestment Option - Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another plan.

Taxes

The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Fund and you as a shareholder. It is not intended as substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

We will pass on to you net investment income and net short-term capital gains earned by a Fund as dividend distributions. In general, these are taxable to you as ordinary income.

We will pass on to you any net capital gains earned by a Fund as capital gain distributions. In general, these distributions will be taxable to you as long-term capital gains, which may qualify for taxation at preferential rates in the hands of non-corporate shareholders. However, distributions declared in October, November and December and distributed by the following January will be taxable as if they were paid on December 31 of the year in which they were declared. We will notify you annually as to the status of your Fund distributions.

If you buy shares of a Fund shortly before it distributes its annual gains, your distribution from the Fund will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund that holds appreciated securities in its portfolio, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. Some of the Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding taxes.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund Shares.

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your financial adviser.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

Annual and Semi-Annual Report
A document that provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day
Any day the Fund is open. The Fund is generally open Monday through Friday, and is closed weekends and on federal bank holidays.

Commercial Paper
Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Debt Securities
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Institution
An affiliate, franchise or correspondent bank of Wells Fargo & Company and other institutions.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the Investment Company Act of 1940, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Net Asset Value (NAV)
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated and determined as of 9:00 a.m. (Pacific time).

Nationally Recognized Rating Organization
A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Options
An option is the right to buy or sell a security based on an agreed upon price for at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Preservation of Capital
The attempt by a fund's manager to reduce drops in the net asset value of fund shares in order to preserve the initial investment.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Fund's distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


Weighted-Average Maturity
The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

BACK COVER

STAGECOACH FUNDS(TM)

You may wish to review the following documents:

Statement of Additional Information
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report
provides certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

These documents are available free of charge:

Call 1-800-260-5969, or

Write to:
Stagecoach Funds
PO Box 7066
San Francisco, CA  94120-7066

Visit the SEC's web site:
http://www.sec.gov, or

Request copies for a fee by writing to:
SEC Public Reference Room, Washington, DC  20549-6009
(call:  1-800-SEC-0330 for details)

ICA No. 811-6419                  NOT FDIC INSURED --           SC NTFMMT (8/99)
                                  NO BANK GUARANTEE
                                  MAY LOSE VALUE

                                                              AUGUST 1, 1999

  FRONT COVER

        Stagecoach
           Money Market Funds
        Prospectus


                           Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if the Fund's goals match your own.
  Money Market
   Trust                   These securities have not been approved
                           or disapproved by the U.S. Securities and Exchange Commission ("SEC"), any state securities commission or any other regulatory authority, nor have any of these authorities passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                           Fund shares are NOT deposits of Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

  INSIDE FRONT COVER

  Table of Contents

Overview

This section contains                 Objectives and Principal
important summary                       Strategies
information about the                 Important Risks
Fund.                                 Performance History
                                      Summary of Expenses


-------------------------------------------------------------------------------
The Fund

This section contains                 Money Market Trust
important information                 General Investment Risks
about the Fund.                       Organization and Management of the Fund


-------------------------------------------------------------------------------

Your Account

Turn to this section for              Your Account
information on how to                 How to Buy Shares
open and maintain                     How to Sell Shares
your account, including               Exchanges
how to buy, sell and                  Additional Services and
exchange Fund shares.                   Other Information


-------------------------------------------------------------------------------


Glossary

                          MONEY MARKET TRUST OVERVIEW


Money Market Trust

Objective
Seeks to provide investors with current income and stability of principal.

Principal Strategy
We invest in high quality U.S. dollar-denominated money market instruments.

SUMMARY OF IMPORTANT RISKS

   This section summarizes important risks that are associated with the Fund described in this Prospectus. Additional information about these and other risks is included in the Fund description later in this Prospectus and under General Investment Risks beginning on page __. An investment in the Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the FDIC or any other government agency.

   The Fund invests in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in the Fund's investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in the Fund, unless the securities have adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment.

   Although the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance it will be able to do so.

PERFORMANCE HISTORY


     Money Market Trust




                              [BAR CHART]



             ----------------------------------------------


             ----------------------------------------------

                                [TABLE]

             ----------------------------------------------

  Summary of Expenses

  Shareholder Fees
  These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

  -----------------------------------------------------------------------------------------
   Minimum sales charge (load)
     imposed on purchases (as a percentage of
     offering price)                                      None
  -----------------------------------------------------------------------------------------
   Maximum deferred sales charge (load)
     (as a percentage of purchase price)                  None
  -----------------------------------------------------------------------------------------


  Annual Fund Operating Expenses
  (Expenses that are deducted from Fund assets)

  -------------------------------------------------------------------------------------
   Management Fees
  -------------------------------------------------------------------------------------
   Distribution (12b-1) Fees
  -------------------------------------------------------------------------------------
   Other Expenses
  -------------------------------------------------------------------------------------
   TOTAL ANNUAL
     FUND OPERATING
     EXPENSES1
  -------------------------------------------------------------------------------------

  1 The actual expenses incurred by the Fund will be lower than the contract amounts shown above as a result of voluntary fee waivers. The Fund's actual expenses after waivers are currently as follows: __%. Fee waivers are voluntary and may be discontinued or modified at any time.

Example of Expenses
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:


-----------------------------------------
1 YEAR
-----------------------------------------
3 YEARS
-----------------------------------------
5 YEARS
-----------------------------------------
10 YEARS
-----------------------------------------




You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of the periods shown:



-----------------------------------------
1 YEAR
-----------------------------------------
3 YEARS
-----------------------------------------
5 YEARS
-----------------------------------------
10 YEARS
-----------------------------------------

The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund. Words appearing in italicized print and highlighted are defined in the Glossary.

Important information you should look for:

Investment Objective and Investment Policies
What is the Fund trying to achieve? How do we intend to invest your money? What makes the Fund different from other funds offered?

Permitted Investments
A summary of the Fund's key permitted investments and practices.

Important Risk Factors
What are key risk factors for the Fund? This will include the factors described in "General Investment Risks" together with any special risk factors for the Fund.

Financial Highlights
Provides important financial information about the Fund.

Money Market Trust

Investment Objective
The Money Market Trust seeks to provide investors with current income and stability of principal.

Investment Policies
The Fund pursues its objectives by investing in high-quality U.S.
dollar-denominated money market instruments with remaining maturities not exceeding 397 days (13 months) as determined in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The Fund also maintains an overall dollar-weighted average maturity of 90 days or less.

Permitted Investments
Under normal market conditions, we invest in:

 .     U.S. Government short-term obligations;
 .     obligations of domestic and foreign banks;
 .     commercial paper;
 .     repurchase agreements; and
 .     variable- and floating-rate instruments.

Important Risk Factors
You should consider both the General Investment Risks listed on page __ and the specific risks listed below. They are both important to your investment choice.

There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.


MONEY MARKET TRUST (1)                                      FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                      SIX MONTHS                  MONTHS
                              YEAR ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED  YEAR ENDED  YEAR ENDED
                               MARCH 31,   MARCH 31,   MARCH 31,   SEPT. 30,   SEPT. 30,     MAY 31,     MAY 31,
                                    1999        1998     1997(2)        1996     1995(3)        1995        1994

----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.05        0.05        0.03        0.05        0.02        0.05        0.03
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.05)      (0.05)      (0.03)      (0.05)      (0.02)      (0.05)      (0.03)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                       5.35%       5.62%       2.66%       5.43%       5.70%**     5.05%       3.21%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $471,923    $630,770    $807,003  $1,143,767    $286,863    $290,483    $300,894
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets              0.20%       0.20%       0.20%       0.18%       0.19%       0.17%       0.18%
  Ratio of net investment
    income to average net
    assets                          5.20%       5.46%       5.28%       5.33%       5.70%       5.06%       3.21%
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                          0.61%       0.61%       0.61%       0.55%       1.11%       1.07%       1.02%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                          4.79%       5.05%       4.87%       4.96%       4.78%       4.16%       2.37%
----------------------------------------------------------------------------------------------------------------

**  ANNUALIZED
(1) THE FUND OPERATED AS THE MONEY MARKET FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.
The accompanying notes are an integral part of these financial statements.

General Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Stagecoach Funds. Certain common risks are identified in the Summary of Important Risks on page ___. Other risks of mutual fund investing include the following:

 .    Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.
 .    We cannot guarantee that we will meet our investment objectives. In particular, we cannot guarantee that we will be able to maintain a $1.00 per share net asset value.
 .    We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.
 .    Share prices -- and therefore the value of your investment -- will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.
 .    Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.
 .    An investment in a single Fund, by itself, does not constitute a complete investment plan.
 .    The Fund may invest a portion of their assets in U.S. Government obligations. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Fund itself.
 .    The Funds may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

What follows is a general list of the types of risks (some of which are described above) that may apply to the Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk -- The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk -- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

Year 2000 Risk--The Fund's principal service providers have advised the Fund that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Fund invests also could be adversely impacted by the Year 2000 issue, especially foreign entities, which may be less prepared for Year 2000. The extent of such impact cannot be predicted.

Investment Practice/Risk

The following table lists some of the additional investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for the Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for the Fund remains within the parameters of its objective.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.

General Investment Risks
--------------------------------------------------------------------------------

=========================================================================
INVESTMENT PRACTICE:                              RISK:
=========================================================================
FLOATING AND VARIABLE RATE DEBT
Instruments with interest rates that are          Interest Rate and
adjusted either on a schedule or when an          Credit Risk
index or benchmark changes.
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A transaction in which the seller of a            Credit and
security agrees to buy back a security            Counter-Party Risk
at an agreed upon time and price, usually
with interest.
-------------------------------------------------------------------------
OTHER MUTUAL FUNDS
The temporary investment in shares of             Market Risk
another mutual fund. A pro rata portion
of the other fund's expenses, in addition
to the expenses paid by the Fund, will be
borne by Fund shareholders.
-------------------------------------------------------------------------
FOREIGN OBLIGATIONS
Dollar-denominated debt obligations of            Information, Political,
foreign branches of U.S. banks or U.S.            Regulatory, Diplomatic,
branches of foreign banks.                        Liquidity and Currency
                                                  Risk
-------------------------------------------------------------------------
BORROWING POLICIES
The ability to borrow an equivalent of            Leverage Risk
10% of total assets from banks for
temporary purposes to meet shareholder
redemptions.
-------------------------------------------------------------------------
ILLIQUID SECURITIES
A security that cannot be readily sold,           Liquidity Risk
or cannot be readily sold without negatively
affecting its fair price. Limited to 10% of
total assets for the Fund.
-------------------------------------------------------------------------

Organization and Management of the Fund

A number of different entities provide services to the Fund. This section shows how the Fund is organized, the entities that perform different services, and how they are compensated. Further information is available in the Statement of Additional Information for the Fund.

The Fund is one of over 30 Funds of Stagecoach Funds, an open-end management investment company. Stagecoach was organized on September 9, 1991, as a Maryland Corporation.

The Board of Directors of Stagecoach supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders, it may make a change in one of these companies.

     ---------------------------------------------------------------------------
                                 BOARD OF DIRECTORS
     ---------------------------------------------------------------------------
                          Supervises the Fund's activities
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------
         INVESTMENT ADVISOR                          CUSTODIAN
     ---------------------------------------------------------------------------

     Wells Fargo Bank, N.A.                Wells Fargo Bank, N.A.
     525 Market St., San Francisco, CA     525 Market St., San Francisco, CA
     Manages the Fund's investment         Provides safekeeping for the Fund's
     activities                            assets
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------
                                INVESTMENT SUB-ADVISOR
     ---------------------------------------------------------------------------
                         Wells Capital Management Incorporated
                                    525 Market St.
                                   San Francisco, CA
                             Manages the Fund's investment
                                      activities
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------

                                                                    SHAREHOLDER
                                                  TRANSFER           SERVICING
      DISTRIBUTOR        ADMINISTRATOR             AGENT               AGENTS
     ---------------------------------------------------------------------------

     Stephens Inc.     Wells Fargo Bank, N.A. BFDS, Inc.          Various Agents
     111 Center St.    525 Market St.         Two Heritage Drive
     Little Rock, AR   San Francisco, CA      Quincy, MA
     Markets the Fund  Manages the            Maintains records   Provide
     and distributes   Fund's business        of shares and       services to
     shares            activities             supervises the      customers
                                              paying of dividends
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------
                     FINANCIAL SERVICES FIRMS AND SELLING AGENTS
     ---------------------------------------------------------------------------
        Advise current and prospective shareholders on their Fund investments
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------
                                     SHAREHOLDERS
     ---------------------------------------------------------------------------

In the following sections, the percentages shown are the percentages of the average daily net assets of the Fund paid on an annual basis for the services described.

The Investment Advisor
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for the Fund. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly-owned subsidiary of Wells Fargo & Company, a national bank holding company. As of [_________ __, 1999,] Wells Fargo Bank and its affiliates managed over [$___] billion in assets. For these services, the Fund pays Wells Fargo Bank a fee of up to [___%] of its average annual net assets.

The Investment Sub-Advisor
Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of Wells Fargo Bank, is the sub-advisor for the Fund. As of [May 1, 1999], WCM provided investment advice for assets aggregating in excess of [$32 billion]. For providing sub-advisory services to the Fund, WCM is entitled to receive from Wells Fargo Bank .05% of the Fund's assets up to the first $960 million and .04% of all assets above $960 million. WCM is entitled to receive from Wells Fargo Bank a minimum annual sub-advisory fee of $120,000. This minimum annual fee payable to WCM does not affect the advisory fee paid by the Fund to Wells Fargo Bank.

The Administrator
Wells Fargo Bank provides the Fund with administration services, including general supervision of each Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Company's Directors and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct the Fund's business, and compensates the Company's Directors.

Shareholder Servicing Plan
We have a shareholder servicing plan for the Fund which includes agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the shareholder servicing agents are entitled to receive up to .20% of the Fund's average annual net assets.

Your Account

This section tells you how to open a Fund account and how to buy, sell or exchange Fund shares once your Fund account is open.

Typically, shares are bought and held on your behalf by the Institution through which you are investing. Check with your customer account representative or your Customer Account agreement for the rules governing your investment.

Minimum Investments:
 .    The Fund has no minimum initial or subsequent investment requirement.
 .    Check with your Institution regarding certain minimum account requirements that it may impose.

Important Information:
 .    Read this Prospectus carefully. Discuss any questions you have with your
     Institution. You may also ask for copies of the Statement of Additional Information and Annual Report. Copies are available free of charge from your Institution or by calling 1-800-260-5969.
 .    We process requests to buy or sell shares each business day. The Fund is open Monday through Friday and is closed on weekends and federal bank holidays.
 .    On any day the trading markets for both U.S. Government securities and money market instruments close early, the Fund will close early. On these days, the NAV calculation time discussed below may be earlier than 12:00 noon. On days when the Fund is closed, NAV will not be calculated.
 .    Requests we receive from an Institution in proper form before 12:00 noon
     (Pacific time) for the Fund are generally processed at 12:00 noon on the same day.
 .    Requests we receive after the above-specified times for each Fund are deemed to be received and are processed the next business day at the applicable Net Asset Value (NAV) per share.
 .    Payment for shares may be made by Institutions in funds immediately available to us no later than [1:00 p.m.] (Pacific time) on the same business day as the purchase order is processed. If payment is not received on the same business day, the order will be cancelled and the Institution will be responsible for any loss. Check with your Institution regarding fees which may be assessed under these circumstances.
 .    We reserve the right to cancel any purchase order or delay redemption if your check does not clear. We may also reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check have been collected.
 .    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is the NAV next determined after a request has been received in proper form.
 .    We determine the NAV of each Fund's shares by subtracting the Fund liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that Fund. The Fund uses the amortized cost method to value portfolio securities pursuant to Rule 2a-7 under the Investment Company Act of 1940. See the Statement of Additional Information for further information.

How to Buy Shares
You can open a Fund account and buy Fund shares through an Institution through which you have established a Customer Account. Investors interested in purchasing Institutional shares of the Fund should contact an account representative at their Institution and should understand the following:

 .    Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;
 .    Institutions are usually the holders of record of Institutional shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;
 .    Institutions are responsible for transmitting their customers' purchase orders to the Fund and for delivering required payment to the Fund on a timely basis;

 .    The exercise of voting rights and the delivery of shareholder communications from the Fund is governed by the terms of the Customer Account involved; and
 .    Institutions may charge their customers account fees and may receive fees from us with respect to investments their customers have made with the Fund. See "Organization and Management of the Fund" for further details about these fees.

How to Sell Shares
Institutional shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

General Notes for Selling Shares
 .    The Institution is responsible for communicating redemptive requests to the
     Fund and crediting its customer's account with the redemption proceeds in a timely manner.
 .    We process requests we receive from an Institution in proper form before
     12:00 noon (Pacific time) on any business day for the Fund at the NAV determined as of 12:00 noon on the same business day.
 .    Redemption proceeds are usually wired to the redeeming Institution the following business day.
 .    Requests we receive after the above specified times are deemed to be received and are processed the next business day at the applicable NAV.
 .    We reserve the right to delay payment of a redemption for up to 10 days so that we may be reasonably certain that investments made by check have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.
 .    Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits it may be to the detriment of existing shareholders. Therefore, we may pay the redemption in part or in whole in securities of equal value.

Exchanges

Exchanges between Stagecoach Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .    You should carefully read the Prospectus for the Fund into which you wish to exchange.
 .    Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes. o If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.
 .    Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.
 .    In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.
 .    Shares of the Fund may be exchanged for other Institutional Class shares, or for Class A shares in certain qualified accounts. Contact your account representative for further details.

Additional Services and Other Information

Dividend and Capital Gains Distributions
We declare dividends, if any, daily and pay them monthly. You earn dividends from the day your purchase of shares is effected and you continue to earn them until the day before your shares are redeemed. Capital gains, if any, are distributed at least annually.

Automatic Programs:
These programs help you conveniently purchase or redeem shares each month:

 .    AutoSaver Plan - you need only specify an amount of at least $100 and a day of the month. We will automatically transfer that amount from your linked bank account each month to purchase additional shares. We will transfer the amount on or about the day you specify, or on or about the 20th of each month if you have not specified a day. Please call Investor Services at 1-800-260-5956 if you wish to change or add linked accounts.
 .    Automatic Clearing House Option - Deposits your dividends and capital gains into any bank account you link to your Fund account if it is part of the
     ACH system. If your specified bank account is closed, we will reinvest your distributions.
 .    Check Payment Option - Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.
 .    Automatic Reinvestment Option - Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another plan.

Taxes

The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Funds and you as a shareholder. It is not intended as substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

We will pass on to you net investment income and net short-term capital gains earned by a Fund as dividend distributions. In general, these are taxable to you as ordinary income.

We will pass on to you any net capital gains earned by a Fund as capital gain distributions. In general, these distributions will be taxable to you as long-term capital gains, which may qualify for taxation at preferential rates in the hands of non-corporate shareholders. However, distributions declared in October, November and December and distributed by the following January will be taxable as if they were paid on December 31 of the year in which they were declared. We will notify you annually as to the status of your Fund distributions.

If you buy shares of a Fund shortly before it distributes its annual gains, your distribution from the Fund will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund that holds appreciated securities in its portfolio, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. Some of the Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding taxes.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund Shares.

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your financial adviser.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

Annual and Semi-Annual Report
A document that provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day
Any day the Fund is open. The Fund is generally open Monday through Friday and is closed weekends and on federal bank holidays.

Commercial Paper
Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth.

Debt Securities
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Institution
An affiliate, franchise or correspondent bank of Wells Fargo & Company and other institutions.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the Investment Company Act of 1940, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Net Asset Value (NAV)
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated as of 12:00 noon (Pacific time).

Options
An option is the right to buy or sell a security based on an agreed upon price for at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Fund's distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Weighted-Average Maturity
The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

BACK COVER

STAGECOACH FUNDS(TM)

You may wish to review the following documents:

Statement of Additional Information
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report
provides certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

These documents are available free of charge:

Call 1-800-260-5969, or

Write to:
Stagecoach Funds
PO Box 7066
San Francisco, CA  94120-7066

Visit the SEC's web site:
http://www.sec.gov, or

Request copies for a fee by writing to:
SEC Public Reference Room, Washington, DC  20549-6009
(call:  1-800-SEC-0330 for details)

ICA No. 811-6419            NOT FDIC INSURED -            SC MMT (8/99)
                            NO BANK GUARANTEE -
                               MAY LOSE VALUE

                                                                  August 1, 1999
 Front Cover

       Stagecoach
         Money Market Funds
       Prospectus


                           Please read this Prospectus and keep it for future
                           reference. It is designed to provide you with
                           important information and to help you decide if the
                           Fund's goals match your own.
California Tax-Free
   Money Market Trust      These securities have not been approved
                           or disapproved by the U.S. Securities and Exchange Commission ("SEC"), any state securities commission or any other regulatory authority, nor have any of these authorities passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                           Fund shares are NOT deposits of Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

  Inside Front Cover

  Table of Contents

Overview

This section contains                 Objectives and Principal
important summary                      Strategies
information about the                 Important Risks
Fund.                                 Performance History
                                      Summary of Expenses

--------------------------------------------------------------------------------

The Fund

This section contains                 California Tax-Free Money Market Trust
important information                 General Investment Risks
about the Fund.                       Organization and Management of the Fund

--------------------------------------------------------------------------------

Your Account

Turn to this section for              Your Account
information on how to                 How to Buy Shares
open and maintain                     How to Sell Shares
your account, including               Exchanges
how to buy, sell and                  Additional Services and
exchange Fund shares.                  Other Information

--------------------------------------------------------------------------------


Glossary

                CALIFORNIA TAX-FREE MONEY MARKET TRUST OVERVIEW


California Tax-Free Money Market Trust

Objective
Seeks to obtain a high level of income exempt from federal income tax and California personal income tax, while preserving capital and liquidity.

Principal Strategy
We invest in high quality, short-term U.S. dollar-denominated money market instruments, primarily municipal obligations.

SUMMARY OF IMPORTANT RISKS

 This section summarizes important risks that are associated with the Fund described in this Prospectus. Additional information about these and other risks is included in the Fund description later in this Prospectus and under General Investment Risks beginning on page __. An investment in the Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the FDIC or any other government agency.

 Since the Fund invests primarily in securities issued by California and its agencies and municipalities, events in California are more likely to affect the Fund's investments. While the Fund seeks to reduce risk by investing its assets in securities of various issuers, the Fund is considered to be nondiversified for purposes of the Investment Company Act of 1940 (the "1940 Act"). In addition, the Fund may invest up to 25% or more of its assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. for example, the Fund may own different obligations that pay interest based on the revenue of similar projects.

 The Fund invests in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in the Fund's investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in the Fund, unless the securities have adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment.

 Although the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance it will be able to do so.

Performance History


     California Tax-Free Money Market Trust




                   [BAR CHART]


             ----------------------

                    [TABLE]

             ----------------------

  Summary of Expenses

  Shareholder Fees
  These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


---------------------------------------------------------------------
Minimum sales charge (load)
   imposed on purchases (as a percentage of
   offering price)                                        None
---------------------------------------------------------------------
Maximum deferred sales charge (load)
   (as a percentage of purchase price)                    None
---------------------------------------------------------------------





Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

------------------------------------------------------------------------------

Management Fees
------------------------------------------------------------------------------
Distribution (12b-1) Fees
------------------------------------------------------------------------------
Other Expenses
------------------------------------------------------------------------------
TOTAL ANNUAL
  FUND OPERATING
  EXPENSES/1/
------------------------------------------------------------------------------

/1/ The actual expenses incurred by the Fund will be lower than the contract amounts shown above as a result of voluntary fee waivers. The Fund's actual expenses after waivers are currently as follows: __%. Fee waivers are voluntary and may be discontinued or modified at any time.

Example of Expenses
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:


----------------------------------------
1 YEAR
----------------------------------------
3 YEARS
----------------------------------------
5 YEARS
----------------------------------------
10 YEARS
----------------------------------------






You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of the periods shown:


----------------------------------------
1 YEAR
----------------------------------------
3 YEARS
----------------------------------------
5 YEARS
----------------------------------------
10 YEARS
----------------------------------------

The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund. Words appearing in italicized print and highlighted are defined in the Glossary.

Important information you should look for:

Investment Objective and Investment Policies
What is the Fund trying to achieve? How do we intend to invest your money? What makes the Fund different from other funds?

Permitted Investments
A summary of the Fund's key permitted investments and practices.

Important Risk Factors
What are key risk factors for the Fund? This will include the factors described in "General Investment Risks" together with any special risk factors for the Fund.

Financial Highlights
Provides important financial information about the Fund.

California Tax-Free Money Market Trust

Investment Objective
The Money Market Trust seeks to obtain a high level of income exempt from federal income tax and California personal income tax, while preserving capital and liquidity.

Investment Policies
The Fund pursues its objectives by investing in high-quality, U.S. dollar-denominated money market instruments, primarily municipal obligations. The Fund only invests in securities with remaining maturities not exceeding 397 days (13 months). The Fund also maintains an overall dollar-weighted average maturity of 90 days or less.

Permitted Investments
Under normal market conditions, we invest substantially all of the Funds assets in the following types of municipal obligations that pay interest which is exempt from both federal income tax and California personal income tax:

 .    bonds, notes or commercial paper issued by or on behalf of the State of
     California, its cities, municipalities, political subdivisions and other public authorities; and
 .    obligations issued by the U.S. Virgin Islands, Puerto Rico and Guam, the interest of which also is exempt from federal income tax and California personal income tax.

Under normal market conditions, the Fund may also invest at least 80% of the Fund's assets in municipal obligations that provide income exempt from federal income tax and not subject to the federal alternative minimum tax.

Important Risk Factors
You should consider both the General Investment Risks listed on page __ and the specific risks listed below. They are both important to your investment choice.

There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.

CALIFORNIA TAX-FREE MONEY MARKET TRUST (1)                  FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                         PERIOD
                                                                         YEAR ENDED       ENDED
                                                                          MARCH 31,   MARCH 31,
                                                                               1999        1998

-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $1.00       $1.00
                                                                         ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                 0.03        0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income                                        (0.03)      (0.03)
                                                                         ----------  ----------
NET ASSET VALUE, END OF PERIOD                                                $1.00       $1.00
                                                                         ----------  ----------
                                                                         ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                                  2.93%       2.94%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                         $549,289    $636,441
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                                     0.20 %      0.20 %
  Ratio of net investment income to average net assets                        2.91 %      3.18 %
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees and
  reimbursed expenses                                                         0.91 %      0.85 %
Ratio of net investment income to average net assets prior to waived
  fees and reimbursed expenses                                                2.20 %      2.53 %
-----------------------------------------------------------------------------------------------

**  ANNUALIZED
(1)  THE FUND COMMENCED OPERATIONS ON MAY 5, 1997.
(2) THE FUND OPERATED AS THE MONEY MARKET FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.
The accompanying notes are an integral part of these financial statements.

General Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Stagecoach Funds. Certain common risks are identified in the Summary of Important Risks on page ___. Other risks of mutual fund investing include the following:

 .    Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.
 .    We cannot guarantee that we will meet our investment objectives. In particular, we cannot guarantee that we will be able to maintain a $1.00 per share net asset value.
 .    We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.
 .    Share prices -- and therefore the value of your investment -- will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.
 .    Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.
 .    An investment in a single Fund, by itself, does not constitute a complete investment plan.
 .    The Fund may invest a portion of its assets in U.S. Government obligations.
     It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Fund itself.
 .    The Fund may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

What follows is a general list of the types of risks (some of which are described above) of investing in the Fund and a table showing some of the additional investment practices that the Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk -- The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk -- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

Year 2000 Risk--The Fund's principal service providers have advised the Fund that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Fund invests also could be adversely impacted by the Year 2000 issue, especially foreign entities, which may be less prepared for the Year 2000. The extent of such impact cannot be predicted.

Investment Practice/Risk

The following table lists some of the additional investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for the Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for the Fund remains within the parameters of its objective.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary of the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks of the Fund.

General Investment Risks
--------------------------------------------------------------------------------

=========================================================================
INVESTMENT PRACTICE:                              RISK:
=========================================================================
FLOATING AND VARIABLE RATE DEBT
Instruments with interest rates that are          Interest Rate and
adjusted either on a schedule or when an          Credit Risk
index or benchmark changes.
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A transaction in which the seller of a            Credit and
security agrees to buy back a security            Counter-Party Risk
at an agreed upon time and price, usually
with interest.
-------------------------------------------------------------------------
OTHER MUTUAL FUNDS
The temporary investment in shares of             Market Risk
another mutual fund. A pro rata portion
of the other fund's expenses, in addition
to the expenses paid by the Fund, will be
borne by Fund shareholders.
-------------------------------------------------------------------------
FOREIGN OBLIGATIONS
Dollar-denominated debt obligations of            Information, Political,
foreign branches of U.S. banks or U.S.            Regulatory, Diplomatic,
branches of foreign banks.                        Liquidity and Currency
                                                  Risk
-------------------------------------------------------------------------
BORROWING POLICIES
The ability to borrow an equivalent of            Leverage Risk
10% of total assets from banks for
temporary purposes to meet shareholder
redemptions.
-------------------------------------------------------------------------
ILLIQUID SECURITIES
A security that cannot be readily sold,           Liquidity Risk
or cannot be readily sold without negatively
affecting its fair price. Limited to 15% of
total assets for the Fund.
-------------------------------------------------------------------------

Organization and Management of the Fund

A number of different entities provide services to the Fund. This section shows how the Fund is organized, the entities that perform different services, and how they are compensated. Further information is available in the Statement of Additional Information for the Fund.

The Fund is one of over 30 Funds of Stagecoach Funds, an open-end management investment company. Stagecoach was organized on September 9, 1991, as a Maryland Corporation.

The Board of Directors of Stagecoach supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders, it may make a change in one of these companies.


  ---------------------------------------------------------------------------
                              BOARD OF DIRECTORS
  ---------------------------------------------------------------------------
                       Supervises the Fund's activities
  ---------------------------------------------------------------------------

  ---------------------------------------------------------------------------
       INVESTMENT ADVISOR                            CUSTODIAN
  ---------------------------------------------------------------------------
   Wells Fargo Bank, N.A.               Wells Fargo Bank, N.A.
   525 Market St., San Francisco, CA    525 Market St., San Francisco, CA
   Manages the Fund's investment        Provides safekeeping for the
   activities                           Fund's assets
  ---------------------------------------------------------------------------

  ---------------------------------------------------------------------------
                            INVESTMENT SUB-ADVISOR
  ---------------------------------------------------------------------------
                     Wells Capital Management Incorporated
                                525 Market St.
                               San Francisco, CA
                         Manages the Fund's investment
                                  activities
  ---------------------------------------------------------------------------

  ---------------------------------------------------------------------------

                                                                SHAREHOLDER
                                              TRANSFER           SERVICING
   DISTRIBUTOR         ADMINISTRATOR            AGENT              AGENTS
  ---------------------------------------------------------------------------

  Stephens Inc.     Wells Fargo Bank, N.A.  BFDS, Inc.         Various Agents
  111 Center St.    525 Market St.          Two Heritage Dr.
  Little Rock, AR   San Francisco, CA       Quincy, MA
  Markets the Fund  Manages the             Maintains records  Provide
  and distributes   Fund's business         of shares and      services to
  shares            activities              supervises the     customers
                                            paying of
                                            dividends
 ---------------------------------------------------------------------------

 ---------------------------------------------------------------------------
                  FINANCIAL SERVICES FIRMS AND SELLING AGENTS
 ---------------------------------------------------------------------------
     Advise current and prospective shareholders on their Fund investments
 ---------------------------------------------------------------------------

 ---------------------------------------------------------------------------
                                 SHAREHOLDERS
 ---------------------------------------------------------------------------

In the following sections, the percentages shown are the percentages of the average daily net assets of the Fund paid on an annual basis for the services described.

The Investment Advisor
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for the Fund. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly-owned subsidiary of Wells Fargo & Company, a national bank holding company. As of [______ __, 1999,] Wells Fargo Bank and its affiliates managed over [$___] billion in assets. For these services, the Fund paid Wells Fargo Bank a fee of up to [____%] of its average net assets.

The Investment Sub-Advisor
Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of Wells Fargo Bank, is the sub-advisor for the Fund. As of [May 1, 1999], WCM provided investment advice for assets aggregating in excess of [$32 billion]. For providing sub-advisory services to the Fund, WCM is entitled to receive from Wells Fargo Bank .05% of the Fund's assets up to the first $960 million and .04% of all assets above $960 million. WCM is entitled to receive from Wells Fargo Bank a minimum annual sub-advisory fee of $120,000. This minimum annual fee payable to WCM does not affect the advisory fee paid by the Fund to Wells Fargo Bank.

The Administrator
Wells Fargo Bank provides the Fund with administration services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Company's Directors and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct the Fund's business, and compensates the Company's Directors.

Shareholder Servicing Plan
We have a shareholder servicing plan for the Fund which includes agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, shareholder servicing agents are entitled to receive a fee of up to .20% of its average net assets.

Your Account

This section tells you how to buy, sell or exchange shares of the Fund.

You may invest in the Fund if you maintain a qualified account with the Trust division of an Institution. Typically, shares of the Fund are bought and held on your behalf by the Institution through which you are investing. Check with your customer account representative or your Customer Account agreement for the rules governing your investment.

Important Information:
 .    Read this Prospectus carefully. Discuss any questions you have with your
     Institution. You may also ask for copies of the Statement of Additional Information and Annual Report. Copies are available free of charge from your Institution or by calling 1-800-260-5969.
 .    We process requests to buy or sell shares each business day. The Fund is open Monday through Friday and is closed on weekends and federal bank holidays.
 .    On any day the trading markets for both U.S. government securities and money market instruments close early, the Funds will close early. On these days, the NAV calculation time discussed below may be earlier than 12:00 noon. On days when the Fund is closed, NAV will not be calculated.
 .    Requests we receive from an Institution in proper form before 12:00 noon
     (Pacific time) for the Fund generally are processed at 12:00 noon on the same day.
 .    Requests we receive after 12:00 noon are deemed to be received and are processed the next business day at the applicable Net Asset Value (NAV) per share.
 .    Payment for shares may be made by Institutions in funds immediately available to us no later than 12:00 noon (Pacific time) on the same business day as the purchase order is processed. If payment is not received on the same business day, the order will be cancelled and the Institution will be responsible for any loss. Check with your Institution regarding fees which may be assessed under these circumstances.
 .    We reserve the right to cancel any purchase order or delay redemption if your check does not clear. We may also reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check have been collected.
 .    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is the NAV next determined after a request has been received in proper form.
 .    We determine the NAV of the Fund's shares by subtracting the Fund liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that Fund. The Fund uses the amortized cost method to value portfolio securities pursuant to Rule 2a-7 under the Investment Company Act of 1940. See the Statement of Additional Information for further information.


Minimum Investment:
 .    The Fund has no minimum initial or subsequent investment requirement.
 .    Check with your Institution regarding certain minimum account requirements it may impose.


How to Buy Shares
You can open a Fund account and buy Fund shares through an Institution through which you have established a Customer Account. Investors interested in purchasing shares of the Funds should contact an account representative at their Institution and should understand the following:

 .    Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;
 .    Institutions are usually the holders of record of Institutional shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

 .    Institutions are responsible for transmitting their customers' purchase orders to the Funds and for delivering required payment to the Fund on a timely basis;
 .    The exercise of voting rights and the delivery of shareholder communications from the Fund is governed by the terms of the Customer Account involved; and
 .    Institutions may charge their customers account fees and may receive fees from us with respect to investments their customers have made with the Fund. See "Organization and Management of the Fund" for further details about these fees.


How to Sell Shares
Shares of the Fund must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

General Notes for Selling Shares
 .    The Institution is responsible for communicating redemptive requests to the
     Fund and crediting its customers accounts with redemption proceeds in a timely manner.
 .    We process requests we receive in proper form before 12:00 noon (Pacific time) on any business day for the Fund at the NAV determined as of 12:00 noon on the same business day.
 .    Redemption proceeds are usually wired to the redeeming Institution the following business day.
 .    Requests we receive after the above specified times are deemed to be received and are processed the next business day at the applicable NAV.
 .    We reserve the right to delay payment of a redemption for up to 15 days so that we may be reasonably certain that investments made by check have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.
 .    Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits it may be to the detriment of existing shareholders. Therefore, we may pay the redemption in part or in whole in securities of equal value.

Defensive Rule 12b-1 Plan
The Fund has entered into a "defensive" Distribution Plan under Rule 12b-1 of the 1940 Act (the "Plan"). The Plan reflects that, to the extent any fees paid pursuant to the Shareholder Servicing Plan are deemed to be "primarily intended to result in the sale of shares" of the Fund. Such fees are approved pursuant to the Plan. The Plan will not result in any separate payment of fees by the Fund.


Exchanges

Exchanges between Stagecoach Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .    You should carefully read the Prospectus for the Fund into which you wish to exchange.
 .    Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.
 .    If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.
 .    Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.
 .    In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.

Additional Services and Other Information

Dividend and Capital Gains Distributions
We declare dividends, if any, daily and pay them monthly. You earn dividends from the day your purchase of shares is effected and you continue to earn them until the day before your shares are redeemed. Capital gains, if any, are distributed at least annually.

Automatic Programs:
These programs help you conveniently purchase or redeem shares each month:

 .    AutoSaver Plan - you need only specify an amount of at least $100 and a day of the month. We will automatically transfer that amount from your linked bank account each month to purchase additional shares. We will transfer the amount on or about the day you specify, or on or about the 20th of each month if you have not specified a day. Please call Investor Services at 1-800-222-8222 if you wish to change or add linked accounts.
 .    Automatic Clearing House Option - Deposits your dividends and capital gains into any bank account you link to your Fund account if it is part of the
     ACH system. If your specified bank account is closed, we will reinvest your distributions.
 .    Check Payment Option - Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.
 .    Automatic Reinvestment Option - Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another plan.

Taxes

The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Funds and you as a shareholder. It is not intended as substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

We will pass on to you net investment income and net short-term capital gains earned by a Fund as dividend distributions. In general, these are taxable to you as ordinary income. However, dividends distributed by the California Tax-Free Money Market Trust, which are attributable to the Fund's net interest income from tax-exempt securities will not be subject to federal income tax.

We will pass on to you any net capital gains earned by a Fund as capital gain distributions. In general, these distributions will be taxable to you as long-term capital gains, which may qualify for taxation at preferential rates in the hands of non-corporate shareholders. However, distributions declared in October, November and December and distributed by the following January will be taxable as if they were paid on December 31 of the year in which they were declared. We will notify you annually as to the status of your Fund distributions.

If you buy shares of a Fund shortly before it distributes its annual gains, your distribution from the Fund will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund that holds appreciated securities in its portfolio, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. Some of the Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding taxes.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund Shares.

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your financial adviser.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

Annual and Semi-Annual Report
A document that provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day
Any day the Fund is open. The Fund is open Monday through Friday and is closed on weekends and federal bank holidays.

Commercial Paper
Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Debt Securities
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Institution
An affiliate, franchise or correspondent bank of Wells Fargo & Company and other institutions.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the Investment Company Act of 1940, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Net Asset Value (NAV)
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated separately for each class of the Fund, and is determined as of 12:00 noon (Pacific time).

Options
An option is the right to buy or sell a security based on an agreed upon price for at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Weighted-Average Maturity
The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

BACK COVER

STAGECOACH FUNDS(TM)

You may wish to review the following documents:

Statement of Additional Information
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report
provides certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

These documents are available free of charge:

Call 1-800-260-5969, or

Write to:
Stagecoach Funds
PO Box 7066
San Francisco, CA  94120-7066

Visit the SEC's web site:
http://www.sec.gov, or

Request copies for a fee by writing to:
SEC Public Reference Room, Washington, DC  20549-6009
(call:  1-800-SEC-0330 for details)

ICA No. 811-6419            NOT FDIC INSURED -             SC CTFMMT (8/99)
                            NO BANK GUARANTEE -
                               MAY LOSE VALUE

                                                            AUGUST 1, 1999

          FRONT COVER


                Stagecoach
                   Money Market Funds
                Prospectus


                      Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

                      These securities have not been approved
                      or disapproved by the U.S. Securities and
                      Exchange Commission ("SEC"), any state
Prime Money Market    securities commission or any other
      Fund            regulatory authority, nor have any of these
                      authorities passed upon the accuracy or
Treasury Plus Money   adequacy of this Prospectus.  Any
   Market Fund        representation to the contrary is a
                      criminal offense.


                      Fund shares are NOT deposits of Wells Fargo
Service Class         Bank, N.A. ("Wells Fargo Bank") or any of its
                      affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation
                      ("FDIC") or any other governmental agency.
                      AN INVESTMENT IN A FUND INVOLVES
                      CERTAIN RISKS, INCLUDING POSSIBLE
                      LOSS OF PRINCIPAL.

          INSIDE FRONT COVER

Table of Contents

Overview

This section contains                 Objectives and Principal
important summary                      Strategies
information about the                 Important Risks
Funds.                                Performance History
                                      Summary of Expenses

--------------------------------------------------------------------------------

The Funds

This section contains                 Prime Money Market Fund
important information                 Treasury Plus Money Market Fund
about the individual                  General Investment Risks
Funds.                                Organization and Management of the Funds

--------------------------------------------------------------------------------

Your Account

Turn to this section for
information on how to                 Your Account
open and maintain                     How to Buy Shares
your account, including               How to Sell Shares
how to buy, sell and                  Exchanges
exchange Fund shares.                 Additional Services and
                                       Other Information

--------------------------------------------------------------------------------

Glossary

                          MONEY MARKET FUNDS OVERVIEW


Prime Money Market Fund

Objective
Seeks to provide investors with maximized current income to the extent consistent with preservation of capital and maintenance of liquidity.

Principal Strategy

We invest in a broad range of U.S. dollar-denominated, high quality money market instruments, including debt obligations as well as certain other investment such as repurchase agreements.

Treasury Plus Money Market Fund

Objective
Seeks to provide investors with current income and stability of principal.

Principal Strategy
We invest in obligations issued or guaranteed by the U.S. Treasury as well as notes, repurchase agreements and other instruments collateralized or secured by Treasury obligations.

SUMMARY OF IMPORTANT RISKS

 This section summarizes important risks that are common to all of the Funds described in this Prospectus, and important risks that relate specifically to particular Funds. Both are important to your investment choice. Additional information about these and other risks is included in the individual Fund descriptions later in this Prospectus and under "General Investment Risks" beginning on page __. An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the FDIC or any other government agency.

  The Funds invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the securities have adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment.

  Although each of the Funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance it will be able to do so.

_____________________________________

     Prime Money Market Fund




                              [BAR CHART]



             ----------------------------------------------


             ----------------------------------------------

                                [TABLE]

             ----------------------------------------------

-------------------------------------------------

     Treasury Plus Money Market Fund




                              [BAR CHART]



             ----------------------------------------------


             ----------------------------------------------

                                [TABLE]

             ----------------------------------------------

Summary of Expenses

Shareholder Fees
These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.


-------------------------------------------------------
                                                All
                                                Funds
-------------------------------------------------------
  Minimum sales charge (load)
   imposed on purchases (as a percentage of
   offering price)                              None
-------------------------------------------------------
  Maximum deferred sales charge (load)
   (as a percentage of purchase                 None
-------------------------------------------------------




Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

-----------------------------------------------------------------------
                             Prime Money Market    Treasury Plus Money
                                    Fund               Market Fund
-----------------------------------------------------------------------
  Management Fees
-----------------------------------------------------------------------
  Distribution (12b-1)
  Fees
-----------------------------------------------------------------------
  Other Expenses
-----------------------------------------------------------------------
  TOTAL ANNUAL
   FUND OPERATING
   EXPENSES/1/
-----------------------------------------------------------------------

/1/ The actual expenses incurred by the Funds will be lower than the contract amounts shown above as a result of voluntary fee waivers. The Funds' actual expenses after waivers are currently as follows: Prime Money Market Fund __%, and Treasury Plus Money Market Fund __%. Fee waivers are voluntary and may be discontinued or modified at any time.

Example of Expenses
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:


-----------------------------------------------------------
                              Prime            Treasury
                              Money           Plus Money
                              Market            Market
                              Fund               Fund
-----------------------------------------------------------
 1 YEAR
-----------------------------------------------------------
 3 YEARS
-----------------------------------------------------------
 5 YEARS
-----------------------------------------------------------
 10 YEARS
-----------------------------------------------------------




You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of the periods shown:

-----------------------------------------------------------
                              Prime            Treasury
                              Money           Plus Money
                              Market            Market
                              Fund               Fund
-----------------------------------------------------------
 1 YEAR
-----------------------------------------------------------
 3 YEARS
-----------------------------------------------------------
 5 YEARS
-----------------------------------------------------------
 10 YEARS
-----------------------------------------------------------

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund. Words appearing in italicized print and highlighted are defined in the Glossary.

Important information you should look for:

Investment Objective and Investment Policies
What is each Fund trying to achieve? How do we intend to invest your money? What makes a fund different from the other Funds offered in this Prospectus?

Permitted Investments
A summary of each Fund's key permitted investments and practices.

Important Risk Factors
What are key risk factors for each Fund? This will include the factors described in "General Investment Risks" together with any special risk factors for the Funds.

Financial Highlights
Provides important financial information about each Fund.

Prime Money Market Fund

Investment Objective
The Prime Money Market Fund seeks to provide investors with maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

Investment Policies
We pursue this objective by actively managing a portfolio consisting of a broad range of U.S. dollar-denominated, high quality money market instruments, including debt obligations with remaining maturities of 397 days (13 months) or less. We maintain an overall dollar-weighted average maturity of 90 days or less. We may also make certain other investments including, for example, repurchase agreements.

Permitted Investments
 .    U.S. Government obligations;
 .    commercial paper rated at the date of purchase as "P-1" by Moody's or "A-
     1+" or "A-1" by S&P;
 .    negotiable certificates of de posits and banker's acceptances;
 .    repurchase agreements;
 .    short-term, U.S. dollar-denominated debt of U.S. branches of foreign banks;
     and
 .    shares of other money market funds.

Important Risk Factors
You should consider both the "General Investment Risks" beginning on page ___ and the specific risks listed below. They are both important to your investment choice.

There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.


PRIME MONEY MARKET FUND (1)                                 FINANCIAL HIGHLIGHTS
Service Class
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                        SIX MONTHS
                               YEAR ENDED  YEAR ENDED       ENDED  YEAR ENDED
                                 MARCH 31,   MARCH 31,   MARCH 31,   SEPT. 30,
                                      1999        1998    1997 (2)        1996

------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                          $1.00       $1.00       $1.00       $1.00
                                ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                            0.05        0.05        0.03        0.05
  Net realized gain (loss)
    on investments                    0.00        0.00        0.00        0.00
                                ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                          0.05        0.05        0.03        0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                (0.05)      (0.05)      (0.03)      (0.05)
  Distributions from net
    realized gain                     0.00        0.00        0.00        0.00
                                ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS             (0.05)      (0.05)      (0.03)      (0.05)
                                ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                             $1.00       $1.00       $1.00       $1.00
                                ----------  ----------  ----------  ----------
                                ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                         5.10%       5.37%       2.54%       5.19%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $1,114,456    $653,693    $626,105    $740,760
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets                0.45%       0.45%       0.45%       0.45%
  Ratio of net investment
    income to average net
    assets                            4.93%       5.24%       5.04%       5.14%
------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                            0.68%       0.65%       0.60%       0.62%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                            4.70%       5.04%       4.89%       4.97%
------------------------------------------------------------------------------

(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2) THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31. The accompanying notes are an integral part of these financial statements.



--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                                                                     SIX MONTHS
                                                                         YEAR ENDED       ENDED
                                                                          SEPT. 30,   SEPT. 30,
                                                                               1995    1994 (3), (5)

-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $1.00       $1.00
                                                                         ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                 0.05        0.02
  Net realized gain (loss) on investments                                      0.00        0.00
                                                                         ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                               0.05        0.02
LESS DISTRIBUTIONS:
  Dividends from net investment income                                        (0.05)      (0.02)
  Distributions from net realized gain                                         0.00        0.00
                                                                         ----------  ----------
TOTAL FROM DISTRIBUTIONS                                                      (0.05)      (0.02)
                                                                         ----------  ----------
NET ASSET VALUE, END OF PERIOD                                                $1.00       $1.00
                                                                         ----------  ----------
                                                                         ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                                  5.60%       3.71%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                         $614,101    $565,305
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                                      0.41%       0.41%
  Ratio of net investment income to average net assets                         5.47%       3.67%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees and
  reimbursed expenses                                                          0.68%       0.89%
Ratio of net investment income (loss) to average net assets prior to
  waived fees and reimbursed expenses                                          5.20%       3.19%
-----------------------------------------------------------------------------------------------

**  ANNUALIZED
(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
The accompanying notes are an integral part of these financial statements.

Treasury Plus Money Market Fund

Investment Objective
The Treasury Plus Money Market Fund seeks to provide investors with current income and stability of principal.

Investment Policies
We actively manage a portfolio composed of obligations issued or guaranteed by the U.S. Treasury. We also invest in notes, repurchase agreements and other instruments collateralized or secured by Treasury obligations. We buy obligations with remaining maturities of 397 days (13 months) or less. We maintain an overall dollar-weighted average maturity of 90 days or less.

Permitted Investments
Under normal market conditions, we invest:

 .    in U.S. Treasury obligations; and
 .    in repurchase agreements collateralized by U.S. Treasury obligations;

As a temporary defensive measure, or to maintain liquidity, we may invest in shares of other money market funds that have similar investment objectives.

Important Risk Factors
You should consider both the "General Investment Risks" listed on page __ and the specific risks listed below. They are both important to your investment choice.

There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Generally, short-term funds to not earn as high a level of income as funds that invest in longer-term instruments. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund's portfolio to fluctuate. Income from repurchase agreements is not generally exempt from state or local taxes.

TREASURY PLUS MONEY MARKET FUND                             FINANCIAL HIGHLIGHTS
Service Class
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                         YEAR ENDED  YEAR ENDED
                                                                          MARCH 31,   MARCH 31,
                                                                               1999        1998
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $1.00       $1.00
                                                                         ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                 0.05        0.05
  Net realized gain (loss) on investments                                      0.00        0.00
                                                                         ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                               0.05        0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                                        (0.05)      (0.05)
  Distributions from net realized gain                                         0.00        0.00
                                                                         ----------  ----------
TOTAL FROM DISTRIBUTIONS                                                      (0.05)      (0.05)
                                                                         ----------  ----------
NET ASSET VALUE, END OF PERIOD                                                $1.00       $1.00
                                                                         ----------  ----------
                                                                         ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                                  4.83%       5.20%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                         $447,886    $367,111
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                                      0.45%       0.45%
  Ratio of net investment income to average net assets                         4.70%       5.07%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees and
  reimbursed expenses                                                          0.70%       0.65%
Ratio of net investment income (loss) to average net assets prior to
  waived fees and reimbursed expenses                                          4.45%       4.87%
-----------------------------------------------------------------------------------------------

**  ANNUALIZED
(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3) THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.



--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                              SIX MONTHS                          SIX MONTHS
                                   ENDED  YEAR ENDED  YEAR ENDED       ENDED
                               MARCH 31,   SEPT. 30,   SEPT. 30,   SEPT. 30,
                                1997 (2)        1996        1995    1994 (3)

----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.02        0.05        0.05        0.02
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.02        0.05        0.05        0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.02)      (0.05)      (0.05)      (0.02)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.02)      (0.05)      (0.05)      (0.02)
                              ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                       2.47%       5.03%       5.42%       3.75%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $483,401  $1,340,325  $1,001,707    $690,630
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets              0.45%       0.45%       0.42%       0.43%
  Ratio of net investment
    income to average net
    assets                          4.91%       4.98%       5.32%       3.72%
----------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                          0.61%       0.60%       0.66%       0.90%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                          4.75%       4.83%       5.08%       3.25%

General Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Stagecoach Funds. Certain common risks are identified in the "Summary of Important Risks" on page ___. Other risks of mutual fund investing include the following:

 .  Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.
 . We cannot guarantee that we will meet our investment objectives. In particular, we cannot guarantee that we will be able to maintain a $1.00 per share net asset value.
 . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.
 . Share prices -- and therefore the value of your investment -- will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.
 .  Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.
 .  An investment in a single Fund, by itself, does not constitute a complete investment plan.
 . The Funds may invest a portion of their assets in U.S. Government obligations. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Funds themselves.
 . The Funds may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

What follows is a general list of the types of risks (some of which are described above) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk -- The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk -- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

Year 2000 Risk--The Funds' principal service providers have advised the Funds that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Fund invests also could be adversely impacted by the Year 2000 issue, especially foreign entities, which may be less prepared for the Year 2000. The extent of such impact cannot be predicted.

Investment Practice/Risk

The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for each Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its objective.

Remember, each Fund is designed to meet different investment needs and objectives.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

--------------------------------------------------------------------------------

                                                           PRIMARY      TREASURY
================================================================================
INVESTMENT PRACTICES:           RISK:
================================================================================
FLOATING AND VARIABLE
RATE DEBT
Instruments with interest       Interest Rate and             .            .
rates that are adjusted         Credit Risk
either on a schedule or
when an index or benchmark
changes.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A transaction in which          Credit, Leverage and          .            .
the seller of a security        Counter-Party Risk
agrees to buy back a
security at an agreed upon
time and price, usually
with interest.
--------------------------------------------------------------------------------
OTHER MUTUAL FUNDS
The temporary investment        Market Risk                   .            .
in shares of another money
market fund. A pro rata
portion of the other fund's
expenses, in addition to the
expenses paid by the Fund,
will be borne by Fund
shareholders.
--------------------------------------------------------------------------------
FOREIGN OBLIGATIONS
Dollar-denominated debt          Information, Liquidity        .            .
obligations of foreign          Political, Regulatory, and
branches of U.S. banks          Diplomatic Risk
or U.S. branches of
foreign banks.
--------------------------------------------------------------------------------
LOANS OF PORTFOLIO SECURITIES
The practice of loaning         Credit, Leverage and                       .
securities to brokers,          Counter-Party Risk
dealers and financial
institutions to increase
return on those securities.
Loans may be made in accordance
with existing investment
redemptions.
--------------------------------------------------------------------------------
BORROWING POLICIES
The ability to borrow an        Leverage Risk                 .            .
equivalent of 20% of assets
from banks for temporary
purposes to meet shareholder
redemption.
--------------------------------------------------------------------------------
ILLIQUID SECURITIES
A security that cannot be       Liquidity Risk                .            .
readily sold, or cannot be
readily sold without
negatively affecting its
fair price. Illiquid
securities are limited
to 10% of assets for
each Fund.
--------------------------------------------------------------------------------

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, the entities that perform different services, and how they are compensated. Further information is available in the Statement of Additional Information for the Funds.

Each Fund is one of over 30 Funds of Stagecoach Funds, an open-end management investment company. Stagecoach was organized on September 9, 1991, as a Maryland Corporation.

The Board of Directors of Stagecoach supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders, it may make a change in one of these companies.


 -------------------------------------------------------------------------------
                              BOARD OF DIRECTORS
 -------------------------------------------------------------------------------
                       Supervises the Funds' activities
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
          INVESTMENT ADVISOR                           CUSTODIAN
 -------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                   Wells Fargo Bank, N.A.
  525 Market St., San Francisco, CA        525 Market St., San Francisco, CA
  Manages the Funds' investment            Provides safekeeping for the Funds'
  activities                               assets
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
                            INVESTMENT SUB-ADVISOR
 -------------------------------------------------------------------------------
               Wells Capital Management Incorporated 525 Market
                             St. San Francisco, CA
                              Manages the Funds'
                             investment activities
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                                  SHAREHOLDER
                                                  TRANSFER         SERVICING
      DISTRIBUTOR           ADMINISTRATOR           AGENT            AGENTS
 -------------------------------------------------------------------------------

  Stephens Inc.       Wells Fargo Bank, N.A.  BFDS, Inc.          Various Agents
  111 Center St.      525 Market St.          Two Heritage Dr.
  Little Rock, AR     San Francisco, CA       Quincy, MA
  Markets the Funds   Manages the             Maintains records   Provide
  and distributes     Funds' business         of shares and       services to
  shares              activities              supervises the      customers
                                              paying of dividends
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
                  FINANCIAL SERVICES FIRMS AND SELLING AGENTS
 -------------------------------------------------------------------------------
     Advise current and prospective shareholders on their Fund investments
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
                                 SHAREHOLDERS
 -------------------------------------------------------------------------------

In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund paid on an annual basis for the services described.

The Investment Advisor
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly-owned subsidiary of Wells Fargo & Company, a national bank holding company. As of [______ __, 1999,] Wells Fargo Bank and its affiliates managed over [$___] billion in assets. The Funds paid Wells Fargo Bank the following for advisory services (after fee waivers) for the last fiscal year:

----------------------------------------------------------- --------- ---- ----
 Prime Money Market Fund                                     [___%]
----------------------------------------------------------- --------- ---- ----
 Treasury Plus Money Market Fund                             [___%]
----------------------------------------------------------- --------- ---- ----


The Sub-Advisor
Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of Wells Fargo Bank, is the sub-advisor for each of the Funds. As of [___ __, 1999], WCM provided investment advice for assets aggregating in excess of [$___ billion]. For providing sub-advisory services to the Funds, WCM is entitled to receive from Wells Fargo Bank .05% of each Fund's assets up to the first $960 million and .04% of all assets above $960 million. WCM is entitled to receive from Wells Fargo Bank a minimum annual sub-advisory fee of $120,000. This minimum annual fee payable to WCM does not affect the advisory fee paid by the Funds to Wells Fargo Bank.

The Administrator
Wells Fargo Bank provides the Funds with administration services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Company's Directors and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct each Fund's business, and compensates the Company's Directors.

Shareholder Servicing Plan
We have a shareholder servicing plans for Service Class shares. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, shareholder servicing agents are entitled to receive .20% of the average annual net assets of each Fund.

Your Account

This section tells you how to open a Fund account and how to buy, sell or exchange Fund shares once your Fund account is open.

Typically, Service Class shares are bought and held on your behalf by the Institution through which you are investing. Check with your customer account representative or your Customer Account agreement for the rules governing your investment.

Minimum Investments:
 .    Minimum, initial investment amounts are determined by your Customer Account agreement with your Institution, and are generally:
     .   $150,000 minimum initial investment per Fund; and
     .   $25,000 minimum additional investment per Fund.

Important Information:
 .    Read this Prospectus carefully. Discuss any questions you have with your
     Institution. You may also ask for copies of the Statement of Additional Information and Annual Report. Copies are available free of charge from your Institution or by calling 1-800-260-5969.
 .    We process requests to buy or sell shares each business day. The Funds are open Monday through Friday and are closed on weekends and federal bank holidays.
 .    We determine the NAV of each share of the Prime and the Treasury Plus Money
     Market Funds at 2:00 p.m. (Pacific time). Purchase and redemption requests received in proper form by 2:00 p.m. (Pacific time), or at such other cut-off to be established by your Institution, are processed on that business day.
 .    Requests we receive after the above-specified times for each Fund are deemed to be received and are processed the next business day at the applicable Net Asset Value (NAV).
 .    Payment for shares may be made by Institutions in funds immediately available to us no later than [1:00 p.m.] (Pacific time) on the same business day as the purchase order is processed. If payment is not received on the same business day, the order will be cancelled and the Institution will be responsible for any loss.
 .    We reserve the right to cancel any purchase order or delay redemption if your check does not clear. We may also reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check have been collected.
 .    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is the NAV next determined after a request has been received in proper form.
 .    We determine the NAV of each Fund's shares by subtracting the Fund liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that Fund. The Funds use the amortized cost method to value portfolio securities pursuant to Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further information.
 .    On any day the trading markets for both U.S. government securities and money market instruments close early, the Funds will close early.

How to Buy Shares
You can open a Fund account and buy Fund shares through an Institution through which you have established a Customer Account. Investors interested in purchasing Institutional shares of the Funds should contact an account representative at their Institution and should understand the following:

 .    Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;
 .    Institutions are usually the holders of record of Institutional shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;
 .    Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

 .    The exercise of voting rights and the delivery of shareholder communications from the Funds is governed by the terms of the Customer Account involved; and
 .    Institutions may charge their customers account fees and may receive fees from us with respect to investments their customers have made with the Funds. See "Organization and Management of the Funds" for further details about these fees.

How to Sell Shares
Service shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

General Notes for Selling Shares
 .    Redemption proceeds are usually wired to the redeeming Institution the following business day.
 .    Requests we receive after the above specified times are deemed to be received and are processed the next business day at the applicable NAV.
 .    We reserve the right to delay payment of a redemption for up to 15 days so that we may be reasonably certain that investments made by check have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.
 .    Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits it may be to the detriment of existing shareholders. Therefore, we may pay the redemption in part or in whole in securities of equal value.

Exchanges

Exchanges between Stagecoach Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .    You should carefully read the Prospectus for the Fund into which you wish to exchange.
 .    Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.
 .    If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first
     purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.
 .    Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.
 .    In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.
 .    Service Class shares may be exchanged for other Service Class shares, or for Class A shares in certain qualified accounts. Contact your account representative for further details.

Additional Services and Other Information


Dividend and Capital Gain Distributions
Distributions paid by a Fund are automatically reinvested to purchase new shares of the Fund. The new shares are purchased at NAV, generally on the day distributions are paid.


Taxes

The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Funds and you as a shareholder. It is not intended as substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

We will pass on to you net investment income and net short-term capital gains earned by a Fund as dividend distributions. In general, these are taxable to you as ordinary income.

We will pass on to you any net capital gains earned by a Fund as capital gain distributions. In general, these distributions will be taxable to you as long-term capital gains, which may qualify for taxation at preferential rates in the hands of non-corporate shareholders. However, distributions declared in October, November and December and distributed by the following January will be taxable as if they were paid on December 31 of the year in which they were declared. We will notify you annually as to the status of your Fund distributions.

If you buy shares of a Fund shortly before it distributes its annual gains, your distribution from the Fund will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund that holds appreciated securities in its portfolio, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. Some of the Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding taxes.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund Shares.

Glossary

We provide the following definitions to assist you in reading this prospectus. For a more complete understanding of these terms you should consult your financial adviser.


Annual and Semi-Annual Report
A document that provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day
Any day the Fund is open. The Fund is generally open Monday through Friday and closed on weekends and federal bank holidays

Capital Appreciation
The increase in the value of a security.

Commercial Paper
Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "Total Return."

Debt Securities
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Institution
An affiliate, franchise or correspondent bank of Wells Fargo & Company and other institutions.

Investment-Grade Debt
A type of bond rated in the top four investment categories by a nationally recognized ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Moody's
A nationally recognized ratings organization.

Net Asset Value (NAV)
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated separately for each Fund, and is determined as of 2:00 p.m. (Pacific time) for the Prime Money Market and Treasury Plus Money Market Funds.

Options
An option is the right to buy or sell a security based on an agreed upon price for at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Preservation of Capital
The attempt by a fund's manager to reduce drops in the net asset value of fund shares in order to preserve the initial investment.

Principal Stability
The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share net asset value. More aggressive funds may not consider principal stability an objective.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

S&P
Standard and Poors, a nationally recognized ratings organization. S&P also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Weighted-Average Maturity
The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

BACK COVER

STAGECOACH FUNDS(TM)

You may wish to review the following documents:

Statement of Additional Information
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report
provides certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

These documents are available free of charge:

Call 1-800-260-5969, or

Write to:
Stagecoach Funds
PO Box 7066
San Francisco, CA  94120-7066

Visit the SEC's web site:
http://www.sec.gov, or

Request copies for a fee by writing to:
SEC Public Reference Room, Washington, DC  20549-6009
(call:  1-800-SEC-0330 for details)

ICA No. 811-6419            NOT FDIC INSURED -            SC SERV (8/99)
                            NO BANK GUARANTEE -
                               MAY LOSE VALUE

                                                              AUGUST 1, 1999

FRONT COVER

      Stagecoach
         Money Market Funds
      Prospectus


                           Please read this Prospectus and keep it for
                           future reference.  It is designed to provide you
                           with important information and to help you
Prime Money                decide if the Fund's goals match your own.
   Market Fund
                           These securities have not been approved or disapproved by the U.S. Securities and Exchange
                           Commission ("SEC"), any state securities commission or any other regulatory authority, nor have any of these authorities passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                           Fund shares are NOT deposits of Wells Fargo
Class A Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency.
                           AN INVESTMENT IN THE FUND INVOLVES
                           CERTAIN RISKS, INCLUDING POSSIBLE
                           LOSS OF PRINCIPAL.

  INSIDE FRONT COVER

  Table of Contents

Overview

This section contains                 Objectives and Principal
important summary                        Strategies
information about the                 Important Risks
Fund.                                 Performance History
                                      Summary of Expenses

-------------------------------------------------------------------------------

The Fund

This section contains                 Prime Money Market Fund
important information                 General Investment Risks
about the Fund.                       Organization and Management of the Fund


-------------------------------------------------------------------------------

Your Account

Turn to this section for              Your Account
information on how to                 How to Buy Shares
open and maintain                     How to Sell Shares
your account, including               Exchanges
how to buy, sell and                  Additional Services and
exchange Fund shares.                    Other Information


-------------------------------------------------------------------------------

Glossary

                  STAGECOACH PRIME MONEY MARKET FUND OVERVIEW


Prime Money Market Fund

Objective
Seeks to provide investors with maximized current income to the extent consistent with preservation of capital and maintenance of liquidity.

Principal Strategy
We invest in a broad range of U.S. dollar denominated, high quality money market instruments, including debt obligations as well as certain other investments such as repurchase agreements.

SUMMARY OF IMPORTANT RISKS

   This section summarizes important risks that are associated with the Fund described in this Prospectus. Additional information about these and other risks is included in the Fund Description later in this Prospectus and under General Investment Risks beginning on page __. An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the FDIC or any other government agency.

   The Fund invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in the Fund, unless the securities have adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment.

   Although the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance it will be able to do so.

PERFORMANCE HISTORY


     Prime Money Market Fund




                              [BAR CHART]



             ----------------------------------------------


             ----------------------------------------------

                                [TABLE]

             ----------------------------------------------

  Summary of Expenses

  Shareholder Fees
  These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ------------------------------------------------------
   Minimum sales charge
   (load)
     imposed on purchases (as
   a percentage of
     offering price)                      None
  ------------------------------------------------------
   Maximum deferred sales
   charge (load)
     (as a percentage of
   purchase price)                        None
  ------------------------------------------------------





  Annual Fund Operating Expenses
  (Expenses that are deducted from fund assets)

  -----------------------------------------

   Management
   Fees
  -----------------------------------------
   Distribution
   (12b-1)Fees
  -----------------------------------------
   Other
   Expenses
  -----------------------------------------
   TOTAL
   ANNUAL
    FUND
   OPERATING
   EXPENSES/1/
  -------------------------------------------

  /1/ The actual expenses incurred by the Fund will be lower than the contract amounts shown above as a result of voluntary fee waivers. The Fund's actual expenses after waivers are currently as follows: __%. Fee waivers are voluntary and may be discontinued or modified at any time.

Example of Expenses
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:


-----------------------------------------
1 YEAR
-----------------------------------------
3 YEARS
-----------------------------------------
5 YEARS
-----------------------------------------
10 YEARS
-----------------------------------------





You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of the periods shown:




-----------------------------------------
1 YEAR
-----------------------------------------
3 YEARS
-----------------------------------------
5 YEARS
-----------------------------------------
10 YEARS
-----------------------------------------

The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund. Words appearing in italicized print and highlighted are defined in the Glossary.

Important information you should look for:

Investment Objective and Investment Policies
What is the Fund trying to achieve? How do we intend to invest your money? What makes a Fund different from the other Funds?

Permitted Investments
A summary of the Fund's key permitted investments and practices.

Important Risk Factors
What are key risk factors for the Fund? This will include the factors described in "General Investment Risks" together with any special risk factors for the Fund.

Financial Highlights
Provides important financial information about the shares of the Fund.

Prime Money Market Fund

Investment Objective
The Prime Money Market Fund seeks to provide investors with maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

Investment Policies
We pursue this objective by actively managing a portfolio consisting of a broad range of U.S. dollar-denominated, high quality money market instruments, including debt obligations with remaining maturities of 397 days (13 months) or less. We maintain an overall dollar-weighted average maturity of 90 days or less. We may also make certain other investments including, for example, repurchase agreements.

Permitted Investments
 .    U.S. Government obligations;
 .    commercial paper rated at the date of purchase as "P-1" by Moody's or
     "A-1+" or "A-1" by S&P;
 .    negotiable certificates of deposits and banker's acceptances;
 .    repurchase agreements;
 .    short-term, U.S. dollar-denominated debt of U.S. branches of foreign banks; and
 .    shares of other money market funds.

Important Risk Factors
You should consider both the General Investment Risks beginning on page ___ and the specific risks listed below. They are both important to your investment choice.

There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.

PRIME MONEY MARKET FUND (1)                                 FINANCIAL HIGHLIGHTS
Class A
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                      SIX MONTHS
                              YEAR ENDED  YEAR ENDED       ENDED  YEAR ENDED
                               MARCH 31,   MARCH 31,   MARCH 31,   SEPT. 30,
                                    1999        1998    1997 (2)    1996 (3)

-----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.05        0.05        0.02        0.05
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.05        0.05        0.02        0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.05)      (0.05)      (0.02)      (0.05)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.05)      (0.05)      (0.02)      (0.05)
                              ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                       4.83%       5.24%       2.49%       5.09%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $577,213    $592,317    $277,044    $264,900
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets              0.72%       0.61%       0.55%       0.55%
  Ratio of net investment
    income to average net
    assets                          4.71%       5.11%       4.95%       5.06%
----------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                          0.78%       0.83%       0.75%       0.68%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                          4.65%       4.89%       4.75%       4.93%
----------------------------------------------------------------------------

(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REOR GANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
The accompanying notes are an integral part of these financial statements.

General Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Stagecoach Funds. Certain common risks are identified in the Summary of Important Risks on page ___. Other risks of mutual fund investing include the following:

 .    Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.
 .    We cannot guarantee that we will meet our investment objectives. In particular, we cannot guarantee that we will be able to maintain a $1.00 per share net asset value.
 .    We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.
 .    Share prices -- and therefore the value of your investment -- will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.
 .    Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.
 .    An investment in a single Fund, by itself, does not constitute a complete investment plan.
 .    The Fund may invest a portion of its assets in U.S. Government obligations.
     It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Fund itself.
 .    The Fund may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

What follows is a general list of the types of risks (some of which are described above) that may apply to Fund and a table showing some of the additional investment practices that a Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk -- The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk -- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase the Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

Year 2000 Risk--The Fund's principal service providers have advised the Fund that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Fund invest also could be adversely impacted by the Year 2000 issue, especially foreign entities, which may be less prepared for the Year 2000. The extent of such impact cannot be predicted.

Investment Practice/Risk

The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for each Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its objective.

Remember, each Fund is designed to meet different investment needs and objectives.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks to the Fund.

General Investment Risks
--------------------------------------------------------------------------------

=========================================================================
INVESTMENT PRACTICE:                              RISK:
=========================================================================
FLOATING AND VARIABLE RATE DEBT
Instruments with interest rates that are          Interest Rate and
adjusted either on a schedule or when an          Credit Risk
index or benchmark changes.
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A transaction in which the seller of a            Credit and
security agrees to buy back a security            Counter-Party Risk
at an agreed upon time and price, usually
with interest.
-------------------------------------------------------------------------
OTHER MUTUAL FUNDS
The temporary investment in shares of             Market Risk
another mutual fund. A pro rata portion
of the other fund's expenses, in addition
to the expenses paid by the Fund, will be
borne by Fund shareholders.
-------------------------------------------------------------------------
FOREIGN OBLIGATIONS
Dollar-denominated debt obligations of            Information, Political,
foreign branches of U.S. banks or U.S.            Regulatory, Diplomatic,
branches of foreign banks.                        Liquidity and Currency
                                                  Risk
-------------------------------------------------------------------------
BORROWING POLICIES
The ability to borrow an equivalent of            Leverage Risk
10% of total assets from banks for
temporary purposes to meet shareholder
redemptions.
-------------------------------------------------------------------------
ILLIQUID SECURITIES
A security that cannot be readily sold,           Liquidity Risk
or cannot be readily sold without negatively
affecting its fair price. Limited to 10% of
total assets for the Fund.
-------------------------------------------------------------------------

Organization and Management of the Fund

A number of different entities provide services to the Fund. This section shows how the Fund is organized, the entities that perform different services, and how it is compensated. Further information is available in the Statement of Additional Information for the Fund.

The Fund is one of over 30 Funds of Stagecoach Funds, an open-end management investment company. Stagecoach was organized on September 9, 1991, as a Maryland Corporation.

The Board of Directors of Stagecoach supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders, it may make a change in one of these companies.


      --------------------------------------------------------------------------
                              BOARD OF DIRECTORS
      --------------------------------------------------------------------------
                       Supervises the Fund's activities
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
        INVESTMENT ADVISOR                             CUSTODIAN
      --------------------------------------------------------------------------
      Wells Fargo Bank, N.A.                Wells Fargo Bank, N.A.
      525 Market St., San Francisco, CA     525 Market St., San Francisco, CA
      Manages the Fund's investment         Provides safekeeping for the Fund's
      activities                            assets
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------
                            INVESTMENT SUB-ADVISOR
     ---------------------------------------------------------------------------
                     Wells Capital Management Incorporated
                                525 Market St.
                               San Francisco, CA
                         Manages the Fund's investment
                                  activities
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------

                                                                            SHAREHOLDER
                                                      TRANSFER               SERVICING
       DISTRIBUTOR          ADMINISTRATOR               AGENT                 AGENTS
      ------------------------------------------------------------------------------------
      Stephens Inc.        Wells Fargo Bank, N.A.  BFDS, Inc.              Various Agents
      111 Center St.       525 Market St.          Two Heritage Dr.
      Little Rock, AR      San Francisco, CA       Quincy, MA
      Markets the Fund     Manages the             Maintains records       Provide
      and distributes      Fund's business         of shares and           services to
      shares               activities              supervises the          customers
                                                   paying of dividends
      ------------------------------------------------------------------------------------

      --------------------------------------------------------------------------
                          FINANCIAL SERVICES FIRMS AND SELLING AGENTS
      --------------------------------------------------------------------------
         Advise current and prospective shareholders on their Fund investments
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
                                 SHAREHOLDERS
      --------------------------------------------------------------------------

In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

The Investment Advisor
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for the Fund. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly-owned subsidiary of Wells Fargo & Company, a national bank holding company. As of [______ __, 1999,] Wells Fargo Bank and its affiliates managed over [$__] billion in assets. For these services, the Fund pays Wells Fargo Bank a fee of up to [___%] of the Fund's average annual net assets.

The Investment Sub-Advisor
Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of Wells Fargo Bank, is the sub-advisor for the Fund. As of [___ _, 1999], WCM provided investment advice for assets aggregating in excess of [$__ billion]. For providing sub-advisory services to the Fund, WCM is entitled to receive from Wells Fargo Bank .05% of each Fund's assets up to the first $960 million and
 .04% of all assets above $960 million. WCM is entitled to receive from Wells Fargo Bank a minimum annual sub-advisory fee of $120,000. This minimum annual fee payable to WCM does not affect the advisory fee paid by the Fund to Wells Fargo Bank.

The Administrator
Wells Fargo Bank provides the Fund with administration services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Company's Directors and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct the Fund's business, and compensates the Company's Directors.

Shareholder Servicing Plan
We have a shareholder servicing plan for the Fund. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, shareholder servicing agents are entitled to receive up to .30% of the Fund's average annual net assets.

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

Pricing Fund Shares:
 .    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.
 .    We determine the Net Asset Value ("NAV") of each class of the Funds' shares each business day. The Fund is generally open Monday through Friday and closed on weekends and federal bank holidays.
 .    On any day the trading markets for both U.S. Government securities and money market instruments close early, the Fund may close early and may value their shares at earlier times under these circumstances.
 .    Any request we receive in proper form before 2:00 p.m. (Pacific time) is processed the same day. Requests we receive after this time will be processed the next business day at the applicable NAV per share.
 .    Requests we receive in proper form for the Prime Money Market Fund before
     12:00 noon (Pacific time) are processed at 12:00 noon on the same day.
 .    Requests we receive in proper form for the Prime Money Market Fund before
     2:00 p.m. (Pacific time) from certain Institutions with certain automated arrangements in place generally are processed at 2:00 p.m. on the same day.
 .    We reserve the right to cancel any purchase order or delay redemption if your check does not clear. We may also reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check have been collected.
 .    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is the NAV next determined after a request has been received in proper form.
 .    We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. The Fund uses the amortized cost method to value portfolio securities pursuant to Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.


You Can Buy Fund Shares:
 .    By opening an account directly with the Fund (simply complete and return a
     Stagecoach Funds application with proper payment);
 .    Through a brokerage account with an approved selling agent; or
 .    Through certain retirement, benefits and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

Minimum Investments:
 .    $1,000 per Fund minimum initial investment; or
 .    $100 per Fund if you use the Systematic Purchase Program; and
 .    $100 per Fund for all investments after your first.

  We may waive the minimum investment for Funds you purchase through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.

How to Buy Shares
The following section explains how you can buy shares directly from Stagecoach Funds. For Funds held through brokerage and other types of accounts, please consult your Selling Agent.



--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
Complete an Account Application.  Be sure to
indicate the Fund name and the share class into
which you intend to invest.  Failure to complete
an application properly may result in a delay in
proceswsing your request.                              Mail to:
-----------------------------------------------------
Enclose a check for at least $1,000 made out in        Stagecoach Funds
the full name and share class of the Fund. For         P.O. Box 8266
example, "Prime Money Market Fund, Class A." Share     Boston, MA  02266-8266
purchases are effected at the NAV next determined
after the Account Application is received and
accepted.
-----------------------------------------------------
You may start your account with $100 if you elect
the Systematic Purchase Plan option on the
application.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
Make a check payable to the full name and share class  Mail to:
of your Fund for at least $100. Be sure to write your  Stagecoach Funds
account number on the check as well.                   P.O. Box 8266
                                                       Boston, MA  02266-8266
-----------------------------------------------------
Enclose the payment stub/card from your statement if
available.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
-----------------------------------------------------
If you do not currently have an account, complete a    Mail to:
Stagecoach Funds application.  You must wire at least  Stagecoach Funds
$1,000.  Be sure to indicate the Fund name and the     P.O. Box 7066
share class into which you intend to invest.           Boston, MA 02266-8266

-----------------------------------------------------
Mail the completed application.                        Fax application to:
-----------------------------------------------------
You may also fax the completed application             1-617-483-5765
(with original to follow).  You must first call
BFDS at 1-800-222-8222 to notify them of an incoming
wire trade.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
-----------------------------------------------------
Instruct your wiring bank to transmit at least $100    Wire to:
according to the instructions given to the right. Be   Stage Coach Funds
sure to have the wiring bank include your current      c/o State Street Bank
account number and the name your account is            & Trust
registered in.                                         Boston, MA

-----------------------------------------------------

                                                       Bank Routing Number:
                                                       ABA 011-000028

                                                       Wire Purchase Account
                                                       Number:  9905-437-1

                                                       Attention:
                                                       Stagecoach Funds (Name
                                                       of Fund and Share Class)

                                                       Account Name:
                                                       (Registration Name
                                                       Indicated on Application)
                                                       -------------------------

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
-----------------------------------------------------
You can only make your first purchase of a Fund by
phone if you already have an existing Stagecoach
Funds Trust Account.                                   Call:
--------------------------------------------------------------------------------
Call Investor Services and instruct the representative 1-800-222-8222 to either:
 .  transfer at least $1,000 from a linked settlement
   account, or
 .  exchange at least $1,000 worth of shares from an
   existing Wells Fargo Fund.  Please see "Exchanges"
   for special rules.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
Call Investor Services and instruct the                Call
representative to either:
 .  transfer at least $100 from a linked settlement     1-800-222-8222
   account, or
 .  exchange at least $100 worth of shares from another
   Wells Fargo Fund.
--------------------------------------------------------------------------------

Selling Shares:
The following section explains how you can sell shares held directly through an account with Stagecoach Funds by mail or telephone. For Fund shares held through brokerage and other types of accounts, please consult your Selling Agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
IF YOU ARE SELLING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
Write a letter stating your account registration, your
account number, the Fund you wish to redeem and the
dollar amount ($100 or more) of the redemption you
wish to receive (or write "Full Redemption").
------------------------------------------------------
Make sure all the account owners sign the request.
------------------------------------------------------
You may request that redemption proceeds be sent to    Mail to:
you by check, by ACH transfer into a bank account,     Stagecoach Funds
or by wire. Please call Investor Services regarding    P.O. Box 8266
requirements for linking bank accounts or for wiring   Boston, MA  02266-8266
funds. We reserve the right to charge a fee for
wiring funds although it is not currently our practice
to do so.
------------------------------------------------------
Signature Guarantees are required for mailed redemption
requests over $5,000. You can get a signature guarantee
at financial institutions such as a bank or brokerage
house. We do not accept notarized signatures.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
Call Investor Services to request a redemption of at least
$100. Be prepared to provide your account number and
Taxpayer Identification Number.
-----------------------------------------------------------
Unless you have instructed us otherwise, only one account
owner needs to call in redemption requests.
-----------------------------------------------------------
You may request that redemption proceeds be sent to you by
check, by transfer into an ACH-linked bank account, or by
wire. Please call Investor Services regarding requirements
for linking bank accounts or for wiring funds. We reserve
the right to charge a fee for wiring funds although it is   Call:
not currently our practice to do so.                        1-800-222-8222
-----------------------------------------------------------
Telephone privileges are automatically made available to
you unless you specifically decline them on your
application or subsequently in writing.
-----------------------------------------------------------
Phone privileges allow us to accept transaction
instructions by anyone representing themselves as the
shareholder and who provides reasonable confirmation of
their identity, such as providing the Taxpayer
Identification Number on the account. We will not be liable
for any losses incurred if we follow telephone instructions
we reasonably believe to be genuine.
-----------------------------------------------------------
Telephone requests are not accepted if the address on your
account was changed by phone in the last 15 days.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------
We determine the NAV of the Fund as of 2:00 p.m. (Pacific time).
--------------------------------------------------------------------------------
Your redemptions are net of any applicable CDSC.
--------------------------------------------------------------------------------
We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times are processed on the same business day.
--------------------------------------------------------------------------------
If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or Systematic Purchase Plan have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.
--------------------------------------------------------------------------------

Exchanges

Exchanges between Stagecoach Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .  You should carefully read the Prospectus for the Fund into which you wish to exchange.
 . If you exchange between a money market fund and a Fund with a sales load, you will buy shares at the Public Offering Price (POP) of the new Fund and a sales load may be assessed.
 . If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.
 .  Any exchange between Fund you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.
 .  Exchanges from any share class to a money market fund can only be re-
   exchanged for the original share class.
 . In order to discourage excessive fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.
 . You may exchange shares of the Funds for Class A, Class B or Class C shares of a non-money market fund.

Additional Services and Other Information

Automatic Programs:
These programs help you conveniently purchase and/or redeem shares each month. Call Investor Services 1-800-222-8222 for more information.

 . Systematic Purchase Plan - With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund you would like to purchase, specify an amount of at least $100, and tell us the day of the month you would like the money invested. If you do not specify a date, we will transfer the money and invest in shares of the Fund you select on or about the 25th day of the month.

 . Systematic Exchange Plan - With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100, and the exchange will take place on or about the 25th of each month. See the "Exchanges" section of this prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

 . Systematic Withdrawal Plan - With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100 and we will sell your shares equal to that amount on or about the 25th of each month. To participate in this program, you:
 .  must have a Fund account valued at $10,000 or more;
 . must have your distributions reinvested; and . may not simultaneously participate in the Systematic Purchase Plan.

It generally takes about ten days to establish a plan once we have received your instructions. It generally takes about five days to change or cancel participation in a plan. We automatically cancel your program if the linked bank account your specified is closed.

Dividend and Capital Gain Distributions
We declare dividends, if any, daily and pay them monthly. You earn dividends from the day your purchase of shares is effected and you continue to earn them until the day before your shares are redeemed. Capital gains, if any, are distributed at least annually.

Automatic Programs:
These programs help you conveniently purchase or redeem shares each month:

 . AutoSaver Plan - you need only specify an amount of at least $100 and a day of the month. We will automatically transfer that amount from your linked bank account each month to purchase additional shares. We will transfer the amount on or about the day you specify, or on or about the 20th of each month if you have not specified a day. Please call Investor Services at 1-800-222-8222 if you wish to change or add linked accounts.
 . Automatic Clearing House Option - Deposits your dividends and capital gains into any bank account you link to your Fund account if it is part of the ACH system. If your specified bank account is closed, we will reinvest your distributions.
 . Check Payment Option - Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.
 . Automatic Reinvestment Option - Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another plan.


Two Things to Keep In Mind About Distributions
Remember, distributions have the effect of reducing the NAV per share by the amount distributed. Also, distributions on new shares shortly after purchase would be in effect a return of capital, although the distribution may still be taxable to you.


Taxes

The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Funds and you as a shareholder. It is not intended as substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

We will pass on to you net investment income and net short-term capital gains earned by a Fund as dividend distributions. In general, these are taxable to you as ordinary income.

We will pass on to you any net capital gains earned by a Fund as capital gain distributions. In general, these distributions will be taxable to you as long-term capital gains, which may qualify for taxation at preferential rates in the hands of non-corporate shareholders. However, distributions declared in October, November and December and distributed by the following January will be taxable as if they were paid on December 31 of the year in which they were declared. We will notify you annually as to the status of your Fund distributions.

If you buy shares of a Fund shortly before it distributes its annual gains, your distribution from the Fund will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund that holds appreciated securities in its portfolio, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. Some of the Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding taxes.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund Shares.

Glossary

We provide the following definitions to assist you in reading this prospectus. For a more complete understanding of these terms you should consult your financial adviser.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

Annual and Semi-Annual Report
A document that provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day
Any day the Fund is open. The Fund is generally open Monday through Friday and closed on weekends and federal bank holidays.

Commercial Paper
Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security
A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

Institution
An affiliate, franchise or correspondent Bank of Welss Fargo & Company and other institutions.

Liquidity
The ability to readily sell a security at a fair price.

Moody's
A nationally recognized ratings organization.

Net Asset Value (NAV)
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated separately for each class of the Fund, and is determined as of 2:00 p.m. (Pacific time).

Options
An option is the right to buy or sell a security based on an agreed upon price for at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Preservation of Capital
The attempt by a Fund's manager to reduce drops in the net asset value of fund shares in order to preserve the initial investment.

Public Offering Price (POP) The NAV with the sales load added.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

S&P
Standard and Poors one of the largest nationally recognized ratings organization. S&P's also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number
Usually the social security number for an individual or the Employer Identification Number for a corporation.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Weighted-Average Maturity
The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

BACK COVER

STAGECOACH FUNDS(TM)

You may wish to review the following documents:

Statement of Additional Information
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report
provides certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

These documents are available free of charge:

Call 1-800-222-8222, or

Write to:
Stagecoach Funds
PO Box 7066
San Francisco, CA  94120-7066

Visit the SEC's web site:
http://www.sec.gov, or

Request copies for a fee by writing to:
SEC Public Reference Room, Washington, DC  20549-6009
(call:  1-800-SEC-0330 for details)

ICA No. 811-6419            NOT FDIC INSURED -            SC PMMF-A (8/99)
                            NO BANK GUARANTEE -
                               MAY LOSE VALUE

                            STAGECOACH FUNDS, INC.
                          Telephone:  1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION
                             Dated August 1, 1999

                     CALIFORNIA TAX-FREE MONEY MARKET FUND
                    CALIFORNIA TAX-FREE MONEY MARKET TRUST
                         GOVERNMENT MONEY MARKET FUND
                               MONEY MARKET FUND
                              MONEY MARKET TRUST
                      NATIONAL TAX-FREE MONEY MARKET FUND
                     NATIONAL TAX-FREE MONEY MARKET TRUST
                          OVERLAND EXPRESS SWEEP FUND
                            PRIME MONEY MARKET FUND
                        TREASURY PLUS MONEY MARKET FUND

               Class A, Class S, Class E, Administrative Class,
                 Service Class and Institutional Class Shares

       Stagecoach Funds, Inc. (the "Company") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about ten funds in the Stagecoach Family of Funds (each, a "Fund" and collectively, the "Funds") -- the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust, Government Money Market Fund, Money Market Fund, Money Market Trust, National Tax-Free Money Market Fund, National Tax-Free Money Market Trust, Overland Express Sweep Fund, Prime Money Market Fund, and Treasury Plus Money Market Fund. The California Tax-Free Money Market Fund, California Tax-Free Money Market Trust, Money Market Trust and National Tax-Free Money Market Trust each offer a class of shares that is sometimes referred to herein as "Class A shares." The Institutional Class shares are sometimes referred to herein as the "Non-Retail Class." The Money Market Fund offers a class of shares that is sometimes referred to herein as "Class S shares" as well as other share classes. The Treasury Plus Money Market Fund also offers a class of shares known as "Class E." In addition to other classes, the Prime Money Market Fund and Treasury Plus Money Market Fund each offer two classes of shares known as "Administrative Class" and as "Service Class." The term "Mutual" has been removed from the name of each Fund. This SAI relates to all such classes of shares.

       This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated August 1, 1999. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained without charge by calling 1-800-222-8222 or writing to Stagecoach Funds, Inc., P.O. Box 7066, San Francisco, CA 94120-7066.

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----
Historical Fund Information.................................................

Investment Restrictions.....................................................

Additional Permitted Investment Activities and Associated Risks.............

Risk Factors................................................................

Special Considerations Affecting California Municipal Obligations...........

Management..................................................................

Performance Calculations....................................................

Determination of Net Asset Value............................................

Additional Purchase and Redemption Information..............................

Portfolio Transactions......................................................

Fund Expenses...............................................................

Federal Income Taxes........................................................

Capital Stock...............................................................

5% Ownership as of [June 30, 1999]..........................................

Other.......................................................................

Counsel.....................................................................

Independent Auditors........................................................

Financial Information.......................................................

Appendix....................................................................A-1

                                       i

                          HISTORICAL FUND INFORMATION

     The California Tax-Free Money Market Fund was originally organized as a fund of the Company and commenced operations on July 1, 1992.

     [California Tax-Free Money Market Trust]

     The Government Money Market Fund was originally organized as the Pacifica Government Money Market Fund on April 26, 1988, as an investment portfolio of Pacifica Funds Trust ("Pacifica"). On September 6, 1996, the Pacifica Government Money Market Fund was reorganized as the Company's Government Money Market Fund.

     The Money Market Fund was originally organized as a fund of the Company and commenced operations on July 1, 1992. The Class S shares of the Fund commenced operations on May 25, 1995.

     The National Tax-Free Money Market Fund was originally organized as a fund of the Company and commenced operations on April 2, 1996. The Institutional Class Shares commenced operations on December 12, 1997.

     [National Tax-Free Money Market Trust]

     The Prime Money Market Fund commenced operations on April 30, 1981, as Pacific American Liquid Assets, Inc. It was reorganized as the Pacific American Money Market Portfolio, a portfolio of the Pacific American Funds, on October 1, 1985. The Fund operated as a portfolio of Pacific American Funds through October 1, 1994, when it was reorganized as the Pacific American Money Market Portfolio, a portfolio of Pacifica Funds Trust ("Pacifica"). In July 1995, the Fund was renamed the Pacifica Prime Money Market Fund. On September 6, 1996, the Pacifica Prime Money Market Fund was reorganized as the Company's Prime Money Market Fund. The word "Mutual" was dropped from the name of each of the Company's Money Markets as of August 1, 1998.

     The Administrative Class shares commenced operations on December 15, 1997.

     Prior to the Reorganization (defined below), the Money Market Trust was an investment portfolio (the "Predecessor Portfolio") of the predecessor company, Pacifica Funds Trust ("Pacifica"), an open-end management investment company. Pacifica was organized on July 17, 1984 under the name "Fund Source." Pacifica changed its name to "Pacifica Funds Trust" on February 9, 1993. The Money Market Trust originally commenced operations on September 17, 1990 as a separate investment portfolio of Westcore Trust called the "Prime Money Market Fund." On October 1, 1995, the Money Market Trust was reorganized as a portfolio of Pacifica.

     On April 25, 1996, the Agreement and Plan of Reorganization and the creation of the Predecessor Portfolio as a new fund of the Company were approved by the Company's Board of Directors. On May 17, 1996, the Reorganization was approved by Pacifica's Board of Trustees. The Reorganization of Pacifica with Stagecoach became effective on September 6, 1996 (the "Reorganization"). The Predecessor Portfolio of Pacifica was reorganized as the Company's Money Market Trust.

     The Treasury Plus Money Market Fund commenced operations on October 1, 1985, as the Short-Term Government Fund of the Pacific American Funds. The Fund operated as a portfolio of Pacific American Fund through October 1, 1994, when it was reorganized as the Pacific American U.S. Treasury Portfolio, a portfolio of Pacifica Funds Trust. In July 1995, the Fund was renamed the Pacifica Treasury Money Market Fund. On September 6, 1996, the Pacifica Treasury Money Market Fund was reorganized as the Company's Treasury Money Market Fund. The word "Plus" was added to the Fund's name as of August 1, 1998. The Class E shares of the Fund commenced operations on March 24, 1997.

     The Overland Express Sweep Fund was originally organized on October 1, 1991, as the Overland Sweep Fund (the "predecessor portfolio") of Overland Express Funds, Inc. ("Overland"), another open-end management investment company advised by Wells Fargo Bank. On July 23, 1997, the Boards of the Directors of the Company and Overland approved an Agreement and Plan of Consolidation providing for, among other things, the transfer of the assets and stated liabilities of the predecessor Overland portfolio to a newly created Fund of the Company named the "Overland Express Sweep Fund." Prior to December 12, 1997, the effective date of the Consolidation, the Company's Fund had only minimal assets and liabilities. Upon completion of the Consolidation, the Company's Fund assumed the assets and stated liabilities of the predecessor Overland portfolio. Prior to the Consolidation, the predecessor portfolio pursued its investment objective by investing all of its assets in the Cash Investment Trust Master Portfolio (the "Master Portfolio") of Master Investment Trust ("MIT"). The Fund now invests directly in a portfolio of securities and does not invest in a corresponding Master Portfolio.

                            INVESTMENT RESTRICTIONS

     Fundamental Investment Policies
     -------------------------------

     Each Fund has adopted the following investment restrictions, all of which are fundamental policies; that is, they may not be changed without approval by the vote of the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of such Fund.

The California Tax-Free Money Market Fund, California Tax-Free Money Market Trust and Money Market Fund may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of such Fund's investments in that industry would be 25% or more of the current value of such Fund's total assets, provided that there is no limitation with respect to investments in (i) municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds or notes is the ultimate responsibility of non-governmental issuers) by the California Tax-Free Money Market Fund and the California Tax-Free Money Market Trust, (ii) the obligations of the U.S. Government, its agencies or instrumentalities, and (iii) the obligations of domestic banks (for the purpose of this restriction, domestic bank obligations do not include obligations of U.S. branches of foreign banks or obligations of foreign branches of U.S. banks);

     (2) purchase or sell real estate or real estate limited partnerships (other than municipal obligations with respect to the California Tax-Free Money Market Fund and the California Tax-Free Money Market Trust, or other than money market securities with respect to the Money Market Fund, or other securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts (including futures contracts);

     (3) purchase securities on margin (except for short-term credits necessary for the clearance of transactions with regard to both Funds and except for margin payments in connection with options, futures and options on futures with regard to the California Tax-Free Money Market Fund and the California Tax-Free Money Market Trust) or make short sales of securities;

     (4) underwrite securities of other issuers, except to the extent that the purchase of municipal securities or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (5)  make investments for the purpose of exercising control or management;

     (6) issue senior securities, except that each Fund may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowings exceed 5% of its net assets);

     (7) write, purchase or sell puts, calls, options, warrants or any combination thereof, except that the Funds may purchase securities with put rights in order to maintain liquidity; nor

     In addition, the Funds may not make loans of portfolio securities or other assets, except that loans for purposes of this restriction will not include the purchase of fixed time deposits, repurchase agreements, commercial paper and other short-term obligations, and other types of debt instruments commonly sold in public or private offerings.

The Money Market Trust may not:

     (1) Purchase securities of any one issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation.

     (2) Purchase or sell real estate, except that the Fund may, to the extent appropriate to its investment objective, purchase securities issued by companies which invest in real estate or interests therein.

     (3) Purchase securities on margin, make short sales of securities or maintain a short position.

     (4)  Underwrite the securities of other issuers.

     (5) Purchase or sell commodity contracts (including futures contracts), or invest in oil, gas or mineral exploration or development programs.

     (6) Buy common stocks or voting securities, or state, municipal or industrial revenue bonds.

     (7)  Write or purchase put or call options.

     The Fund is not permitted to engage in securities lending in accordance with a fundamental policy prohibiting loans as described in the prospectus. In the event that this fundamental policy is changed, the Fund has a nonfundamental operating policy to engage in securities lending only in compliance with the requirements and limitations of the Securities and Exchange Commission (the "SEC").

The Government Money Market Fund may not:

     (1) invest more than 10% of the aggregate value of its total assets in investments that are illiquid, or not readily marketable (including repurchase agreements having maturities of more than seven calendar days, variable- and floating-rate demand notes requiring receipt of principal note amount on more than seven days notice and securities of foreign issuers that are not listed on a recognized domestic or foreign securities exchange);

     (2) borrow money or pledge or mortgage its assets, except that the Fund may borrow from banks up to 10% of the current value of its total net assets for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 15% of the current value of its total net assets (but investments may not be purchased by the Fund while any such borrowings exist);

     (3) make loans, except loans of portfolio securities and except that the Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in the Prospectuses or this SAI. The Fund may invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the Fund, does not exceed 10% of the value of its total assets;

     (4) invest in companies for the purpose of exercising control or management;

     (5) knowingly purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization, or where otherwise permitted by the 1940 Act;

     (6) invest in real property (including limited partnership interests), commodities, commodity contracts, or oil, gas and other mineral resource, exploration, development, lease or arbitrage transactions;

     (7) acquire securities subject to restrictions on disposition imposed by the Securities Act of 1933 (the "1933 Act"), if, immediately after and as a result of such acquisition, the value of such restricted securities and all other illiquid securities held by the Fund would exceed 10% of the value of the Fund's total assets;

     (8) engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;

     (9) sell securities short, except to the extent that the Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

     (10) mortgage, pledge, or hypothecate any of its assets, except as described in fundamental investment policy (2);

     (11) purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, its Advisor, the sponsor, or the distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

     (12) invest more than 5% of its net assets in warrants which are unattached to securities, included within that amount, no more than 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchanges; nor

     (13) invest more than 5% of the current value of its total assets in the securities of companies that, including predecessors, have a record of less than three years' continuous operation.

The Overland Express Sweep Fund may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would exceed 25% of the current value of its respective total assets, provided that there is no limitation with respect to investments in (i) obligations of the United States Government, its agencies or instrumentalities, and (ii) obligations of domestic banks (for the purpose of this restriction, domestic bank obligations do not include obligations of U.S. branches of foreign banks or obligations of foreign branches of U.S. banks);

     (2) purchase or sell real estate or real estate limited partnership interests (other than money market securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts;

     (3) purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities;

     (4) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

     (5)  make investments for the purpose of exercising control or management;

     (6) issue senior securities, except that the Fund may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such borrowing in excess of 5% of their respective net assets exists);

     (7) write, purchase or sell puts, calls, warrants or options or any combination thereof, except that the Fund may purchase securities with put rights in order to maintain liquidity; nor

     (8) make loans of portfolio securities or other assets, except that loans for purposes of this restriction will not include the purchase of fixed time deposits, repurchase agreements, commercial paper and other short-term obligations, and other types of debt instruments commonly sold in a public or private offering.

The National Tax-Free Money Market Fund may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in (i) municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payment of principal and interest on such bonds or notes is the ultimate responsibility of non-governmental entities);
(ii) obligations of the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); and (iii) the obligations of domestic banks (for the purpose of this restriction, domestic bank obligations do not include obligations of U.S. branches of foreign banks or obligations of foreign branches of U.S. banks);

     (2) purchase or sell real estate or real estate limited partnerships (other than municipal obligations or other securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts (including futures contracts) except that the Fund may purchase securities of an issuer which invests or deals in commodities and commodity contracts and except that the Fund may enter into futures and options contracts in accordance with its investment policies;

     (3) purchase securities on margin (except for short-term credits necessary for the clearance of transactions), or make short sales of securities;

     (4) underwrite securities of other issuers, except to the extent that the purchase of municipal securities or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

     (5)  make investments for the purpose of exercising control or management;

     (6) issue senior securities, except that the Fund may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists);

     (7) write, purchase or sell puts, calls, warrants, options or any combination thereof, except that the Fund may purchase securities with put rights in order to maintain liquidity;

     (8) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including government-sponsored enterprises) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer; nor

     (9) make loans, except that the Fund may purchase or hold debt instruments, lend its portfolio securities or enter into repurchase agreement transactions in accordance with its investment policies.

     With regard to fundamental investment restriction number (1) above, the Fund intends to reserve freedom of action to have in excess of 25% of the value of the respective total assets invested in obligations of the banking industry. Regarding this fundamental concentration policy, the Fund may hold in excess of 25% of the value of the assets in obligations of the banking industry to the extent that the Fund holds obligations with such credit enhancements as letters of credit issued by domestic bank issuers, which will be considered to be obligations of domestic banks. The staff of the U.S. Securities and Exchange Commission ("SEC") takes the position that the exclusion with respect to banks may only be applied to domestic banks. For this purpose, the staff also takes the position that U.S. branches of foreign banks and foreign branches of domestic banks may, if certain conditions are met, be treated as "domestic banks". The Company currently intends to consider only obligations of "domestic banks" to be within the exclusion with respect to bank obligations.

     Fundamental investment restriction number (8), above, is less restrictive than Rule 2a-7 of the 1940 Act. Nonetheless, it is the operating policy of the Fund to comply with the diversification requirements under Rule 2a-7.

The National Tax-Free Money Market Trust may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in (i) municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds or notes is the ultimate responsibility of non-governmental issuers), (ii) obligations of the United States Government, its agencies or instrumentalities, and (iii) the obligations of domestic banks (for the purpose of this restriction, domestic bank obligations do not include obligations of U.S. branches of foreign banks or obligations of foreign branches of U.S. banks);

     (2) purchase or sell real estate or real estate limited partnerships (other than municipal obligations or other securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts (including futures contracts);

     (3) purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities;

     (4) underwrite securities of other issuers, except to the extent that the purchase of municipal securities or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

     (5)  make investments for the purpose of exercising control or management;

     (6) issue senior securities, except that the Fund may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowings exceed 5% of its net assets); or

     (7) write, purchase or sell puts, calls, options, warrants or any combination thereof, except that the Fund may purchase securities with put rights in order to maintain liquidity.

     In addition, the Fund may not make loans of portfolio securities or other assets, except that loans for purposes of this restriction will not include the purchase of fixed time deposits, repurchase agreements, commercial paper and other short-term obligations, and other types of debt instruments commonly sold in public or private offerings.

The Prime Money Market Fund and Treasury Plus Money Market Fund may not:

     (1) purchase common stocks and voting securities (including state, municipal or industrial revenue bonds) except for securities of other investment companies;

     (2) borrow money or issue senior securities, except that the Funds may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. The Funds will not purchase securities while their borrowings (including reverse repurchase agreements) in excess of 5% of their total assets are outstanding. As a matter of non-fundamental policy, the Funds intend to limit their investments in reverse repurchase agreements to no more than 20% of their total assets;

     (3) mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of one-third of the value of the Funds' total assets at the time of its borrowing. Securities held in escrow or separate accounts in connection with the Funds' investment practices are not deemed to be pledged for purposes of this investment restriction;

     (4) purchase securities on margin, except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions; or make short sales of securities or maintain a short position;

     (5)  write put or call options;

     (6) underwrite the securities of other issuers, except as each Fund may be deemed to be an underwriter in connection with the purchase or sale of portfolio instruments in accordance with its investment objective and portfolio management policies;

     (7)  invest in companies for the purpose of exercising control;

     (8) make loans, except that the Funds may purchase or hold debt instruments in accordance with their investment objective and policies and may enter into loans of portfolio securities and repurchase agreements;

     (9) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, acquisition of assets or where otherwise permitted by the 1940 Act; nor

     (10) lend their portfolio securities in excess of one-third of the value of their total assets.

     Non-Fundamental Investment Policies
     -----------------------------------

     Each Fund has adopted the following non-fundamental policies which may be changed by a majority vote of the Board of Directors of the Company at any time and without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act.
Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company, and (iii) 10% of such Fund's net assets in the aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a Fund.

     (2) Each Fund may not invest or hold more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest up to 25% of its net assets in securities of foreign governmental and foreign private issues that are denominated in and pay interest in U.S. dollars.

     (4) Each Fund, except the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust and the Money Market Fund, may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of such Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year.

        ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of certain investments and additional investment policies for the Funds.

     Asset-Backed Securities
     -----------------------

     The Government Money Market and Prime Money Market Funds may purchase asset-backed securities, which are securities backed by installment contracts, credit-card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments and is likely to be substantially less than the original maturity of the assets underlying the securities as a result of prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.

     Bank Obligations
     ----------------

     The Funds, except the service Treasury Plus Money Market Fund, may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic and foreign banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings banks and associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Commercial Paper
     ----------------

     The Funds, except the service Treasury Plus Money Market Fund, may invest in commercial paper. Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions as well as similar taxable instruments issued by government agencies and instrumentalities.

     Derivative Securities
     ---------------------

     The internal investment policies of the Advisor prohibit the Funds' purchase of many types of floating-rate derivative securities that are considered potentially volatile. The following types of derivative securities ARE NOT permitted investments for the Funds:

         . capped floaters (on which interest is not paid when market rates move above a certain level);

         . leveraged floaters (whose interest rate reset provisions are based on a formula that magnifies changes in interest rates);

         . range floaters (which do not pay any interest if market interest rates move outside of a specified range);

         . dual index floaters (whose interest rate reset provisions are tied to more than one index so that a change in the relationship between these indices may result in the value of the instrument falling below face value); and

         . inverse floaters (which reset in the opposite direction of their index).

     Floating- and Variable-Rate Obligations
     ---------------------------------------

     The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. These obligations may have stated maturities in excess of thirteen months, but they permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuates from time to time, but the Funds may only invest in floating- or variable-rate securities that bear interest at a rate that resets quarterly or more frequently and that resets based on standard money market rate indices. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations.

     Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The Advisor, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. No Fund will invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

     Foreign Obligations
     -------------------

     Each Fund, except the Treasury Plus Money Market Fund, may invest up to 25% of its assets in high-quality, short-term (thirteen months or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not subject to the same uniform accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws and there is a possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect adversely investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.


     Forward Commitments, When-Issued Purchases and Delayed-Delivery
     ---------------------------------------------------------------
Transactions
------------

     Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

     Each Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

     Illiquid Securities
     -------------------

     The Funds may invest in securities not registered under the 1933 Act and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. Each Fund may invest up to 10% of its assets in illiquid securities.

     Letters of Credit
     -----------------

     Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which the Funds, except the Treasury Plus Money Market Fund, may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of Wells Fargo Bank, are of comparable quality to issuers of other permitted investments of each such Fund may be used for letter of credit-backed investments.

     Loans of Portfolio Securities
     -----------------------------

     The Government Money Market, National Tax-Free Money Market, Prime Money Market and Treasury Plus Money Market Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit (secured continuously by U.S. Treasury obligations only for the Treasury Plus Money Market Fund) maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one third of the total assets of a particular Fund, and will not exceed 20% of the total assets of the Treasury Plus Money Market Fund.

     A Fund will earn income for lending its securities because cash collateral pursuant to such loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. A Fund will not enter into any security lending arrangement having a duration longer than one year. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. When a Fund lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the collateral received from the borrower or from the investment of cash collateral in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest and fees earned from securities lending to a borrower or a placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with Wells Fargo Bank, Stephens Inc. or any of their affiliates.

     Mortgage-Backed Securities
     --------------------------

     The Government Money Market and Prime Money Market Funds may invest in mortgage-backed securities, including those representing an undivided ownership interest in a pool of mortgages, such as certificates of the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, net of certain fees. The average life of a mortgage-backed security varies with the underlying mortgage instruments, which generally have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments, mortgage refinancings or foreclosure. Mortgage prepayment rates are affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments.

     There are risks inherent in the purchase of mortgage-backed securities. For example, these securities are subject to a risk that default in payment will occur on the underlying mortgages. In addition to default risk, these securities are subject to the risk that prepayment on the underlying mortgages will occur earlier or later or at a lesser or greater rate than expected. To the extent that Advisor's assumptions about prepayments are inaccurate, these securities may expose the Funds, to significantly greater market risks than expected.

     Municipal Bonds
     ---------------

     The California Tax-Free Money Market Fund, California Tax-Free Money Market Trust, National Tax-Free Money Market Fund, National Tax-Free Money Market Trust and Prime Money Market Fund may invest in municipal bonds. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works. Other purposes for which municipal bonds may be issued include the refunding of outstanding obligations and obtaining funds for general operating expenses or to loan to other public institutions and facilities. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. The Funds may not invest 20% or more of their respective assets in industrial development bonds. Assessment bonds, wherein a specially created district or project area levies a tax (generally on its taxable property) to pay for an improvement or project may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. Moreover, with respect to California obligations, the California Tax-Free Money Market Fund cannot predict what legislation, if any, may be proposed in the state legislature regarding the state income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally, or California obligations, specifically, for investment by a Fund and the liquidity and value of a Fund's portfolio. In such an event, the Fund involved would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

     Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of municipal obligations or the basis for such opinions.

     Certain of the municipal obligations held by a Fund may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors. The Tax-Free Funds may, from time to time, invest more than 25% of their assets in municipal obligations covered by insurance policies.

     The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such interest rates rise, the values of outstanding securities, including those held in a Fund's portfolio, will decline and (if purchased at par value) sell at a discount. If interests rates fall, the values of outstanding securities will generally increase and (if purchased at par value) sell at a premium. Changes in the value of municipal securities held in a Fund's portfolio arising from these or other factors will cause changes in the net asset value per share.

     Municipal Notes
     ---------------

     The California Tax-Free Money Market Fund, California Tax-Free Money Market Trust, National Tax-Free Money Market Fund and National Tax-Free Money Market Funds may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

     TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

     BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

     RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

     The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such interest rates rise, the values of outstanding securities, including those held in a Fund's portfolio, will decline and (if purchased at par value) sell at a discount. If interests rates fall, the values of outstanding securities will generally increase and (if purchased at par value) sell at a premium. Changes in the value of municipal securities held in a Fund's portfolio arising from these or other factors will cause changes in the net asset value per share of the Fund.

     Other Investment Companies
     --------------------------

     The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company and (iii) 10% of such Fund's net assets in aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     Ratings of Securities
     ---------------------

     Any security that a Fund purchases must present minimal credit risks and be of "high quality," or in the case of the [Service] Treasury Plus Money Market Fund, be of the "highest quality." "High quality" means to be rated in the top two rating categories and "highest quality" means to be rated only in the top rating category, by the requisite Nationally Recognized Ratings Organization ("NRRO") or, if unrated, determined to be of comparable quality to such rated securities by the Advisor, under guidelines adopted by the Board of Trustees.

     The ratings of Moody's, S&P, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc., Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The Advisor will consider such an event in determining whether the Fund involved should continue to hold the obligation.

     Repurchase Agreements
     ---------------------

     Each Fund may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund. All repurchase agreements will be fully collateralized at least 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

     Each Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 10% of the market value of such Fund's total net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the investment advisor. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.

     Reverse Repurchase Agreements.
     -----------------------------

     The Money Market Trust and National Tax-Free Money Market Trust may borrow funds for temporary purposes by entering into reverse repurchase agreements with financial institutions such as banks and broker-dealers in accordance with the investment limitations described in the Prospectus. Pursuant to such an agreement, a Fund would sell portfolio securities and agree to repurchase them at a mutually agreed upon date and price. The Funds intend to enter into reverse repurchase agreements to avoid otherwise having to sell securities during unfavorable market conditions in order to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-quality debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

     Short-Term Trading.
     ------------------

     The Money Market Fund and Money Market Trust may attempt to increase yields by trading to take advantage of short-term market variations. This policy could result in high portfolio turnover but should not adversely affect the Funds since it does not ordinarily pay brokerage commissions on the purchase of short-term debt obligations.

     Taxable Investments
     -------------------

     The California Tax-Free Money Market Fund, California Tax-Free Money Market Trust, National Tax-Free Money Market Fund and National Tax-Free Money Market Trust may make certain taxable investments. Pending the investment of proceeds from sales of portfolio securities or in anticipation of redemptions or to maintain a "defensive" posture when, in the opinion of Wells Fargo Bank, as investment Advisor, it is advisable to do so because of market conditions, each Fund may elect to invest temporarily up to 20% of the current value of its net assets in cash reserves including the following taxable high-quality money market instruments: (I) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "P-1" by Moody's Investors Service, Inc. ("Moody's") or "A-1+" or "A-1" by Standard & Poor's Ratings Group ("S&P"); (iv) certain repurchase agreements; and (v) high-quality municipal obligations, the income from which may or may not be exempt from federal income taxes.

     Moreover, each Fund may invest temporarily more than 20% of its total assets in such securities and in high-quality, short-term municipal obligations the interest on which is not exempt from federal income taxes to maintain a temporary defensive posture or in an effort to improve after-tax yield to the Fund's interestholders when, in the opinion of Wells Fargo Bank, as investment Advisor, it is advisable to do so because of unusual market conditions.

     Unrated and Downgraded Investments
     ----------------------------------

     Each Fund except the Treasury Plus Money Market Fund may purchase instruments that are not rated if, in the opinion of the Advisor, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Fund. The Funds may purchase unrated instruments only if they are purchased in accordance with the Funds' procedures adopted by Trust's Board of Trustees in accordance with Rule 2a-7 under the 1940 Act. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In the event that a portfolio security ceases to be an "Eligible Security" or no longer "presents minimal credit risks," immediate sale of such security is not required, provided that the Board of Trustees has determined that disposal of the portfolio security would not be in the best interests of the Fund.

     U.S. Government and U.S. Treasury Obligations
     ---------------------------------------------

     The Funds may invest in obligations of agencies and instrumentalities of the U.S. Government ("U.S. Government obligations"). The Treasury Plus Money Market Fund may invest only in U.S. Government obligations issued or guaranteed by the U.S. Treasury and in repurchase agreements collateralized by U.S. Treasury Securities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.


                                 RISK FACTORS

     Investments in a Fund are not bank deposits or obligations of Wells Fargo Bank, are not insured by the FDIC and are not insured or guaranteed against loss of principal. Therefore, you should be willing to accept some risk with money you invest in a Fund. Although the Funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. The Funds may not achieve as high a level of current income as other mutual funds that do not limit their investment to the high credit quality instruments in which the Funds invest. As with all mutual funds, there can be no assurance that a Fund will achieve its investment objective.

     The Funds, under the 1940 Act, must comply with certain investment criteria designed to provide liquidity, reduce risk, and allow the Funds to maintain a stable net asset value of $1.00 per share. The Funds' dollar-weighted average portfolio maturity must not exceed 90 days. Any security that a Fund purchases must have a remaining maturity of not more than 397 days (13 months). In addition, any security that a Fund purchases must present minimal credit risks and be of "high quality," or in the case of the Treasury Plus Money Market Fund, be of the "highest quality." "High quality" means to be rated in the top two rating categories and "highest quality" means to be rated only in the top rating category, by the requisite NRSROs or, if unrated, determined to be of comparable quality to such rated securities by Wells Fargo Bank, as the Funds' investment advisor, under guidelines adopted by the Board of Directors of the Company.

     Each Fund seeks to reduce risk by investing its assets in securities of various issuers. [As such, each Fund, except the California Money Market Fund and the California Money Market Trust is considered to be diversified for purposes of the 1940 Act.] In addition, the Funds emphasize safety of principal and high credit quality. In particular, the internal investment policies of the investment advisor prohibit the purchase of many types of floating-rate derivative securities that are considered potentially volatile.

     Additionally, the Funds may not invest in securities whose interest rate reset provisions are tied to an index that materially lags short-term interest rates, such as Cost of Funds Index floaters. The Funds may invest only in variable or floating-rate securities that bear interest at a rate that resets quarterly or more frequently and that resets based on changes in standard money market rate indices such as U.S. Treasury bills, London Interbank Offered Rate or LIBOR, the prime rate, published commercial paper rates, federal funds rates, Public Securities Associates floaters or JJ Kenney index floaters.

     The Treasury Plus Money Market Fund restricts its investment to U.S. Treasury obligations that meet all of the standards described above.
Obligations issued or guaranteed by the U.S. Treasury historically have involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such obligations may vary during the period a shareholder owns shares of the Fund. It should be noted that neither the United States, nor any agency or instrumentality thereof, has guaranteed, sponsored or approved the Fund or its shares.

     The portfolio debt instruments of the Funds are subject to credit and interest-rate risk. Credit risk is the risk that issuers of the debt instruments in which the Funds invest may default on the payment of principal and/or interest. Interest-rate risk is the risk that increases in market interest rates may adversely affect the value of the debt instruments in which the Funds invest and hence the value of your investment in a Fund.

     Generally, securities in which the Funds invest will not earn as high a yield as securities of longer maturity and/or of lesser quality that are more subject to market volatility. Each Fund attempts to maintain the value of its shares at a constant $1.00 per share, although there can be no assurance that a Fund will always be able to do so.

     Since the California Tax-Free Money Market Fund and the California Tax-Free Money Market Trust invest primarily in securities issued by California and its agencies and municipalities, events in California are more likely to affect the Funds' investments. While the Funds seeks to reduce risk by investing its assets in securities of various issuers, the Funds are considered to be nondiversified for purposes of the 1940 Act. However, the California Tax-Free Money Market Fund and the California Tax-Free Money Market Trust will comply with the Internal Revenue Code of 1986, as amended from time to time (the "Code"), diversification requirements.

                       SPECIAL CONSIDERATIONS AFFECTING
                       CALIFORNIA MUNICIPAL OBLIGATIONS

     Certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives, as well as the general financial condition of the state, could adversely affect the ability of issuers of California municipal obligations to pay interest and principal on such obligations. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the State of California and various local agencies, available as of the date of this SAI. While the Company has not independently verified such information, it has no reason to believe that such information is incorrect in any material respect.

     The California Economy and General Information.  From mid-1990 to late
     ----------------------------------------------
1993, the state suffered a recession with the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (particularly related to defense), exports and financial services, among others, were all severely affected. Job losses had been the worst of any post-war recession.
Unemployment reached 10.1% in January 1994, but fell sharply to 7.7% in October and November 1994, reflecting the state's recovery from the recession.

     The recession seriously affected California tax revenues, which basically mirror economic conditions. It also caused increased expenditures for health and welfare programs. In addition, the state was faced with a structural imbalance in its budget with the largest programs supported by the General Fund (e.g., K-12 schools and community colleges--also known as "K-14 schools," health and welfare, and corrections) growing at rates higher than the growth rates for the principal revenue sources of the General Fund. As a result, the state experienced recurring budget deficits in the late 1980s and early 1990s. The state's Controller reported that expenditures exceeded revenues for four of the five fiscal years ending with 1991-92. Moreover, California accumulated and sustained a budget deficit in its Special Fund for Economic Uncertainties ("SFEU") approaching $2.8 billion at its peak at June 30, 1993.

     The accumulated budget deficits during the early 1990's, together with expenditures for school funding which are not reflected in the state's budget, and reduction of available internal borrowable funds, combined to significantly deplete the state's cash resources to pay its ongoing expenses. In order to meet its cash needs, the state has had to rely for several years on a series of external borrowings, including borrowings past the end of a fiscal year. Such borrowings are expected to continue in future fiscal years. To meet its cash flow needs in the 1995-96 fiscal year, California issued $2 billion of revenue anticipation warrants which matured on June 28,

1996. Because of the state's deteriorating budget and cash situation, the rating agencies reduced the state's credit ratings between October 1991 and July 1994. Moody's Investors Service lowered its rating from "Aa" to "A1," Standard & Poor's Ratings Group lowered its rating from "AAA" to "A" and termed its outlook as "stable," and Fitch Investors Service lowered its rating from "AA" to "A."

     However, since the start of 1994, California's economy has been recovering steadily. Employment grew in excess of 500,000 during 1994 and 1995, and 400,000 additional jobs were created between the fourth quarter of 1996 and the fourth quarter of 1997. This trend is projected to continue through the rest of the decade. Unemployment, while remaining higher than the national average, has come down from its 10% recession peak to under 6% in the Spring of 1998. Because of the improving economy and California's fiscal austerity, the state has had operating surpluses for its past five consecutive fiscal years through 1996-97 and has forecast an overall balanced budget by June 30, 2000. Also, Standard & Poors upgraded its rating of California municipal obligations back to "A+" on July 15, 1996 and the projected level of the SFEU as of June 30, 1998 was $329 million. However, the Asian economic difficulties since mid-1997 are expected to have had a moderate dampening effect on California's economy. Any delay or reversal of the recovery may create new shortfalls in revenues.

     Local Governments.  On December 6, 1994, Orange County, California became
     -----------------
the largest municipality in the United States to file for protection under the Federal Bankruptcy laws. The filing stemmed from approximately $1.7 billion in losses suffered by the county's investment pool because of investments in high risk "derivative" securities. In September 1995, California's legislature approved legislation permitting the county to use for bankruptcy recovery $820 million over 20 years in sales taxes previously earmarked for highways, transit, and development. In June 1996, the county completed an $880 million bond offering secured by real property owned by the county. In June 1996, the county emerged from bankruptcy, and the county's investment rating by Standard & Poors was "B" as of October 31, 1997.

     On January 17, 1994, an earthquake of the magnitude of an estimated 6.8 on the Richter Scale struck Los Angeles County, California causing significant damage to public and private structures and facilities. While county residents and businesses suffered losses totaling in the billions of dollars, the overall effect of the earthquake on the county's and California's economy is not expected to be serious. However, Los Angeles County is experiencing financial difficulty due in part to the severe operating deficits for the county's health care system. In August 1995, the credit rating of the county's long term bonds was downgraded for the third time since 1992. The county has received federal and state assistance and the proposed fiscal 1999 budget for Los Angeles County is the first in several years that does not begin with an operating deficit. Even though the state has no existing obligations with respect to either Orange County or Los Angeles County, the state may be required to intervene and provide funding if the counties cannot maintain certain programs because of insufficient resources.

     State Finances.  The moneys of California are segregated into the General
     --------------
Fund and approximately 600 Special Funds. The General Fund consists of the revenues received by the state's Treasury and not required by law to be credited to any other fund, as well as earnings from state moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most major revenue sources of the state. The General Fund may be expended as the result of appropriation measures by California's Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

     The SFEU is funded with General Fund revenues and was established to protect California from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the state's Controller to meet cash needs of the General Fund. The Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund. Any appropriation made from the SFEU is deemed an appropriation from the General Fund, for budgeting and accounting purposes. For year-end reporting purposes, the Controller is required to add the balance in the SFEU to the balance in the General Fund so as to show the total moneys then available for General Fund purposes.

     Inter-fund borrowing has been used for several years to meet temporary imbalances of receipts and disbursements in the General Fund. The 1998-99 Executive Budget projections submitted to the State Legislature in February 1998, forecast a 1999-00 General Fund budget gap of approximately $1.7 billion and a 2000-01 gap of $3.7 billion. As a result of changes made in the 1998-99 enacted budget, the 1999-00 gap is now expected to be roughly $1.3 billion, or about $400 million less than previously projected, after application of reserves created as part of the 1998-99 budget process. Such reserves would not be available against subsequent year imbalances.

     Changes in California Constitutional and Other Laws.  In 1978, California
     ---------------------------------------------------
voters approved an amendment to the California Constitution known as "Proposition 13," which added Article XIIIA to the California Constitution.
Article XIIIA limits ad valorem taxes on real property and restricts the ability of taxing authorities to increase real property taxes. However, legislation passed subsequent to Proposition 13 provided for the redistribution of California's General Fund surplus to local agencies, the reallocation of revenues to local agencies and the assumption of certain local obligations by the state so as to assist California municipal issuers to raise revenue to pay their bond obligations. It is unknown whether additional revenue redistribution legislation will be enacted in the future and whether, if enacted, such legislation will provide sufficient revenue for such California issuers to pay their obligations. California is also subject to another Constitutional Amendment, Article XIIIB, which may have an adverse impact on California state and municipal issuers. Article XIIIB restricts the state from spending certain appropriations in excess of an appropriation's limit imposed for each state and local government entity. If revenues exceed such appropriation's limit, such revenues must be returned either as revisions in the tax rates or fee schedules.

     In 1988, California voters approved "Proposition 98," which amended Article XIIIB and Article XVI of the state's Constitution. Proposition 98 (as modified by "Proposition 111," which was enacted in 1990), changed state funding of public education below the university level and the operation of the state's appropriations limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. In 1986, California voters approved "Proposition 62," which provided in part that any tax for general governmental purposes imposed by a local government be approved by a two-thirds vote of the governmental entity's legislative body and by a majority of its electorate and that any special tax imposed by a local government be approved by a two-thirds vote of the electorate. In September 1995, the California Supreme Court upheld the constitutionality of Proposition 62, creating uncertainty as to the legality of certain local taxes enacted by nonchartered cities in California without voter approval.

     In 1996, California voters approved "Proposition 218," which added
Articles XIIIC and XIIID to the state's Constitution generally requiring voter approval of most tax or fee increases by local governments and curtailing local government use of benefit assessments to fund certain property-related services to finance infrastructure. Proposition 218 also limits the use of special assessments or "property-related" fees to services or infrastructure that confer a "special benefit" to specific property; police, fire and other services are now deemed to benefit the public at large and, therefore, could not be funded by special assessments. Finally, the amendments enable the voters to use their initiative power to repeal previously-authorized taxes, assessments, fees and charges. The interpretation and application of Proposition 218 will ultimately be determined by the courts. Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some ratings of California cities and counties have been, and others may be, reduced. It remains to be seen, as such, what impact these Articles will have on existing and future California security obligations.

     The Governor recently proposed that California reduce its Vehicle License Fee (a personal property tax on the value of automobiles, the 'VLF') by 75% over five years, by which time the tax cut would be more than $3.5 billion annually. Under current law, the VLF is entirely dedicated to city and county government, and the Governor proposed to use the General Fund to offset the loss of VLF funds to local government. All of the Governor's proposals must be negotiated with the State Legislature of California as part of the annual budget process.

     Other Information.  Certain debt obligations held by the Funds may be
     -----------------
obligations payable solely from lease payments on real or personal property leased to the state, cities, counties or their various public entities. California law provides that a lessor may not be required to make payments during any period that it is denied use and occupancy of the property in proportion to such loss. Moreover, the lessor only agrees to appropriate funding for lease payments in its annual budget for each fiscal year. In case of a default under the lease, the only remedy available against the lessor is that of reletting the property; no acceleration of lease payments is permitted. Each of these factors presents a risk that the lease financing obligations held by a Fund would not be paid in a timely manner.

     Certain debt obligations held by the Funds may be obligations payable solely from the revenues of health care institutions. The method of reimbursement for indigent care, California's selective contracting with health care providers for such care and selective contracting by health insurers for care of its beneficiaries now in effect under California and federal law may adversely affect these revenues and, consequently, payment on those debt obligations.

     There can be no assurance that general economic difficulties or the financial circumstances of California or its towns and cities or its trading partners in Asia, where California exports $50 billion in goods representing nearly half of $105 billion in total exports, will not adversely affect the market value of California municipal securities or the ability of obligors to continue to make payments on such securities.

                                  MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Funds." The principal occupations during the past five years of the Directors and principal executive Officer of the Company are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Directors deemed to be "interested persons" of the Company for purposes of the 1940 Act are indicated by an asterisk.

                                                      Principal Occupation(s)
Name, Age and Address             Position            During Past 5 Years
---------------------             --------            -----------------------
Jack S. Euphrat, 76               Director             Private Investor.
415 Walsh Road
Atherton, CA 94027

*R. Greg Feltus, 47               Director,            Executive Vice President of Stephens Inc.;
                                  Chairman and         President of Stephens Insurance Services Inc.;
                                  President            Senior Vice President of Stephens Sports
                                                       Management Inc.; and President of Investor
                                                       Brokerage Insurance Inc.

Thomas S. Goho, 57                Director             Associate Professor of Finance of the School
321 Beechcliff Court                                   of Business and Accounting at Wake Forest
Winston-Salem, NC  27104                               University since 1982.

Peter G. Gordon, 56               Director             Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                               Water Company and President of Crystal Geyser
55 Francisco Street                                    Roxane Water Company since 1977.
San Francisco, CA  94133

Joseph N. Hankin, 58              Director             President of Westchester Community College
75 Grasslands Road                                     since 1971; Adjunct Professor of Columbia
Valhalla, NY  10595                                    University Teachers College since 1976.

*W. Rodney Hughes, 72             Director             Private Investor.
31 Dellwood Court
San Rafael, CA 94901

                                                       Principal Occupation(s)
Name, Age and Address             Position             During Past 5 Years
---------------------             --------             -------------------
*J. Tucker Morse, 54              Director             Private Investor; Chairman of Home Account
4 Beaufain Street                                      Network, Inc.; Chairman of Renaissance
Charleston, SC 29401                                   Properties Ltd.; President of Morse
                                                       Investment Corporation; and Co-Managing
                                                       Partner of Main Street Ventures.

Richard H. Blank, Jr., 42         Chief Operating      Vice President of Stephens Inc.; Director of
                                  Officer,             Stephens Sports Management Inc.; and Director
                                  Secretary and        of Capo Inc.
                                  Treasurer

                               Compensation Table
                           Year-ended March 31, 1999
                           -------------------------


                                                                                Total Compensation
                                    Aggregate Compensation                      from Registrant and
Name and Position                       from Registrant                       Wells Fargo Fund Complex
-----------------                       ---------------                       ------------------------
Jack S. Euphrat                            $10,250                                $14,000
   Director

R. Greg Feltus                             $     0                                $     0
   Director

Thomas S. Goho                             $10,250                                $14,000
   Director

Peter G. Gordon                            $10,250                                $14,000
   Director

Joseph N. Hankin                           $ 9,250                                $13,000
   Director

W. Rodney Hughes                           $ 9,500                                $12,500
   Director

J. Tucker Morse                            $ 9,500                                $12,500
   Director

     Directors of the Company are compensated annually by the Company and by all the registrants in each fund complex they serve as indicated above and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. The Company, Stagecoach Trust, and Life & Annuity Trust are considered to be members of the same fund complex as such term is defined in Form N-1A under the 1940 Act (the "Wells Fargo Fund Complex"). Overland Express

Funds, Inc. and Master Investment Trust, two investment companies previously advised by Wells Fargo Bank, were part of the Wells Fargo Fund Complex prior to December 12, 1997. These companies are no longer part of the Wells Fargo Fund Complex. MasterWorks Funds Inc., Master Investment Portfolio, and Managed Series Investment Trust together form a separate fund complex (the "BGFA Fund Complex"). Each of the Directors and Officers of the Company serves in the identical capacity as directors and officers or as trustees and/or officers of each registered open-end management investment company in both the Wells Fargo and BGFA Fund Complexes, except for Joseph N. Hankin and Peter G. Gordon, who only serve the aforementioned members of the Wells Fargo Fund Complex. The Directors are compensated by other companies and trusts within a fund complex for their services as directors/trustees to such companies and trusts. Currently the Directors do not receive any retirement benefits or deferred compensation from the Company or any other member of each fund complex.

     As of the date of this SAI, Directors and Officers of the Company as a group beneficially owned less than 1% of the outstanding shares of the Company.

     Investment Advisor.  Wells Fargo Bank provides investment advisory services
     ------------------
to the Funds. As investment Advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Funds. Wells Fargo Bank furnishes to the Company's Board of Directors periodic reports on the investment strategy and performance of each Fund. Wells Fargo Bank provides the Funds with, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition, and credit conditions.

     As compensation for its advisory services, Wells Fargo Bank is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

                                                                       Annual Rate
                   Fund                                       (as percentage of net assets)
                   ----                                       -----------------------------
       California Tax-Free Money Market Fund                             0.50%
       California Tax-Free Money Market Trust                            0.50%
       Government Money Market                                           0.25%
       Money Market Fund                                                 0.40%
       Money Market Trust                                                0.25%
       National Tax-Free Money Market Fund                               0.30%
       National Tax-Free Money Market Trust                              0.25%
       Overland Express Sweep Fund                                       0.45%
       Prime Money Market Fund                                           0.25%
       Treasury Plus Money Market Fund                                   0.25%

     For the period indicated below, the Funds paid to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts:

                                                                                       Six-Month
                                 Year-Ended                Year-Ended                 Period Ended
                                   3/31/99                   3/31/98                    3/31/97
                                   -------                   -------                    -------
                               Fees        Fees       Fees           Fees           Fees         Fees
                               ----        ----       ----           ----           ----         ----
       Fund                    Paid       Waived      Paid          Waived          Paid        Waived
       ----                    ----       ------      ----          ------          ----        ------
California Tax-Free
   Money Market Fund        $10,663,081   $        $ 1,558,677    $ 6,538,104    $1,503,717   $1,687,408
California Tax-Free
   Money Market Trust       $ 2,810,251   $        $   177,771*   $ 1,584,831*      N/A          N/A
Government Money
   Market                   $   164,043   $        $    33,874    $   136,176    $   63,059   $   10,775
Money Market
   Fund                     $35,120,430   $        $13,524,289    $11,407,557    $8,856,102   $  979,244
Money Market Trust          $ 1,315,654   $        $   338,449    $ 1,356,100       N/A          N/A
National Tax-Free
   Money Market Fund        $   308,938   $        $    45,696    $   176,925    $   19,989   $        0
National Tax-Free
   Money Market Trust       $   565,461   $        $   113,030**    $ 103,939**     N/A          N/A
Overland Express
   Sweep Fund               $12,601,667   $            N/A            N/A           N/A          N/A
Prime Money Market          $ 7,637,553   $        $ 1,174,300    $ 3,028,365    $1,311,073   $  568,969
Treasury Plus Money
   Market                   $ 5,484,252   $        $ 1,216,164    $ 3,368,585    $1,518,347   $  751,971

____________________
*     For the period begun May 5, 1997 and ended March 31, 1998.
**    For the period begun November 10, 1997 and ended March 31, 1998.



     California Tax-Free Money Market Fund and Money Market Fund.  For the
     -----------------------------------------------------------
periods indicated below, the Money Market and California Tax-Free Money Market Funds paid to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts:


                                                Nine-Month
                                               Period Ended
                                                 9/30/96
                                                 -------
                                         Fees                Fees
              Fund                       Paid               Waived
              ----                       ----               ------
      California Tax-Free
           Money Market               $ 4,867,523             $0
      Money Market                    $12,729,506             $0

     Overland Express Sweep Fund.  For the periods indicated below the Fund paid
     ---------------------------
to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts.


                                                  Three-Month
                                                  Period Ended                                 Year Ended
                                                     3/31/98                                    12/31/97
                                                     -------                                    --------
Fund                                    Fees Paid            Fees Waived           Fees Paid             Fees Waived
----                                    ---------            -----------           ---------             -----------
Overland Express Sweep                 $2,679,378              $104,602           $5,540,534*                $0


--------------------
* This amount reflects fees paid by the Overland predecessor portfolio prior to December 12, 1997.


     Prior to the Consolidation, the predecessor portfolio invested all of its assets in the Master Portfolio of MIT and did not retain an investment advisor. Wells Fargo Bank served as Investment Advisor to the Master Portfolio in which the predecessor portfolio invested and was entitled to receive a monthly fee at the annual rate of 0.25% of the Master Portfolio's average daily net assets. For the periods indicated below, the Master Portfolio paid to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts:


                                  Year Ended
                                   12/31/96
                                   --------
                       Fees Paid                 Fees Waived
                       ---------                 -----------
                       $3,310,083                     $0

     Prime Money Market, Government Money Market and Treasury Plus Money Market
     --------------------------------------------------------------------------
Funds.  On January 12, 1995, San Diego Financial Corporation merged into First
-----
Interstate Investment Services, Inc., a direct wholly-owned subsidiary of First Interstate Bank of California, which has since changed its name to First Interstate Capital Management, Inc.

     The Pacifica Prime Money Market, Pacifica Government Money Market and Treasury Money Market Funds were reorganized as the Company's Prime Money Market, Government Money Market and Treasury Plus Money Market Funds on September 6, 1996. Prior to September 6, 1996, Wells Fargo Investment Management, Inc. ("WFIM") and its predecessor, First Interstate Capital Management, Inc. ("FICM") served as Advisor to the Pacifica Prime Money Market, Pacifica Government Money Market and Treasury Money Market Funds. As of September 6, 1996, Wells Fargo Bank became the Advisor to the Company's Prime Money Market, Government Money Market and Treasury Plus Money Market Funds.

     For the period begun April 1, 1996 and ended September 5, 1996, the predecessor portfolios paid to WFIM, and for the period begun September 6, 1996, and ended September 30, 1996, the Funds paid to Wells Fargo Bank, the advisory fees indicated below and the indicated amounts were waived:

                                                                 Year Ended
                                                                   9/30/96
                                                                   -------
             Fund                                    Fees Paid               Fees Waived
             ----                                    ---------               -----------
      Prime Money Market                             $1,845,269               $1,553,968
      Government Money Market                        $   74,640               $        0
      Treasury Plus Money Market                     $2,442,922               $2,073,426

     Money Market Trust.  Prior to the Reorganization, Wells Fargo Investment
     ------------------
Management, Inc. ("WFIM") and its predecessor, First Interstate Capital Management, Inc. ("FICM") served as adviser to the Predecessor Portfolios of Pacifica. As of the date of the Reorganization (September 6, 1996), Wells Fargo Bank became the adviser to the Fund. For the periods indicated below, the Fund paid to FICM, WFIM and Wells Fargo Bank, the advisory fees indicated below and the indicated amount was waived:

              Six Months Ended 3/31/97                                    Year Ended 9/30/96/1/
              ------------------------                                    ---------------------
       Fees Paid                 Fees Waived                    Fees Paid                    Fees Waived
       ---------                 -----------                    ---------                    -----------
          $0                      $1,044,401                     $151,546                     $2,021,955

___________________________________________

/1/ For the period begun October 1, 1995 and ended March 31, 1996 the Predecessor Portfolio paid advisory fees to FICM, for the period begun April 1, 1996 and ended September 5, 1996 the Predecessor Portfolio paid advisory fees to WFIM, and for the period begun September 6, 1996 and ended September 30, 1996 the Fund paid advisory fees to Wells Fargo Bank, and each such investment adviser waived varying amounts of such fees. The advisory fees did not change from investment adviser to investment adviser during the year ended September 30, 1996, and were as follows: computed daily and paid monthly, at an annual rate of 0.30% of the first $500 million of the average daily net assets of the Fund, 0.25% of the next $500 million of the Fund's average daily net assets, and 0.20% of the Fund's average daily net assets in excess of $1 billion.

     National Tax-Free Money Market Fund.  Prior to the [Consolidation], the
     -----------------------------------
National Tax-Free Money Market Fund invested all of its assets into a corresponding Master Portfolio of Master Investment Trust ("MIT") and did not retain an investment Advisor. Wells Fargo Bank served as investment Advisor to the Master Portfolio in which the Fund invested and was entitled to receive a monthly fee at the annual rate of 0.30% of the Master Portfolio's average daily net assets.

     For the period begun April 2, 1996 (commencement of operations) and ended September 30, 1996, the National Tax-Free Money Market Fund paid to Wells Fargo Bank $76,987 in advisory fees, and $10,704 in advisory fees were waived during this period.

     General.  Each Fund's Advisory and Sub-Advisory Contracts will continue in
     -------
effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Company's Board of Directors and (ii) by a majority of the Directors of the Company who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     Investment Sub-Advisor.  Wells Fargo Bank has engaged Wells Capital
     ----------------------
Management ("WCM") to serve as Investment Sub-Advisor to each Fund. Subject to the direction of the Company's Board of Directors and the overall supervision and control of Wells Fargo Bank and the Company, WCM makes recommendations regarding the investment and reinvestment of the Funds' assets. WCM furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Funds. WCM and also furnishes such additional reports and information as Wells Fargo Bank and the Company's Board of Directors and officers may reasonably request.

     As compensation for its sub-advisory services, WCM is entitled to receive a monthly fee equal to an annual rate of 0.05% of the first $960 million of each
Fund's average daily net assets and 0.04% of net assets over $960 million.   WCM
receives a minimum annual sub-advisory fee of $120,000 from each Fund. This minimum annual fee payable to WCM does not increase the advisory fee paid by each Fund to Wells Fargo Bank. These fees may be paid by Wells Fargo Bank or directly by the Funds. If the sub-advisory fee is paid directly by a Fund, the compensation paid to Wells Fargo Bank for advisory fees will be reduced accordingly.

     Administrator.  The Company has retained Wells Fargo Bank as Administrator
     -------------
on behalf of each Fund. Under the Administration Agreement among Wells Fargo Bank and the Company, Wells Fargo Bank shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's investment Advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Directors. Wells Fargo Bank also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. Wells Fargo Bank pays the compensation of the Company's Directors. The Administrator is entitled to receive a monthly fee of 0.15% of the average daily net assets of each Fund.

     Prior to March 25, 1999, Wells Fargo Bank and Stephens Inc. served as Administrator and Co-Administrator, respectively. For providing these services, Wells Fargo Bank received 0.03% and Stephens received 0.04% of the average daily net assets of each Fund. Prior to February 1, 1998, Wells Fargo Bank and Stephens received a monthly fee of 0.04% and 0.02%, respectively, of the average daily net assets of each Fund. In connection with the change in fees, the responsibility for performing various administration services was shifted to the Co-Administrator.

     Except as described below, prior to February 1, 1997, Stephens served as sole Administrator and performed substantially the same services now provided by Stephens and Wells Fargo Bank.

     For the period indicated below, the Funds paid the following dollar amounts to Wells Fargo Bank and Stephens for administration and co-administration fees:

                                                     Year-Ended                              Year-Ended
                                                      3/31/99                                  3/31/98
                                              ------------------------               -------------------------
          Fund                            Total        Wells       Stephens      Total         Wells        Stephens
          ----                            -----        Fargo       --------      -----         Fargo        --------
                                                       -----                                   -----
California Tax-Free Money
   Market Fund                          $1,493,733   $  851,428   $  642,305   $1,500,092    $  673,412    $  331,680
California Tax-Free Money
   Market Trust                         $  394,691   $  224,974   $  169,717   $   91,088*   $   61,029*   $   30,059*
Government Money Market                 $   45,932   $   26,181   $   19,751   $   41,964    $   28,116    $   13,848
Money Market Fund                       $6,146,075   $3,503,263   $2,642,812   $3,861,514    $2,587,214    $1,274,300
Money Market Trust                      $  368,383   $  209,978   $  158,405   $  157,263    $  105,366    $   51,897
National Tax-Free Money
   Market Fund                          $   72,162   $   41,132   $   31,030   $   47,644    $   31,921    $   15,723
National Tax-Free Money
   Market Trust                         $  158,507   $   90,349   $   68,158   $   52,520**    $ 35,188**    $ 17,532**
Overland Express Sweep Fund             $1,960,259   $1,117,348   $  842,911      N/A           N/A           N/A
Prime Money Market                      $2,138,516   $1,218,954   $  919,562   $1,047,654    $  701,928    $  345,726
Treasury Plus Money Market              $1,535,588   $  875,285   $  660,303   $1,133,896    $  759,710    $  374,186

--------------------
*    For the period begun May 5, 1997 and ended March 31, 1998.
**   For the period begun November 10, 1997 and ended March 31, 1998.

                                                          Six-Month
                                                        Period Ended
                                                           3/31/97
                                                 ---------------------------
           Fund                             Total           Wells         Stephens
           ----                             -----           Fargo         --------
                                                            -----
California Tax-Free Money
   Market Fund                               $253,836        $ 50,767        $203,069
California Tax-Free Money
   Market Trust                                 N/A             N/A             N/A
Government Money Market                      $ 15,761        $  3,152        $ 12,609
Money Market Fund                            $980,282        $196,056        $784,226
Money Market Trust                           $217,710        $ 43,542        $174,168
National Tax-Free Money
   Market Fund                               $  3,744        $    749        $  2,995
National Tax-Free Money
   Market Trust                                 N/A             N/A             N/A
Overland Express Sweep Fund                     N/A             N/A             N/A
Prime Money Market                           $400,123        $ 80,025        $320,098
Treasury Plus Money Market                   $483,198        $ 96,640        $386,558

     California Tax-Free Money Market and Money Market Funds.  For the nine-
     -------------------------------------------------------
month period ended September 30, 1996, the California Tax-Free Money Market and Money Market Funds paid to Stephens the dollar amounts of administration fees indicated below. Stephens, as sole Administrator during this period, was entitled to receive a monthly fee at the annual rate of 0.03% of each Fund's average daily net assets.

                                                                Nine-Month
                                                               Period Ended
              Fund                                                9/30/96
              ----                                                --------
California Tax-Free Money Market                                 $245,966
Money Market                                                     $872,577


     Overland Express Sweep Fund.  Prior to the Consolidation, Wells Fargo Bank
     ---------------------------
and Stephens served as Administrator and Co-Administrator, respectively, to the Overland predecessor portfolio under substantially similar terms as those described above.

     For the periods indicated below, the Overland Express Sweep Fund paid to Wells Fargo Bank and Stephens the dollar amounts in administration and co-administration fees indicated below.

                   Three-Month
                   Period Ended                                         Year Ended
                     3/31/98                                             12/31/97*
                    ---------                                            ---------
    Total          Wells Fargo         Stephens          Total        Wells Fargo        Stephens
    -----          -----------         --------          -----        -----------        --------
   $409,092          $274,092           $135,000      $1,211,007         $242,201          $968,806

--------------------
* Prior to December 12, 1997, these amounts reflect fees paid by the Overland predecessor portfolio.


     Prior to February 1, 1997, Stephens served as the sole Administrator and performed substantially the same services now provided by Stephens and Wells Fargo Bank. Stephens was entitled to receive for its services a fee, payable monthly, at the annual rate of 0.05% of the Fund's average daily net assets. For the year ended December 31, 1996, the Overland predecessor portfolio paid administration fees in the amount of $317,668.

     Prime Money Market, Government Money Market and Treasury Plus Money Market
     --------------------------------------------------------------------------
Funds.  The Pacifica Prime Money Market, Pacifica Government Money Market and
-----
Treasury Money Market Funds were reorganized as the Company's Prime Money Market, Government Money Market and Treasury Money Market Funds on September 6, 1996. Prior to September 6, 1996, the Administrator, Furman Selz LLC ("Furman Selz"), of the Pacifica predecessor portfolios provided management and administration services necessary for the operation of such Funds, pursuant to an Administrative Services Contract. For these services, Furman Selz was entitled to receive a fee, payable monthly, at the annual rate of 0.15% of the average daily net assets of the predecessor portfolios.

     The predecessor portfolio of the Prime Money Market Fund and Treasury Plus Money Market Fund was administered through April 21, 1996 and April 14, 1996, respectively, by the Dreyfus Corporation ("Dreyfus"), at the annual rate of 0.10% of each of the Fund's average daily net assets.

     The table below reflects the net amounts paid, and the amounts waived, for administration services by the Funds to Stephens, as sole Administrator to the Funds, for the period begun September 6, 1996 and ended September 30, 1996. During this time, Stephens was entitled to receive a fee, payable monthly, at the annual rate of 0.05% of each Fund's average daily net assets. The table also reflects the net administration fees paid to the respective former Administrators of the predecessor portfolios during the period begun October 1, 1995 and ended September 5, 1996. During the fiscal years-ended September 30, 1996, the administration fees paid to the Dreyfus Corporation by the Treasury Plus Money Market Fund are listed below.

                                                                            Year-ended
                                                                             9/30/96
                                                                             -------
                                                                 Fees                       Fees
     Fund                                                        Paid                      Waived
     ----                                                        ----                      ------
Government Money Market Fund                                  $  120,179                     $0
Prime Money Market Fund                                       $1,230,872                     $0
Treasury Money Market Fund                                    $1,745,759                     $0

     National Tax-Free Money Market Fund.  For the period begun April 2, 1996
     -----------------------------------
and ended September 30, 1996, Stephens served as sole Administrator to the National Tax-Free Money Market Fund, and received $731 in administration fees. Stephens was entitled to receive a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets for such services.

     Money Market Trust.  The net administration fee (after waivers) paid to
     ------------------
Furman Selz LLC and Stephens during the year ended September 30, 1996, was $715,853.

     Distributor.  Stephens Inc. (the "Distributor"), located at 111 Center
     -----------
Street, Little Rock, Arkansas 72201, serves as Distributor for the Funds. Each Fund has adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for its shares. The Plans were adopted by the Company's Board of Directors, including a majority of the Directors who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plans or in any agreement related to the Plans (the "Non-Interested Directors").

     Under the Plans and pursuant to the related Distribution Agreement, the indicated Classes of shares of the Funds pay Stephens the amounts listed below as compensation for distribution-related services or as reimbursement for distribution-related expenses. The fees are expressed as a percentage of the average daily net assets attributable to each Class.


                Fund                                                 Fee
                ----                                                 ---
           California Tax-Free Money Market Fund
               Class A*                                              0.05%
           Government Money Market Fund
               Class A                                               0.05%
           Money Market Fund
               Class A*                                              0.05%
               Class S                                               0.75%
           National Tax-Free Money Market Fund
               Class A                                               0.05%
           Treasury Plus Money Market Fund
               Class A                                               0.05%
               Class E                                               0.10%
           Prime Money Market Fund
               Class A                                               0.05%
           Overland Express Sweep Fund                               0.30%

     ____________________
     * The Plans for the Class A shares of the California Tax-Free Money Market Fund and the Money Market Fund provide only for reimbursement of actual expenses.

     The actual fee payable to the Distributor by the above-indicated Funds and Classes is determined, within such limits, from time to time by mutual agreement between the Company and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     The Institutional Class shares, the Administrative Class shares, the Service Class shares and the single class shares of the Money Market Trust currently do not have a distribution plan in place. Shareholders of these Funds do not pay any fees for distribution services.

     Defensive 12b-1 Plan.  The National Tax-Free Money Market Trust and
     --------------------
California Tax-Free Money Market Trust have entered into a "defensive" Distribution Plan under Rule 12b-1 of the 1940 Act (the "Defensive Plan"). The Defensive Plan reflects that, to the extent any fees paid pursuant to the servicing plan are deemed to be "primarily intended to result in the sale of shares" of the Funds, such fees are approved pursuant to the Defensive Plan.
The Defensive Plan will not result in any separate payment of fees by the Funds.

     For the year ended March 31, 1999, the Funds' Distributor received the following fees for the distribution-related services, as set forth below, under each Fund's distribution plans:

                                                                Printing &
                                                                 Mailing              Marketing           Compensation
       Fund                                Total                Prospectus            Brochures          to Underwriters
       ----                                -----                ----------            ---------          ---------------
California Tax-Free
   Money Market
      Class A                            $  180,128               $64,824             $115,304             $ [   ]

Government
   Money Market
      Class A                            $   29,227               $28,937             $    290             $ [   ]

Money Market
      Class A                            $  510,019               $95,949             $414,070             $ [   ]
      Class S                            $8,167,728                 N/A                  N/A               $ [   ]

Prime Money
   Market
      Class A                            $   27,375               $ 6,242             $ 21,133             $ [   ]

National Tax-Free
   Money Market
      Class A                            $   21,155               $21,155             $      0             $      0

Treasury Plus Money
   Market
      Class A                            $   37,035               $34,463             $  2,572             $ [   ]
      Class E                            $  179,328                  N/A                 N/A               $ [   ]

     For the periods indicated above, Wells Fargo Securities Inc. ("WFSI"), an affiliated broker-dealer of the Company, and its registered representatives received no compensation under the Fund's Plan.

     General.  Each Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Directors of the Company and the Non-Interested Directors. Any Distribution Agreement related to the Plans also must be approved by such vote of the Directors and Non-Interested Directors. Such Agreement will terminate automatically if assigned and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant Fund or by vote of a majority of the Non-Interested Directors on not more than 60 days' written notice. The Plans may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plans may be made except by a majority of both the Directors of the Company and the Non-Interested Directors.

     The Plans require that the Treasurer of the Company shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plans. The Rule also requires that the selection and nomination of Directors who are not "interested persons" of the Company be made by such disinterested Directors.

     Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Company, acts as a selling agent for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plans. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plans. The Board of Directors has concluded that the Plans are reasonably likely to benefit the Funds and their shareholders because the Plans authorize the relationships with selling agents, including Wells Fargo Bank, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.

     Shareholder Servicing Agent.  The Funds have approved a Shareholder
     ---------------------------
Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank, on behalf of their shares. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Company or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee from the applicable Fund, on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The amounts payable under the Shareholder Servicing Plan and

Agreements are shown below. The Servicing Plan and related Shareholder Servicing Agreements were approved by the Company's Board of Directors and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

                  Fund                                              Fee
                  ----                                              ---
           California Tax-Free Money Market Fund
               Class A                                             0.30%
           California Tax-Free Money Market Trust
               Class A                                             0.20%
           Government Money Market Fund
               Class A                                             0.25%
           Money Market Fund
               Class A                                             0.30%
               Class S                                             0.25%
           Money Market Trust                                      0.20%
           National Tax-Free Money Market Fund
               Class A                                             0.25%
               Institutional Class                                 0.20%
           National Tax-Free Money Market Trust                    0.20%
           Overland Express Sweep Fund                             0.30%
           Prime Money Market Fund
               Class A                                             0.30%
               Administrative Class                                0.15%
               Service Class                                       0.20%
               Institutional Class                                 0.25%
           Treasury Plus Money Market Fund
               Class A                                             0.30%
               Class E                                             0.30%
               Administrative Class                                0.15%
               Service Class                                       0.20%
               Institutional Class                                 0.25%

     For the periods indicated below, the dollar amounts of shareholder servicing fees paid for each class by the Fund to Wells Fargo Bank or its affiliates were as follows:


                                                                Year-Ended              Year-Ended
             Fund                                                3/31/99                 3/31/98
             ----                                               ----------              ----------
      California Tax-Free Money Market Fund
          Class A                                               $ 6,401,712             $ 4,865,940
      California Tax-Free Money Market Trust                    $ 1,127,689             $   372,771**
      Government Money Market Fund
          Class A                                               $   164,043             $   170,050
      Money Market Fund
          Class A                                               $23,073,231             $16,168,012
          Class S                                               $ 2,722,576             $ 2,138,175
      Money Market Trust                                        $ 1,052,523             $   658,406
      National Tax-Free Money Market Fund
          Class A                                               $   158,092             $         0
          Institutional Class                                   $         0             $         0
      National Tax-Free Money Market Trust                      $   452,878             $         0
      Overland Express Sweep Fund                               $ 8,401,108             $ 1,855,987
      Prime Money Market Fund
          Class A                                               $ 1,779,596             $   996,870
          Administrative Class                                  $   771,664             $   320,205*
          Service Class                                         $ 1,629,522             $ 1,116,755
          Institutional Class                                   $         0             $         0
      Treasury Plus Money Market Fund
          Class A                                               $ 1,448,993             $   466,221
          Class E                                               $ 1,889,196             $ 2,037,737
          Administrative Class                                  $   191,467             $    82,533*
          Service Class                                         $   907,530             $   810,798
          Institutional Class                                   $         0             $         0

     ____________________
     *     For the period begun December 15, 1997 and ended March 31, 1998.
     **    For the period begun May 5, 1997 and ended March 31, 1998.

     Each Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Directors of the Company, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Funds ("Non-Interested Directors"). Any form of servicing agreement related to a Servicing Plan also must be approved by such vote of the Directors and the Non-Interested Directors. Servicing agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Directors, including a majority of the Non-Interested Directors. No material amendment to the Servicing Plans or related Servicing Agreements may be made except by a majority of both the Directors of the Company and the Non-Interested Directors.

     Each Servicing Plan for Institutional Class Shares requires that the Administrator shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

     Custodian.  Wells Fargo Bank acts as Custodian for each Fund.  The
     ---------
Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank receives a net asset-based fee charge at the annual rate of 0.0167%, payable monthly, plus specified transaction charges. Wells Fargo Bank also provides portfolio accounting services under the Custody Agreement, and receives fees for such services as follows: a monthly base fee of $2,000 plus a net asset fee at the annual rate of 0.07% of the first $50,000,000 of a Fund's average daily net assets, 0.045% of the next $50,000,000, and 0.02% of the average daily net assets in excess of $100,000,000.

     For the year ended March 31, 1998, the Funds paid the following amount for custody or portfolio accounting services to Wells Fargo Bank.

                                                                        Custody Fees
                Fund                                                    Paid 3/31/99
                ----                                                    ------------
        California Tax-Free Money Market Fund                            $  377,762
        California Tax-Free Money Market Trust                           $   94,162
        Government Money Market                                          $   10,958
        Money Market Fund                                                $1,471,777
        Money Market Trust                                               $   87,886
        National Tax-Free Money Market Fund                              $   17,216
        National Tax-Free Money Market Trust                             $   37,815
        Overland Express Sweep Fund                                      $  473,760
        Prime Money Market                                               $  510,193
        Treasury Plus Money Market                                       $  366,353

     Transfer and Dividend Disbursing Agent.  BFDS, Inc. acts as transfer and
     --------------------------------------
dividend disbursing agent for the Funds. For providing these services, BFDS, Inc. is entitled to receive _____%. Prior to July 17, 1999, Wells Fargo Bank acted as transfer and dividend disbursing agent for the Funds. For providing such services, Wells Fargo Bank was entitled to receive monthly payments at the annual rates listed below of the average daily net assets of each class of shares of the Funds. Also listed below are the amounts paid for transfer agency services for the year ended March 31, 1999.


                                                                                        Transfer
                                                                                       Agency Fees
                Fund                                               Fee Level           Paid 3/31/99
                ----                                               ---------           ------------
           California Tax-Free Money Market Fund
               Class A                                               0.10%              $2,133,904
           California Tax-Free Money Market Trust                    0.02%              $  112,769
           Government Money Market Fund
               Class A                                               0.10%              $   65,617
           Money Market Fund
               Class A                                               0.10%              $7,691,076
               Class S                                               0.10%              $  987,635
           Money Market Trust                                        0.02%              $  105,252
           National Tax-Free Money Market Fund
               Class A                                               0.10%              $   63,237
               Institutional Class                                   0.02%              $    7,970
           National Tax-Free Money Market Trust                      0.02%              $   45,288
           Overland Express Sweep Fund                               0.10%              $2,800,370
           Prime Money Market Fund
               Class A                                               0.10%              $  593,229
               Administrative Class                                  0.02%              $  114,105
               Service Class                                         0.10%              $  814,761
               Institutional Class                                   0.02%              $  215,692

           Treasury Plus Money Market Fund
               Class A                                               0.10%              $  482,998
               Class E                                               0.10%              $  629,732
               Administrative Class                                  0.02%              $   25,533
               Service Class                                         0.10%              $  453,765
               Institutional Class                                   0.02%              $  100,032

     Underwriting Commissions.  The Funds do not assess any front-end sales
     ------------------------
loads or contingent deferred sales charges in connection with the purchase and redemption of shares, and therefore pay no underwriting commissions to the Distributor.


                            PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund or Class of shares in a Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a Class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year.

     Performance shown or advertised for the Class A shares of the Government Money Market Fund for periods prior to September 6, 1996, reflects performance of the Pacifica Government Money Market Fund, a predecessor portfolio with the same investment objective and policies as the Government Money Market Fund.

     Performance shown or advertised for the Class A shares of the Treasury Plus Money Market Fund for periods prior to September 6, 1996, reflects performance of the Service Class shares of the Pacifica Treasury Money Market Fund, a predecessor portfolio with the same investment objective and policies and the Treasury Plus Money Market Fund.

     Performance shown or advertised for the Institutional Class shares of the National Tax-Free Money Market Fund for periods prior to December 15, 1997, reflects the performance of the Fund's Class A shares, which commenced operations on April 2, 1996.

     Performance shown or advertised for the Institutional Class shares of the Prime Money Market and Treasury Plus Money Market Funds for periods prior to September 6, 1996, reflects the performance of the Institutional Class shares of the Pacifica predecessor portfolio, and for periods prior to August 11, 1995, reflects the performance of the Service Class shares of the corresponding Pacifica predecessor portfolio.

     Average Annual Total Return:  The Funds may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV.

     Average Annual Total Return for the Applicable Period Ended March 31, 1999
     --------------------------------------------------------------------------

                                                                               Five           Three          One
        Class A                                             Inception          Year           Year           Year
        -------                                             ---------          ----           ----           ----
California Tax-Free Money Market Fund                         2.62%            2.76%          2.72%          2.49%
Government Money Market Fund                                  5.27%            4.76%          4.77%          4.68%
Money Market Fund                                             4.31%            4.84%          4.88%          4.79%
National Tax-Free Money Market Fund                           2.81%             N/A           2.81%          2.60%
Treasury Plus Money Market Fund                               5.41%            4.83%          4.86%          4.62%
Prime Money Market Fund                                       6.88%            4.98%          5.03%          4.83%


         Institutional                                                          Five          Three           One
             Class                                          Inception           Year           Year           Year
         -------------                                      ---------          ------         ------         -----
National Tax-Free Money Market Fund                           2.99%             N/A           2.99%          3.01%
Prime Money Market Fund                                       7.12%            5.28%          5.42%          5.31%
Treasury Plus Money Market Fund                               5.66%            5.12%          5.22%          5.04%


                                                                               Five            Three            One
           Fund                                             Inception          Year            Year             Year
           ----                                             ---------          ----            ----             ----
Money Market Fund - Class S                                     4.31%           4.84%           4.88%            4.79%
Money Market Trust                                              4.84%           5.36%           5.45%            5.35%
Overland Express Sweep Fund                                     3.67%           4.31%           4.36%            4.26%
Treasury Plus Money Market Fund - Class E                       5.36%           4.71%           4.68%            4.62%
National Tax-Free Money Market Trust                            3.26%            N/A             N/A             3.16%
California Tax-Free Money Market Trust                          3.08%            N/A             N/A             2.93%


                  Administrative                                               Five           Three           One
                      Class                                Inception           Year            Year           Year
                  --------------                           ---------           ----            ----           ----
Prime Money Market Fund                                       7.07%            5.12%          5.15%          5.12%
Treasury Plus Money Market Fund                               5.60%            4.95%          4.95%          4.85%


                     Service                                                   Five           Three           One
                      Class                                Inception           Year            Year           Year
                     -------                               ---------           ----            ----           ----
Prime Money Market Fund                                       7.08%            5.16%          5.21%          5.10%
Treasury Plus Money Market Fund                               5.60%            4.99%          5.01%          4.83%


     Cumulative Total Return:  In addition to the above performance information,
     -----------------------
each Fund may also advertise the cumulative total return of the Fund.
Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

     Cumulative Total Return for the Applicable Period Ended March 31, 1999
     ----------------------------------------------------------------------

                                                                               Five           Three
           Class A                                         Inception           Year            Year
           -------                                         ---------           ----            ----
California Tax-Free Money Market Fund                        20.66%           14.69%          8.38%
Government Money Market Fund                                 75.46%           26.15%         15.02%
Money Market Fund                                            32.94%           26.67%         15.35%
National Tax-Free Money Market Fund                           6.67%            N/A            6.67%
Treasury Plus Money Market Fund                             103.61%           26.60%         15.30%
Prime Money Market Fund                                     231.16%           27.52%         15.88%

                  Institutional                                            Five           Three
                      Class                            Inception           Year            Year
                  -------------                        ---------           ---             ----
National Tax-Free Money Market Fund                       9.23%            N/A            9.23%
Prime Money Market Fund                                 244.65%           29.33%         17.15%
Treasury Plus Money Market Fund                         109.92%           28.33%         16.49%



            Fund                                         Inception         Five Year           Three Year
            ----                                         ---------         ---------           ----------
Money Market Fund - Class S                                26.67%             22.12%               13.05%
Money Market Trust                                         50.09%             29.96%               17.26%
Overland Express Sweep Fund                                31.02%             23.47%               13.65%
Treasury Plus Money Market Fund - Class E                 102.43%             25.88%               14.70%
National Tax-Free Money Market Trust                        4.51%              N/A                  N/A
California Tax-Free Money Market Trust                      6.00%              N/A                  N/A


                  Administrative                                           Five           Three
                      Class                            Inception           Year            Year
                  --------------                       ----------          ----            ----
Prime Money Market Fund                                  242.11%           28.38%         16.25%
Treasury Plus Money Market Fund                          108.31%           27.35%         15.59%

                     Service                                               Five           Three
                      Class                            Inception           Year            Year
                     -------                           ---------           ----            ----
Prime Money Market Fund                                 242.11%           28.38%         16.25%
Treasury Plus Money Market Fund                         108.65%           27.56%         15.78%


     Yield Calculations:  The Funds may, from time to time, include their
     ------------------
yields, tax-equivalent yields (if applicable) and effective yields in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Funds are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period ("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

                           YIELD = 2[(a - b + 1)/6/ -1]
                                      -----
                                       Cd

     where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

     Tax-Equivalent Yield:  Quotations of tax-equivalent yield for a Tax-Free
     --------------------
Fund are calculated according the following formula:

                        TAX EQUIVALENT YIELD = ( E ) + t
                                                ---
                                               1 - p
                           E = Tax-exempt yield
                           p = stated income tax rate
                           t = taxable yield

     Effective Yield:  Effective yields for the Funds are based on the change in
     ---------------
the value of a hypothetical investment (exclusive of capital changes) over a particular seven-day (or thirty-day) period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/7 (or 365/30 for thirty-day yield), with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

          Effective Seven-Day Yield = [(Base Period Return +1)365/7]-1

             Yield for the Applicable Period Ended March 31, 1999
             ----------------------------------------------------

                                                       Seven-Day         Seven-Day                         Thirty-Day
                                       Seven-Day       Effective      Tax-Equivalent      Thirty-Day     Tax-Equivalent
                 Class A                 Yield           Yield            Yield/1/          Yield            Yield/1/
                 -------                 -----           -----            --------          -----            --------
     California Tax-Free Money
        Market Fund                        2.23%         2.25%              4.07%          2.20%               4.02%
     Government Money Market               4.26%         4.35%              7.78%          4.25%               7.76%
     Money Market Fund                     4.27%         4.36%              7.79%          4.28%               7.81%
     National Tax-Free Money
        Market Fund                        2.46%         2.49%              4.07%          2.34%               3.87%
     Treasury Plus Money Market
        Fund                               4.24%         4.33%              7.74%          4.21%               7.69%
     Prime Money Market Fund               4.29%         4.38%              7.83%          4.27%               7.79%

--------------------
/1/ Based on a combined state and federal income tax rate of 45.22%, except for the National Tax-Free Money Market Fund which is based on a federal tax rate of 39.6%.

                                                    Seven-Day           Seven-Day                              Thirty-Day
Institutional                       Seven-Day       Effective        Tax-Equivalent        Thirty-Day        Tax-Equivalent
Class                                 Yield           Yield             Yield/1/               Yield              Yield/1/
-------------                      ----------       ---------        --------------        ----------        --------------
National Tax-Free Money
   Market Fund                        2.86%           2.90%               4.74%               2.74%               4.54%
Prime Money Market Fund               4.79%           4.90%               8.74%               4.78%               8.73%
Treasury Plus Money
   Market Fund                        4.64%           4.75%               8.47%               4.61%               8.42%

--------------------
/1/    Based on a federal income tax rate of 39.6%.

                                                                               Seven-Day
                                                          Seven-Day            Effective          Thirty-Day
Administrative Class                                        Yield                Yield               Yield
--------------------                                      ---------            ---------          -----------
Prime Money Market Fund                                     4.59%               4.69%               4.58%
Treasury Plus Money Market Fund                             4.44%               4.54%               4.41%

                                                                               Seven-Day
                                                          Seven-Day            Effective          Thirty-Day
Service Class                                               Yield                Yield               Yield
-------------                                             ---------            ---------          ----------
Prime Money Market Fund                                     4.59%               4.69%               4.58%
Treasury Plus Money Market Fund                             4.44%               4.54%               4.41%


                                                                               Seven-Day
                                                          Seven-Day            Effective          Thirty-Day
Fund                                                        Yield                Yield               Yield
----                                                      ---------            ---------          ----------
Money Market Fund - Class S                                 3.60%               3.67%               3.61%
Money Market Trust                                          4.82%               4.94%               4.84%
Overland Express Sweep Fund                                 3.78%               3.85%               3.79%
Treasury Plus Money Market Fund - Class E                   4.24%               4.33%               4.21%
National Tax-Free Money Market Trust                        2.84%               2.88%               2.81%
California Tax-Free Money Market Trust                      2.65%               2.68%               2.62%

     From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Company may quote the performance or price-earning ratio of a Fund or Class in advertising and other types of literature as compared to the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold

Investment Averages (provided by World Gold Council), Bank Averages (which are calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of the Funds or a Class also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. The Funds' comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

     Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a Class with that of competitors. Of course, past performance cannot be a guarantee of future results. The Company also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

     The Company also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in a Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of a Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in a Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which a Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate a Fund's historical performance or current or potential value with respect to the particular industry or sector.

     In addition, the Company also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Company also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Company also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Company may compare the Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

     From time to time, the Funds may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Stagecoach Funds, provides various services to its customers that are also shareholders of the Funds.
These services may include access to Stagecoach Funds' account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Stagecoach Funds account statements."

     The Company also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management (formerly, Wells Fargo Investment Management), a division of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Company may also disclose in advertising and other types of sales literature the assets and categories of assets under management by the Company's investment advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of August 1, 1998, Wells Fargo Bank and its affiliates provided investment advisory services for approximately $63 billion of assets of individual, trusts, estates and institutions and $32 billion of mutual fund assets.

     The Company also may discuss in advertising and other types of literature the features, terms and conditions of Wells Fargo Bank accounts through which investments in the Funds may be made via a "sweep" arrangement, including, without limitation, the Managed Sweep Account, Money Market Checking Account, California Tax-Free Money Market Checking Account, Money Market Access Account and California Tax-Free Money Market Access Account (collectively, the "Sweep Accounts"). Such advertisements and other literature may include, without limitation, discussions of such terms and conditions as the minimum deposit required to open a Sweep Account, a description of the yield earned on shares of the Funds through a Sweep Account, a description of any monthly or other service charge on a Sweep Account and any minimum required balance to waive such service charges, any overdraft protection plan offered in connection with a Sweep Account, a description of any ATM or check privileges offered in connection with a Sweep Account and any other terms, conditions, features or plans offered in connection with a Sweep Account. Such advertising or other literature may also include a discussion of the advantages of establishing and maintaining a Sweep Account, and may include statements from customers as to the reasons why such customers have established and maintained a Sweep Account.

     The Company may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Company may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.


                       DETERMINATION OF NET ASSET VALUE

     Net asset value per share for the California Tax-Free Money Market Fund, National Tax-Free Money Market Fund, National Tax-Free Money Market Trust and Overland Express Sweep Fund is determined as of 9:00 a.m. (Pacific time) on each day such Funds are open for business. Net asset value per share for the California Tax-Free Money Market Trust, Government Money Market Fund, Money Market Fund and Money Market Trust is determined as of 12:00 p.m. (Pacific time) on each day such Funds are open for business. Net asset value per share of the Treasury Plus Money Market Fund and Prime Money Market Fund is determined as of 2:00 p.m. (Pacific time) on each day such Funds are open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Funds' shares.

     Each Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Funds would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Funds' portfolio on a particular day, a prospective investor in the Funds would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

     Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, a Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board of Directors to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, a Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Directors, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Directors. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations. It is the intention of the Funds to maintain a per share net asset value of $1.00, but there can be no assurance that each Fund will do so.

     Instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (a) a government security with a variable rate of interest readjusted no less frequently than every thirteen months may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur or, where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.


                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day the Funds are open for business (a "Business Day"). The Funds are open on any day Wells Fargo Bank is open. Wells Fargo Bank is open Monday through Friday and is closed on federal bank holidays. Currently, those holidays are New Year's Day, President's Day, Martin Luther King Jr. Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

     Purchase orders for a Fund received before such Fund's NAV calculation time generally are processed at such time on that Business Day. Purchase Orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the trading markets for both U.S. government securities and money market instruments close early, the Funds will close early. On these days, the net asset value calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier than previously mentioned.

     Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Company may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Company's responsibilities under the 1940 Act. In addition, the Company may redeem shares involuntarily to reimburse the Funds for any losses sustained by reason of the failure of a shareholders to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund.

     Investors in Norwest Advantage Funds.  Class A shareholders of the Norwest
     ------------------------------------
Advantage Funds who redeem shares at net asset value may use the redemption proceeds to purchase Class A shares of the Stagecoach Funds at net asset value (without a sales charge). A reciprocal sales load waiver is available to the Class A shareholders of Stagecoach Funds, who may use redemption proceeds to purchase Class A shares of the Norwest Advantage Funds at net asset value.


                            PORTFOLIO TRANSACTIONS

     The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Company's Board of Directors, Wells Fargo Bank is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Company to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Funds may purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Directors.

     Wells Fargo Bank, as the Investment Advisor of each of the Funds, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for a Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Funds.

     For the fiscal year ended March 31, 1999, the Company paid [$6,871,000] in commissions to various broker/dealers in connection with such allocated transactions.

     Brokerage Commissions.  The Funds did not pay any brokerage commissions on
     ---------------------
portfolio transactions for the last three fiscal years ended March 31, 1999.

     Securities of Regular Broker/Dealers.  As of March 31, 1999, the Funds
     ------------------------------------
owned securities of their "regular brokers or dealers" or their parents, as defined in the 1940 Act, as follows:

Fund                                     Broker/Dealers                           Amount
----                                     --------------                           ------
California Tax-Free Money Market
 Fund

California Tax-Free Money
  Market Trust

Government Money                         Goldman Sachs & Co.                      $
  Market Fund                            HSBC Securities                          $
                                         J.P. Morgan Securities                   $

Money Market Fund                        Goldman Sachs & Co.                      $
                                         J.P. Morgan Securities                   $
                                         Merrill Lynch                            $
                                         Morgan Stanley                           $

Money Market Trust                       Goldman Sachs & Co.                      $
                                         J.P. Morgan Securities                   $
                                         Morgan Stanley                           $

National Tax-Free Money Market Fund

National Tax-Free Money
  Market Trust

Fund                                   Broker/Dealers                          Amount
----                                   --------------                          ------
Overland Express Sweep                 Goldman Sachs & Co.                      $
  Fund                                 J.P. Morgan Securities                   $
                                       Morgan Stanley                           $

Prime Money Market                     Goldman Sachs & Co.                      $
  Fund                                 HSBC Securities                          $
                                       J.P. Morgan Securities                   $
                                       Morgan Stanley                           $

Treasury Plus Money                    Goldman Sachs & Co.                      $
  Market Fund                          HSBC Securities                          $
                                       J.P. Morgan Securities                   $
                                       Morgan Stanley                           $


     Portfolio Turnover.  The portfolio turnover rate is not a limiting factor
     ------------------
when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.


                                 FUND EXPENSES

     From time to time, Wells Fargo Bank and Stephens may waive fees from the Funds in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance. Except for the expenses borne by Wells Fargo Bank and Stephens, the Company bears all costs of its operations, including the compensation of its Directors who are not affiliated with Stephens or Wells Fargo Bank or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to a Fund are charged against a Fund assets. General expenses of the Company are allocated among all of the funds of the Company, including a Fund, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Company's Board of Directors deems equitable.


                             FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectuses of each Fund describe generally the tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning Federal income taxes.

     General.  The Company intends to qualify each Fund as a regulated
     -------
investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. Each Fund will be treated as a separate entity for Federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied to each Fund, rather than to the Company as a whole. In addition, net capital gains, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net investment income and capital gains distributed to its shareholders.

     Qualification as a regulated investment company under the Code requires, among other things, that each Fund (a) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

     The Funds also must distribute or be deemed to distribute to their shareholders at least 90% of their net investment income (which, for this purpose, includes net short-term capital gains) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.

     In addition, a regulated investment company must, in general, derive less than 30% of its gross income from the sale or other disposition of securities or options thereon held for less than three months. However, this restriction has been repealed with respect to a regulated investment company's taxable years beginning after August 5, 1997.

     Excise Tax.  A 4% nondeductible excise tax will be imposed on each Fund
     ----------
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Fund Investments.  Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by a Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

     Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

     Capital Gain Distributions.  Distributions which are designated by a Fund
     --------------------------
as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do exceed the Fund's actual net capital gains for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Other Distributions.  For Federal income tax purposes, a Fund's earnings
     -------------------
and profits will be determined at the end of each taxable year and will be allocated pro rata over the entire year. For Federal income tax purposes, only amounts paid out of earnings and profits will qualify as dividends. Thus, if during a taxable year a Fund's declared dividends (as declared daily throughout the year) exceed the Fund's net income (as determined at the end of the year), only that portion of the year's distributions which equals the year's earnings and profits will be deemed to have constituted a dividend. It is expected that each Fund's net income, on an annual basis, will equal the dividends declared during the year.

     Disposition of Fund Shares.  A disposition of Fund shares pursuant to a
     --------------------------
redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to be received in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates.  As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding.  The Company may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the Taxpayer Identification Number ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Company that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Company also could subject the investor to penalties imposed by the IRS.

     Foreign Shareholders.  Under the Code, distributions of net investment
     --------------------
income by the Funds to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Distributions of capital gains are generally not subject to tax withholding.

     New Regulations.  On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 1999, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders that will be subject to U.S. income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

     Tax-Deferred Plans.  The [Non-Retail] Classes of shares of the Funds are
     ------------------
available for a variety of tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs and Education IRAs, which permit investors to defer some of their income from taxes. Investors should contact their selling agents for details concerning retirement plans.

Special Tax Considerations for California Tax-Free Money Market Fund, California
--------------------------------------------------------------------------------
Tax-Free Money Market Trust, National Tax-Free Money Market Fund and National
-----------------------------------------------------------------------------
Tax-Free Money Market Trust
---------------------------

General

     The California Tax-Free Money Market Fund, California Tax-Free Money Market Trust, National Tax-Free Money Market Fund and National Tax-Free Money Market Trust intend that at least 50% of the value of each Fund's total assets at the close of each quarter of its taxable years will consist of obligations the interest on which is exempt from Federal income tax, so that they will qualify under the Code to pay "exempt-interest dividends." The portion of total dividends paid by the Funds with respect to any taxable year that constitutes exempt-interest dividends will be the same for all shareholders receiving dividends during such year. In general, exempt-interest dividends will be exempt from Federal income taxation in the hands of the Funds' shareholders. Long-term and/or short-term capital gain distributions will not constitute exempt-interest dividends and will be taxed as capital gain or ordinary income dividends, respectively. The exemption of interest income derived from investments in tax-exempt obligations for Federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

     Not later than 60 days after the close of its taxable year, the Funds will notify its respective shareholders of the portion of the dividends paid with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by a Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of a Fund will not be deductible to the extent that the Fund's distributions are exempt from Federal income tax.

     In addition, the Federal alternative minimum tax ("AMT") rules ensure that at least a minimum amount of tax is paid by taxpayers who obtain significant benefit from certain tax deductions and exemptions. Some of these deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating AMT. Among the tax preference items is tax-exempt interest from "private activity bonds" issued after August 7, 1986. To the extent that a Fund invests in private activity bonds, its shareholders who pay AMT will be required to report that portion of Fund dividends attributable to income from the bonds as a tax preference item in determining their AMT. Shareholders will be notified of the tax status of distributions made by the Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in a Fund. Furthermore, shareholders will not be permitted to deduct any of their share of the Fund's expenses in computing their AMT. With respect to a corporate shareholder of such Funds, exempt-interest dividends paid by a Fund is included in the corporate shareholder's "adjusted current earnings" as part of its AMT calculation, and may also affect its Federal "environmental tax" liability. As of the printing of this SAI, individuals are subject to an AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about AMT should consult their tax advisors.

     Distributions other than exempt-interest dividends, including distributions of interest in municipal securities issued by other issuers and all long-term and short-term capital gains will be subject to state income tax unless specifically exempted by statute.

     Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and IRAs (including Education IRAs, Spousal IRAs and Roth
IRAs) since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of dividends from the Funds.

California Tax-Free Money Market Fund

     Individuals, trusts and estates resident in California will not be subject to California personal income tax on dividends from the California Tax-Free Money Market Fund that represent tax-exempt interest paid on municipal obligations of the State of California, its political subdivisions, direct obligations of the U.S. government and certain other issuers, including Puerto Rico, Guam, and the U.S. Virgin Islands. Such individuals, trusts and estates will be subject to California personal income tax on other distributions received from the California Tax-Free Money Market Fund, including distributions of interest on municipal obligations issued by other issuers and all capital gains.

     Except as noted above with respect to California personal income taxation of individuals, trusts and estates resident in California, dividends and distributions from the California Tax-Free Money Market Fund may be taxable to investors under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

     Shareholders of the California Tax-Free Money Market Fund should consult their own tax advisors about other state and local tax consequences of their investments in the Fund, including consequences to California part-year residents, which may be different than the federal income tax consequences of such investments. The Company makes no representations as to California state and local taxes that may be imposed on a corporate investor in the California Tax-Free Money Market Fund and encourages such investors to consult with their own tax advisors.

National Tax-Free Money Market Fund

     Investors are advised to consult their tax advisors concerning the application of state and local taxes, which may have different consequences from those under federal income tax law.

     Other Matters.  Investors should be aware that the investments to be made
     -------------
by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the

Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the Federal tax considerations generally affecting investments in the Funds. Each investor is urged to consult his or her tax advisor regarding specific questions as to Federal, state, local or foreign taxes.


                                 CAPITAL STOCK

     The Funds are ten of the funds in the Stagecoach Family of Funds. The Company was organized as a Maryland corporation on September 9, 1991, and currently offers shares of over thirty funds.

     Most of the Company's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Company's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in a fund represents an equal, proportionate interest in a fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-
1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

     With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one Series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract since it affects only one Fund, is a matter to be determined separately by each Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

     As used in the Prospectus and in this SAI, the term "majority" when referring to approvals to be obtained from shareholders of a Class of a Fund, means the vote of the lesser of (i) 67% of the shares of such class of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of such Class Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such Class of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Company as a whole, means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the Company's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Company's outstanding shares.

     Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Company.

     The Company may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Directors. In the event of the liquidation or dissolution of the Company, shareholders of a Fund or class are entitled to receive the assets attributable to the Fund or class that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.

     Set forth below as of June 30, 1999, is the name, address and share ownership of each person known by the Company to have beneficial or record ownership of 5% or more of a class of each Fund or 5% or more of the voting securities of each Fund as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.


                      5% OWNERSHIP AS OF [JUNE 30, 1999]


                                         Name and                        Class; Type        Percentage    Percentage
         Fund                             Address                       of Ownership         of Class       of Fund
-----------------------   ---------------------------------------   ---------------------   -----------   -----------
CALIFORNIA TAX-           Wells Fargo Bank                          Class A                      72.94%        72.94%
FREE MONEY                P.O. Box 7066                             Beneficially Owned
MARKET FUND               San Francisco, CA  94120

                          Virg. & Co.                               Class A                      10.90%        10.90%
                          Attn:  MF Dept. A88-4
                          POB 9800
                          Calabasas, CA  91372-0800

                          Dean Witter Reynolds                      Class A                       5.19%         5.19%
                          FBO Wells Fargo Securities Inc.
                          5 World Trade Center
                          6th Floor
                          New York, NY  10048

CALIFORNIA TAX-FREE       VIRG & Co.                                Record                       95.92%
MONEY MARKET TRUST        Attn: MF Dept A88-4                       Holder
                          POB 9800
                          Calabasas, CA 91372-0800

MONEY MARKET FUND         Wells Fargo Bank                          Class A                      93.38%        80.46%
                          P.O. Box 7066                             Beneficially Owned
                          San Francisco, CA  94120

GOVERNMENT                Wells Fargo Bank (Trustee)                Class A                      38.46%        38.44%
MONEY MARKET FUND         Choicemaster                              Record Holder
                          Attn: Mutual Funds A88-4
                          P.O. Box 9800
                          Calabasas, CA  91372

                          First Interstate Bank of California       Class A                      42.63%        42.62%
                          Attn: Fund Accounting ACM Desk            Record Holder
                          26610 W. Agoura Road
                          Calabasas, CA  91302

                          Dean Witter Reynolds                      Class A                       5.19%         5.19%
                          FBO Wells Fargo Securities Inc.
                          5 World Trade Center
                          6th Floor
                          New York, NY  10048

NATIONAL TAX-             Wells Fargo Bank                          Class A                      83.01%        83.01%
FREE MONEY                P.O. Box 7066                             Beneficially Owned
MARKET FUND               San Francisco, CA  94120

                          Dean Witter Reynolds                      Class A                       6.22%         N/A
                          FBO Wells Fargo Securities Inc.           Record Holder
                          5 World Trade Center
                          6th Floor
                          New York, NY  10048

                          Wells Fargo Bank                          Class A
                          FBO Money Market Checking                 Beneficially
                          Omnibus Acct.                             Owned
                          P.O. Box 7066
                          San Francisco, CA  94120

PRIME MONEY MARKET FUND   Wells Fargo Bank                          Institutional Class           6.00%         N/A
                          Attn: Investment Sweep T-15               Record Holder
                          1300 S.W. Fifth Avenue
                          Portland, OR  97201-5688

                          Virg & Co.                                Institutional Class          42.04%         8.87%
                          Attn: MF Dept. A88-4                      Record Holder
                          P.O. Box 9800
                          Calabasas, CA  91372-0800

                          Hare & Co.                                Institutional Class          13.55%         N/A
                          Bank of New York                          Record Holder
                          One Wall Street, 2nd Floor
                          Attn: STIF/Master Note
                          New York, NY  10005-2501

                          Virg. & Co.                               Class A                      28.31%         6.03%
                          Attn: MF Dept. A88-4                      Record Holder
                          P.O. Box 9800
                          Calabasas, CA  91372-0800

                          Hare & Co.                                Class A                      44.30%         9.43%
                          Bank of New York                          Record Holder
                          One Wall Street, 2nd Floor
                          Attn: STIF/Master Note
                          New York, NY  10005-2501

                          Dean Witter Reynolds                                                   24.38%         5.19%
                          FBO Wells Fargo Securities
                          5 World Trade Center, 6th Floor
                          New York, NY  10048

                          Virg & Co.                                Service Class                30.28%         5.08%
                          Attn: MF Dept. A88-4                      Record Holder
                          P.O. Box 9800
                          Calabasas, CA  91372-0800

                          Hare & Co                                 Service Class                48.58%         8.15%
                          Bank of New York                          Record Holder
                          One Wall Street, 2nd Floor
                          Attn: STIF/Master Note
                          New York, NY  10005-2501

TREASURY PLUS             Wells Fargo Bank                          Institutional Class          35.57%         8.29%
MONEY MARKET              Attn: Investment Sweep T-15               Record Holder
FUND                      1300 S.W. Fifth Avenue
                          Portland, OR  97201-5688

                          VIRG & Co.                                Institutional Class          28.57%         6.65%
                          Attn: MF Dept. ABB-4                      Record Holder
                          P.O. Box 9800
                          Calabasas, CA  91372-0800

                          Castle Tower Holding Corporation          Institutional Class           8.93%         N/A
                          510 Bering Drive, STE 310                 Record Holder
                          Houston, TX  77057

                          Hare & Co                                 Institutional Class           8.49%         N/A
                          Bank of New York                          Record Holder
                          One Wall Street, 2nd Floor
                          Attn: STIF/Master Note
                          New York, NY  10005-2501

                          Virg & Co.                                Class A                      29.50%         5.66%
                          Attn: MF Dept. A88-4                      Record Holder
                          P.O. Box 9800
                          Calabasas, CA  91372-0800

                          Hare & Co.                                Class A                       5.28%         N/A
                          Bank of New York                          Record Holder
                          One Wall Street, 2nd Floor
                          Attn:  STIF/Master Note
                          New York, NY  10005-2501

                          Dean Witter Reynolds                      Class A                      15.09%         N/A
                          FBO Wells Fargo Securities Inc.           Record Holder
                          5 World Trade Center, 6th Floor
                          New York, NY  10048

                          WFB-Wholesale Sweep                       Class A                      45.09%         8.65%
                          3440 Walnut Avenue, Building B            Record Holder
                          Attn:  Mimi Johnson MAC 0247-018
                          Fremont, CA  94538-2210

                          Hare & Co                                 Class E                     100.00%        35.93%
                          Bank of New York                          Record Holder
                          One Wall Street, 2nd Floor
                          Attn: STIF/Master Note
                          New York, NY  10005-2501

                          Wells Fargo Bank, TTEE                    Service Class                 9.08%         N/A
                          FBO Choicemaster                          Record Holder
                          Attn:  Mutual Funds
                          P.O. Box 9800
                          Calabasas, CA  91372-0800

                          Virg & Co.                                Service Class                20.05%         N/A
                          Attn: MF Dept. A88-4                      Record Holder
                          P.O. Box 9800
                          Calabasas, CA  91372-0800

                          Hare & Co                                 Service Class                50.98%        7.52%
                          Bank of New York                          Record Holder
                          One Wall Street, 2nd Floor
                          Attn: STIF/Master Note
                          New York, NY  10005-2501

                          Wells Fargo Bank Agent FBO                Administrative Class         19.96%         N/A
                          Orlandi #143242                           Record Holder
                          Mutual Funds #0187-112 AU #6971
                          201 3rd Street, 11th Floor
                          San Francisco, CA  94163

                          Wells Fargo Bank Agent For                Administrative Class          5.38%         N/A
                          Interlink Computer Science 146952         Record Holder
                          c/o SSP MAC 0187-112
                          201 3rd Street, 11th Floor
                          San Francisco, CA  94163

                          EKOS Corporation                          Administrative Class          6.57%         N/A
                          22122 20th Avenue S.E., Suite 148         Record Holder
                          Bothell, WA  98021

                          Virg & Co.                                Record Holder                97.84%
                          Attn: MF Dept. A88-4
                          P.O. Box 9800
                          Mutual Funds MAC-9139-027
                          Calabasas, CA  91302

OVERLAND                  WFB-Wholesale Sweep                       Single Class                100.00%
EXPRESS SWEEP             3440 Walnut Avenue, Building B            Record Holder
FUND                      Attn:  Mimi Johnson,
                          MAC 0247-018
                          Fremont, CA  94538-2210

MONEY MARKET              Virg. & Co.                               Record Holder                97.84%
TRUST                     Attn:  MF Dept. A88-4
                          P.O. Box 9800
                          Mutual Funds MAC-9139-027
                          Calabasas, CA  91302

NATIONAL TAX-             Virg. & Co.                               Record Holder               100.00%
FREE MONEY                Attn:  MF Dept. A88-4
MARKET TRUS               P.O. Box 9800
                          Mutual Funds MAC-9139-027
                          Calabasas, CA  91302

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund) or is identified as the holder of record or more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

       The Company's Registration Statement, including the Prospectus and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.


                                    COUNSEL

       Morrison & Forester LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus.


                             INDEPENDENT AUDITORS

       KPMG LLP has been selected as the independent auditors for the Company. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.


                             FINANCIAL INFORMATION

       The portfolios of investments, audited financial statements and independent auditors' report for the Funds as of and for the year ended March 31, 1999 are hereby incorporated by reference to the Company's Annual Reports as filed with the SEC on [June 9, 1998].

       Annual and Semi-Annual Reports may be obtained by calling 1-800-222-8222.

                                   APPENDIX

       The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

Corporate and Municipal Bonds
-----------------------------

       Moody's:  The four highest ratings for corporate and municipal bonds are
       -------
"Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds have speculative characteristics as well. Moody's applies numerical modifiers: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

       S&P:  The four highest ratings for corporate and municipal bonds are
       ---
"AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the highest rated issued only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

Municipal Notes
---------------

       Moody's:  The highest ratings for state and municipal short-term
       -------
obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality." Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins of protections "ample although not as large as in the preceding group." Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for, but lacking the strength of the preceding grades.

       S&P:  The "SP-1" rating reflects a "very strong or strong capacity to pay
       ---
principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

Corporate and Municipal Commercial Paper
----------------------------------------

       Moody's:  The highest rating for corporate and municipal commercial paper
       -------
is "P-1" (Prime-1). Issuers rated "P-1" have a "superior capacity for repayment of short-term promissory obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of short-term promissory obligations," but earnings trends, while sound, will be subject to more variation.

       S&P:  The "A-1" rating for corporate and municipal commercial paper
       ---
indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+." Commercial paper with a strong capacity for timely payments on issues will be rated "A-2."

Corporate Notes
---------------

       S&P:  The two highest ratings for corporate notes are "SP-1" and "SP-2."
       ---
The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

                            STAGECOACH FUNDS, INC.
                   SEC Registration Nos. 33-42927; 811-6419

                                    PART C

                               OTHER INFORMATION


Item 23.  Exhibits
          --------

   Exhibit
   Number                        Description
   ------                        -----------

    (a)(1)       - Amended and Restated Articles of Incorporation dated November
                   22, 1995, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

    (a)(2)       - Articles Supplementary, incorporated by reference to Post-
                   Effective Amendment No. 43 to the Registration Statement filed March 30, 1998.

    (b)          - By-Laws, incorporated by reference to Post-Effective
                   Amendment No. 31 to the Registration Statement, filed May 15, 1997.

    (c)          - Not Applicable

    (d)(1)       - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement filed March 1, 1999.

    (d)(2)       - Sub-Advisory Contract with Wells Capital Management on behalf of various Funds, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    (e)(1)       - Sub-Advisory Contract with Barclays Global Fund Advisors on behalf of the Asset Allocation, Equity Index, Index Allocation, and U.S. Government Allocation Funds, incorporated by reference to Post-Effective Amendment No. 48, filed July 31, 1998.

    (e)(2)       - Amended Distribution Agreement with Stephens Inc.,
                   incorporated by reference to Post-Effective Amendment No. 50, filed November 30, 1998.

    (f)          - Selling Agreement with Wells Fargo Bank, N.A. on behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    (g)(1)       - Not Applicable

    (g)(2)       - Custody Agreement with Wells Fargo Institutional Trust
                   Company, N.A. on behalf of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    (g)(3)       - Addendum No. 1 to the Custody Agreement with Wells Fargo
                   Institutional Trust Company, N.A. on behalf of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    (g)(4)       - Custody Agreement with Wells Fargo Institutional Trust
                   Company, N.A. on behalf of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    (g)(5)       - Addendum No. 1 to the Custody Agreement with Wells Fargo
                   Institutional Trust Company, N.A. on behalf of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    (g)(6)       - Custody Agreement with Wells Fargo Institutional Trust
                   Company, N.A. on behalf of the Equity Index, (formerly, Corporate Stock) Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    (g)(7)       - Addendum No. 1 to the Custody Agreement with Wells Fargo
                   Institutional Trust Company, N.A. on behalf of the Equity Index (formerly, Corporate Stock) Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    (g)(8)       - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    (g)(9)       - Amendment No. 2 to the Custody Agreement with Wells Fargo
                   Institutional Trust Company, N.A. on behalf of the California Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    (g)(10)      - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    (g)(11)      - Amendment No. 2 to the Custody Agreement with Wells Fargo
                   Bank, N.A. on behalf of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    (g)(12)      - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Growth (formerly, Growth and Income) Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    (g)(13)      - Amendment No. 2 to the Custody Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Growth (formerly, Growth and Income) Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    (g)(14)      - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the U.S. Government Income (formerly, Ginnie Mae) Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    (g)(15)      - Amendment No. 2 to the Custody Agreement with Wells Fargo
                   Bank, N.A. on behalf of the U.S. Government Income (formerly, Ginnie Mae) Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    (g)(16)      - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Money Market Fund, incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, filed May 1, 1992.

    (g)(17)      - Amendment No. 1 to the Custody Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Money Market Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    (g)(18)      - Amendment No. 2 to the Custody Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Money Market Mutual Fund (formerly, the Money Market Fund), incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    (g)(19)      - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Income Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

    (g)(20)      - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Diversified Equity (formerly, Diversified Income) Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

    (g)(21)      - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Short-Intermediate U.S. Government Income Fund, incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, filed February 10, 1994.

    (g)(22)      - Amendment No. 1 to the Custody Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Short-Intermediate U.S. Government Income Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    (g)(23)      - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the National Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement, filed April 29, 1996.

    (g)(24)      - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed February 28, 1996.

    (g)(25)      - Custody Agreement with Wells Fargo Bank on behalf of the
                   Arizona Tax-Free, Balanced, Equity Value, Government Money Market Mutual, Index Allocation, Intermediate Bond, Money Market Trust, National Tax-Free, Oregon Tax-Free, Overland Express Sweep, Prime Money Market Mutual, Short-Term Government-Corporate Income, Short-Term Municipal Income, Treasury Money Market Mutual and Variable Rate Government Funds, filed September 25, 1997.

    (g)(26)      - Form of Custody Agreement with Wells Fargo Bank, N.A. on behalf of the 100% Treasury Money Market Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    (g)(27)      - Administration Agreement with Wells Fargo Bank, N.A. on
                   behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    g(28)        - Co-Administration Agreement with Wells Fargo Bank, N.A. and
                   Stephens Inc. on behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement, filed November 30, 1998.

    (g)(29)      - Agency Agreement with Wells Fargo Bank, N.A. on behalf of the
                   Funds, incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement, filed November 30, 1998.

    (g)(30)      - Form of Shareholder Servicing Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement, filed November 30, 1998.

    (g)(31)      - Servicing Plan as consolidated to include all classes of the
                   Funds, incorporate by reference to Post-effective Amendment No. 50 to the Registration Statement, filed November 30, 1998.

    (h)          - Not Applicable.

    (i)          - Opinion and Consent of Counsel, filed herewith.

    (j)          - Not Applicable.

    (k)          - Investment letter, incorporated by reference to Item 24(b) of
                   Pre-Effective Amendment No. 1 to the Registration Statement, filed November 29, 1991.

    (l)          - Not Applicable.

    (m)(1)       - Distribution Plan on behalf of various classes and Funds, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    (m)(2)       - Distribution Plan on behalf of the Asset Allocation Fund,
                   California Tax-Free Bond Fund, California Tax-Free Income Fund, California Tax-Free Money Market Mutual Fund, Diversified Equity Income Fund, Growth Fund, Money Market Mutual Fund, Short-Intermediate U.S. Government Income Fund, U.S. Government Allocation Fund and U.S. Government Income Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    (m)(3)       - Distribution Plan on behalf of the California Tax-Free Money
                   Market Trust and National Tax-Free Money Market Trust, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    (n)(1)       - Financial Data Schedules for the fiscal period ended February
                   28, 1999, for the Allocation Funds is incorporated by reference to the Form N-SAR, filed April 30, 1999.

    (o)(1)       - -Rule 18f-3 Multi-Class Plan, as amended, incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement, filed November 30, 1998.

Item 24.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

          As of March 1, 1999, the Registrant did not directly or indirectly control, and were not under common control with, any other person or entity.

Item 25.  Indemnification
          ---------------

          The following paragraphs of Article VIII of the Registrant's Articles of Incorporation provide:

          (h) The Corporation shall indemnify (1) its Directors and Officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of these Articles of Incorporation of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any Director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the 1940 Act.

          (i) To the fullest extent permitted by Maryland statutory and decisional law and the 1940 Act, as amended or interpreted, no Director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any Director or officer of the Corporation against any liability to which such Director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this Article VIII shall adversely affect any right or protection of a Director or officer that exists at the time of such amendment, modification or repeal.

Item 26.  Business and Other Connections of Investment Advisor.
          ----------------------------------------------------

          Wells Fargo Bank, N.A. ("Wells Fargo Bank"), a wholly owned subsidiary of Wells Fargo & Company, currently serves as investment advisor to several of the Registrant's investment portfolios and to certain other registered open-end management investment companies. Wells Fargo Bank's business is that of a national banking association with respect to which it conducts a variety of commercial banking and trust activities.

          To the knowledge of Registrant, none of the directors or executive officers of Wells Fargo Bank, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company. Set forth below are the names and principal businesses of the directors and executive officers of Wells Fargo Bank who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee. All the directors of Wells Fargo Bank also serve as directors of Wells Fargo & Company.

Name and Position             Principal Business(es) and Address(es)
at Wells Fargo Bank           During at Least the Last Two Fiscal Years
-------------------           -----------------------------------------

H. Jesse Arnelle              Senior Partner of Arnelle, Hastie, McGee,
Director                      Willis & Greene
                              455 Market Street
                              San Francisco, CA 94105

                              Director of Armstrong World Industries, Inc.
                              5037 Patata Street
                              South Gate, CA 90280

                              Director of Eastman Chemical Corporation
                              12805 Busch Place
                              Santa Fe Springs, CA 90670

                              Director of FPL Group, Inc.
                              700 Universe Blvd.
                              P.O. Box 14000
                              North Palm Beach, FL 33408

Michael R. Bowlin             Chairman of the Board of Directors, Chief
Director                      Executive Officer, Chief Operating Officer and
                              President of Atlantic Richfield Co. (ARCO)
                              Highway 150
                              Santa Paula, CA 93060

Edward Carson                 Chairman of the Board and Chief Executive Officer
Director                      of First Interstate Bancorp
                              633 West Fifth Street
                              Los Angeles, CA 90071

                              Director of Aztar Corporation
                              2390 East Camelback Road Suite 400
                              Phoenix, AZ 85016

                              Director of Castle & Cook, Inc.
                              10900 Wilshire Blvd.
                              Los Angeles, CA 90024

                              Director of Terra Industries, Inc.
                              1321 Mount Pisgah Road
                              Walnut Creek, CA 94596

William S. Davilla            President (Emeritus) and a Director of
Director                      The Vons Companies, Inc.
                              618 Michillinda Ave.
                              Arcadia, CA 91007

                              Director of Pacific Gas & Electric Company
                              788 Taylorville Road
                              Grass Valley, CA 95949

Rayburn S. Dezember           Director of CalMat Co.
Director                      3200 San Fernando Road
                              Los Angeles, CA 90065

                              Director of Tejon Ranch Company
                              P.O. Box 1000
                              Lebec, CA 93243

                              Director of The Bakersfield Californian
                              1707 I Street
                              P.O. Box 440
                              Bakersfield, CA 93302

                              Trustee of Whittier College
                              13406 East Philadelphia Ave.
                              P.O. Box 634
                              Whittier, CA 90608

Paul Hazen                    Chairman of the Board of Directors of
Chairman of the Board of      Wells Fargo & Company
Directors                     420 Montgomery Street
                              San Francisco, CA 94105

                              Director of Phelps Dodge Corporation
                              2600 North Central Ave.
                              Phoenix, AZ 85004

                              Director of Safeway, Inc.
                              4th and Jackson Streets
                              Oakland, CA 94660

Robert K. Jaedicke            Professor (Emeritus) of Accounting
Director                      Graduate School of Business at Stanford University
                              MBA Admissions Office
                              Stanford, CA 94305

                              Director of Bailard Biehl & Kaiser
                              Real Estate Investment Trust, Inc.
                              2755 Campus Dr.
                              San Mateo, CA 94403

                              Director of Boise Cascade Corporation
                              1111 West Jefferson Street
                              P.O. Box 50
                              Boise, ID 83728

                              Director of California Water Service Company
                              1720 North First Street
                              San Jose, CA 95112

                              Director of Enron Corporation
                              1400 Smith Street
                              Houston, TX 77002

                              Director of GenCorp, Inc.
                              175 Ghent Road
                              Fairlawn, OH 44333

                              Director of Homestake Mining Company
                              650 California Street
                              San Francisco, CA 94108

Thomas L. Lee                 Chairman and Chief Executive Officer of
Director                      The Newhall Land and Farming Company
                              10302 Avenue 7 1-2
                              Firebaugh, CA 93622

                              Director of Calmat Co.
                              501 El Charro Road
                              Pleasanton, CA 94588

                            Director of First Interstate Bancorp
                            633 West Fifth Street
                            Los Angeles, CA 90071

Ellen Newman                President of Ellen Newman Associates
Director                    323 Geary Street
                            Suite 507
                            San Francisco, CA 94102

                            Chair (Emeritus) of the Board of Trustees
                            University of California at San Francisco Foundation 250 Executive Park Blvd.
                            Suite 2000
                            San Francisco, CA 94143

                            Director of the California Chamber of Commerce 1201 K Street
                            12th Floor
                            Sacremento, CA 95814

Philip J. Quigley           Chairman, President and Chief Executive Officer of
Director                    Pacific Telesis Group
                            130 Kearney Street  Rm. 3700
                            San Francisco, CA 94108

Carl E. Reichardt           Director of Columbia/HCA Healthcare Corporation
Director                    One Park Plaza
                            Nashville, TN 37203

                            Director of Ford Motor Company
                            The American Road
                            Dearborn, MI 48121

                            Director of Newhall Management Corporation
                            23823 Valencia Blvd.
                            Valencia, CA 91355

                            Director of Pacific Gas and Electric Company
                            77 Beale Street
                            San Francisco, CA 94105

                            Retired Chairman of the Board of Directors and Chief Executive Officer of Wells Fargo & Company 420 Montgomery Street
                            San Francisco, CA 94105

Donald B. Rice              President and Chief Executive Officer of Teledyne,
Director                    Inc. 2049 Century Park East
                            Los Angeles, CA 90067

                            Retired Secretary of the Air Force

                            Director of Vulcan Materials Company
                            One MetroPlex Drive
                            Birmingham, AL 35209

Richard J. Stegemeier       Chairman (Emeritus) of Unocal Corp
Director                    44141 Yucca Avenue
                            Lancaster, CA 93534

                            Director of Foundation Health Corporation
                            166 4th
                            Fort Irwin, CA 92310

                            Director of Halliburton Company
                            3600 Lincoln Plaza
                            500 North Alcard Street
                            Dallas, TX 75201

                            Director of Northrop Grumman Corp.
                            1840 Century Park East
                            Los Angeles, CA 90067

                            Director of Outboard Marine Corporation
                            100 SeaHorse Drive
                            Waukegan, IL 60085

                            Director of Pacific Enterprises
                            555 West Fifth Street
                            Suite 2900
                            Los Angeles, CA 90031

                            Director of First Interstate Bancorp
                            633 West Fifth Street
                            Los Angeles, CA 90071

Susan G. Swenson            President and Chief Executive Officer of Cellular
Director                    One 651 Gateway Blvd.
                            San Francisco, CA 94080

David M. Tellep             Retired Chairman of the Board and Chief Executive
Director                    Officer of
                            Martin Lockheed Corp
                            6801 Rockledge Drive
                            Bethesda, MD 20817

                            Director of Edison International
                            and Southern California Edison Company
                            2244 Walnut Grove Ave.
                            Rosemead, CA 91770

                            Director of First Interstate
                            633 West Fifth Street
                            Los Angeles, CA 90071

Chang-Lin Tien              Chancellor of the University of California at
Director                    Berkeley
                            Director of Raychem Corporation
                            300 Constitution Drive
                            Menlo Park, CA 94025

John A. Young               President, Chief Executive Officer and Director
Director                    of Hewlett-Packard Company
                            3000 Hanover Street
                            Palo Alto, CA 9434

                            Director of Chevron Corporation
                            225 Bush Street
                            San Francisco, CA 94104

                            Director of Lucent Technologies
                            25 John Glenn Drive
                            Amherst, NY 14228

                            Director of Novell, Inc.
                            11300 West Olympic Blvd.
                            Los Angeles, CA 90064

                            Director of Shaman Pharmaceuticals Inc.
                            213 East Grand Ave. South
                            San Francisco, CA 94080

William F. Zuendt           President of Wells Fargo & Company
President                   420 Montgomery Street
                            San Francisco, CA 94105

                            Director of 3Com Corporation
                            5400 Bayfront Plaza, P.O. Box 58145
                            Santa Clara, CA 95052

                            Director of the California Chamber of Commerce

          Prior to May 1, 1996, Barclays Global Fund Advisors ("BGFA"), a Wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI", formerly, Wells Fargo Institutional Trust Company), served as sub-advisor to the Asset Allocation, Corporate Stock and U.S. Government Allocation Funds of the Company and to certain other open-end management investment companies. From May 1, 1996 to December 15, 1997 BGFA served as sub-advisor to the corresponding Asset Allocation, U.S. Government Allocation and Corporate Stock Master Portfolios of Master Investment Trust, in which such funds invested substantially all of their assets. These Funds currently invest directly in a portfolio of securities and no longer invest in the Master Portfolios. BGFA currently serves as sub-advisor to these Funds.

          The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business of the former sub-advisor to the Registrant, Wells Fargo Nikko Investment Advisors ("WFNIA") and, in some cases, the service business of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position             Principal Business(es) During at
at BGFA                       Least the Last Two Fiscal Years
-------                       --------------------------------
Frederick L.A. Grauer         Director of BGFA and Co-Chairman and Director of BGI
Director                      45 Fremont, San Francisco, CA 94105

Patricia Dunn                 Director of BGFA and C-Chairman and Director of BGI
Director                      45 Fremont, San Francisco, CA 94105

Lawrence G. Tint              Chairman of the Board of Directors of BGFA
Chairman and Director         and Chief Executive Officer of BGI
                              45 Fremont, San Francisco, CA  94105

Geoffrey Fletcher             Chief Financial Officer of BGFA and BGI since May 1997
Chief Financial Officer       45 Fremont, San Francisco, CA 94105
                              Managing Director and Principal Accounting Officer at
                              Bankers Trust Company from 1988 - 1997
                              505 Market Street, San Francisco, CA  94105

          Prior to January 1, 1996 WFNIA served as sub-advisor to the Asset Allocation, Corporate Stock and U.S. Government Allocation Funds of the Company and as advisor or sub-advisor to various other open-end management investment companies.

          For additional information, "Organization and Management of the Fund(s)" in the Prospectuses for the Funds as well as "Management" in the Statements of Additional Information of such Funds. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and management committees of WFNIA, reference is made to WFNIA's Form ADV and Schedules A and D filed under the Investment Advisors Act of 1940, File No. 801-36479, incorporated herein by reference.

Item 27.  Principal Underwriters.
          ----------------------

          (a) Stephens Inc., distributor for the Registrant, does not presently act as investment advisor for any other registered investment companies, but does act as principal underwriter for Life & Annuity Trust, MasterWorks Funds, Inc. Stagecoach Trust, Nations Fund, Inc., Nations Fund Trust, Nations Fund Portfolios, Inc., Nations LifeGoal Funds, Inc. and Nations Institutional Reserves, and is the exclusive placement agent for Managed Series Investment Trust and Master Investment Portfolio, all of which are registered open-end management investment companies.

          (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D filed by Stephens Inc. with the Securities and Exchange Commission pursuant to the Investment Advisors Act of 1940 (file No. 501-15510).

          (c)  Not applicable.

Item 28.  Location of Accounts and Records.
          --------------------------------

          (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201.

          (b) Wells Fargo Bank maintains all Records relating to its services as investment advisor, administrator and custodian and transfer and dividend disbursing agent at 525 Market Street, San Francisco, California 94105.

          (c) WFNIA and Wells Fargo Institutional Trust Company, N.A. maintain all Records relating to their services as sub-advisor and custodian, respectively, for the period prior to January 1, 1996, at 45 Fremont Street, San Francisco, California 94105.

          (d) BGFA and BGI maintain all Records relating to their services as sub-advisor and custodian, respectively, for the period beginning January 1, 1996 at 45 Fremont Street, San Francisco, California 94105.

          (e) Stephens maintains all Records relating to its services as sponsor, co-administrator and distributor at 111 Center Street, Little Rock, Arkansas 72201.

Item 29.  Management Services.
          -------------------

        Other than as set forth under the captions "Organization and Management of the Fund(s)" in the Prospectuses for the Funds as well as "Management" in the Statements of

Additional Information of such Funds, the Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.
          ------------

         Not applicable.

                                  SIGNATURES
                                  ----------

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 28th day of May, 1999.

                         STAGECOACH FUNDS, INC.


                         By    /s/ Richard H. Blank, Jr.
                             --------------------------------
                                   Richard H. Blank, Jr.
                                   Secretary and Treasurer
                                  (Principal Financial Officer)

       Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

   Signature                       Title                                 Date
   ---------                       -----                                 ----

                *                  Director, Chairman and President
   ----------------------------
   (R. Greg Feltus)                (Principal Executive Officer)


   /s/Richard H. Blank, Jr.        Secretary and Treasurer
   ----------------------------
   (Richard H. Blank, Jr.)         (Principal Financial Officer)        5/28/99


                *                  Director
   ----------------------------
   (Jack S. Euphrat)


                *                  Director
   ----------------------------
   (Thomas S. Goho)


                *                  Director
   ----------------------------
   (Peter G. Gordon)


                *                  Director
   ----------------------------
   (Joseph N. Hankin)


                *                  Director
   ----------------------------
   (W. Rodney Hughes)


                *                  Director
   ----------------------------
   (Tucker Morse)


*By /s/Richard H. Blank, Jr.
    ---------------------------
    Richard H. Blank, Jr.
    As Attorney-in-Fact
    May 28, 1999

                            STAGECOACH FUNDS, INC.
                         FILE NOS. 33-42927; 811-6419
                                 EXHIBIT INDEX


Exhibit Number           Description


EX-99.(i)                Opinion and Consent of Counsel